UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21261

Rydex ETF Trust
(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee Rydex ETF Trust 805 King Farm Boulevard, Suite 600 Rockville, Maryland 20850
(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-301-296-5100

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.
Attached hereto.

Guggenheim S&P 500® Top 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.8%
Consumer, Non-cyclical - 27.1%
Johnson & Johnson	181,712	$22,755,795
Procter & Gamble Co.	175,846	15,050,659
Pfizer, Inc.	400,652	14,780,053
Coca-Cola Co.	257,216	11,222,334
Merck & Company, Inc.	182,859	10,726,509
PepsiCo, Inc.	95,421	10,393,255
Philip Morris International, Inc.	102,478	10,274,444
UnitedHealth Group, Inc.	62,812	8,994,678
Altria Group, Inc.	129,244	8,749,819
Amgen, Inc.	49,627	8,537,333
Bristol-Myers Squibb Co.	110,277	8,249,822
Medtronic plc	92,893	8,140,214
AbbVie, Inc.	106,845	7,076,344
Gilead Sciences, Inc.	87,982	6,991,930
Allergan plc*	26,131	6,609,836
Celgene Corp.*	51,171	5,740,874
Total Consumer, Non-cyclical		164,293,899
Communications - 21.7%
Amazon.com, Inc.*	25,559	19,394,425
Facebook, Inc. — Class A*	152,725	18,928,737
AT&T, Inc.	406,674	17,604,917
Alphabet, Inc. — Class A*	19,400	15,351,996
Alphabet, Inc. — Class C*	19,512	15,000,630
Verizon Communications, Inc.	269,286	14,921,137
Comcast Corp. — Class A	159,720	10,741,170
Cisco Systems, Inc.	332,270	10,144,203
Walt Disney Co.	98,606	9,461,246
Total Communications		131,548,461
Technology - 16.8%
Apple, Inc.	361,847	37,708,077
Microsoft Corp.	519,274	29,432,450
Intel Corp.	311,941	10,874,263
International Business Machines Corp.	58,343	9,371,053
Oracle Corp.	205,609	8,438,193
QUALCOMM, Inc.	97,038	6,072,638
Total Technology		101,896,674
Financial - 13.6%
Berkshire Hathaway, Inc. — Class B*	123,787	17,858,750
JPMorgan Chase & Co.	241,564	15,452,848
Wells Fargo & Co.	305,211	14,640,972
Bank of America Corp.	678,579	9,832,610
Visa, Inc. — Class A	125,834	9,821,344
Citigroup, Inc.	193,886	8,494,146
MasterCard, Inc. — Class A	64,133	6,108,027
Total Financial		82,208,697
Industrial - 7.9%
General Electric Co.	607,478	18,916,864
3M Co.	40,068	7,146,528
Honeywell International, Inc.	50,347	5,856,867
United Technologies Corp.	51,415	5,534,825
Boeing Co.	39,557	5,287,189
Union Pacific Corp.	55,560	5,169,858
Total Industrial		47,912,131
Energy - 7.4%
Exxon Mobil Corp.	273,931	24,366,162
Chevron Corp.	124,506	12,759,375
Schlumberger Ltd.	91,794	7,391,253
Total Energy		44,516,790
Consumer, Cyclical - 5.3%
Home Depot, Inc.	82,181	11,360,702
Wal-Mart Stores, Inc.	100,885	7,361,579
McDonald's Corp.	57,993	6,822,876
CVS Health Corp.	70,952	6,578,669
Total Consumer, Cyclical		32,123,826
Total Common Stocks
(Cost $519,054,675)		604,500,478

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.18%[1]	848,614	848,614
Total Short Term Investments
(Cost $848,614)		848,614
Total Investments - 99.9%
(Cost $519,903,289)		$605,349,092
Other Assets & Liabilities, net - 0.1%		651,409
Total Net Assets - 100.0%		$606,000,501

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	Rate indicated is the 7 day yield as of July 31, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$604,500,478	$—	$—	$604,500,478
Short Term Investments	848,614	—	—	848,614
Total	$605,349,092	$—	$—	$605,349,092

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2016, there were no transfers between levels.

Guggenheim S&P 500® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9%
Financial - 24.2%
Prudential Financial, Inc.	137,610	$10,360,656
Loews Corp.	247,758	10,239,839
MetLife, Inc.	228,464	9,764,552
Allstate Corp.	122,628	8,379,171
Lincoln National Corp.	170,883	7,462,461
American International Group, Inc.	134,094	7,300,077
Unum Group	216,824	7,244,090
Regions Financial Corp.	788,476	7,230,325
Hartford Financial Services Group, Inc.	175,847	7,007,503
Navient Corp.	478,451	6,794,004
Bank of America Corp.	468,300	6,785,666
Citigroup, Inc.	150,411	6,589,506
Capital One Financial Corp.	97,599	6,546,941
SunTrust Banks, Inc.	139,293	5,890,701
Zions Bancorporation	198,149	5,524,394
Comerica, Inc.	112,159	5,074,073
KeyCorp	430,487	5,036,698
JPMorgan Chase & Co.	76,081	4,866,902
Travelers Companies, Inc.	40,965	4,760,952
Chubb Ltd.	37,316	4,674,202
Legg Mason, Inc.	136,592	4,663,251
Berkshire Hathaway, Inc. — Class B*	32,321	4,662,951
Fifth Third Bancorp	242,994	4,612,026
Aflac, Inc.	63,529	4,591,876
Goldman Sachs Group, Inc.	28,758	4,567,058
Principal Financial Group, Inc.	90,573	4,223,419
People's United Financial, Inc.	255,745	3,877,094
PNC Financial Services Group, Inc.	46,287	3,825,621
BB&T Corp.	103,593	3,819,474
Bank of New York Mellon Corp.	63,939	2,519,197
Total Financial		178,894,680
Utilities - 15.6%
NRG Energy, Inc.	1,400,755	19,386,449
Exelon Corp.	360,854	13,452,637
AES Corp.	955,696	11,802,846
FirstEnergy Corp.	224,871	7,852,495
NiSource, Inc.	253,213	6,497,446
Duke Energy Corp.	63,500	5,434,965
Consolidated Edison, Inc.	65,188	5,220,255
Entergy Corp.	56,883	4,629,707
SCANA Corp.	57,563	4,313,771
DTE Energy Co.	43,887	4,279,860
Public Service Enterprise Group, Inc.	92,002	4,233,012
Edison International	53,246	4,120,175
American Electric Power Company, Inc.	58,671	4,065,900
CenterPoint Energy, Inc.	159,301	3,810,480
Ameren Corp.	69,881	3,664,560
Pinnacle West Capital Corp.	44,026	3,472,331
PG&E Corp.	50,941	3,257,168
Xcel Energy, Inc.	69,579	3,060,084
Eversource Energy	50,487	2,952,985
Total Utilities		115,507,126
Consumer, Cyclical - 15.4%
Wal-Mart Stores, Inc.	151,428	11,049,701
Best Buy Company, Inc.	319,784	10,744,742
Staples, Inc.	1,048,113	9,736,970
General Motors Co.	305,322	9,629,856
Ford Motor Co.	690,409	8,740,578
Kohl's Corp.	187,125	7,782,529
AutoNation, Inc.*,1	134,422	7,171,414
Macy's, Inc.	166,630	5,970,353
Whirlpool Corp.	30,934	5,950,464
PVH Corp.	58,230	5,884,723
Urban Outfitters, Inc.*	174,933	5,230,497
PulteGroup, Inc.	244,621	5,181,073
United Continental Holdings, Inc.*	104,950	4,921,106
Target Corp.	52,345	3,943,149
PACCAR, Inc.	65,153	3,842,072
The Gap, Inc.[1]	118,320	3,051,473
Johnson Controls, Inc.	60,746	2,789,456
Bed Bath & Beyond, Inc.	54,467	2,448,292
Total Consumer, Cyclical		114,068,448
Consumer, Non-cyclical - 10.0%
Archer-Daniels-Midland Co.	378,372	17,057,009
Quanta Services, Inc.*	445,506	11,404,954
Anthem, Inc.	77,365	10,161,119
Tyson Foods, Inc. — Class A	133,943	9,858,205
McKesson Corp.	37,342	7,265,259
Cardinal Health, Inc.	82,196	6,871,586
Sysco Corp.	88,584	4,587,765
Whole Foods Market, Inc.	119,693	3,648,243
Express Scripts Holding Co.*	40,112	3,051,320
Total Consumer, Non-cyclical		73,905,460
Energy - 9.9%
National Oilwell Varco, Inc.	320,456	10,366,752
Diamond Offshore Drilling, Inc.[1]	393,534	8,941,093
Valero Energy Corp.	159,759	8,352,200
Chevron Corp.	67,923	6,960,749
Phillips 66	83,919	6,382,879
Transocean Ltd.[1]	549,192	6,035,620
Marathon Petroleum Corp.	145,030	5,712,732
First Solar, Inc.*,1	110,554	5,160,661
Helmerich & Payne, Inc.[1]	79,864	4,949,172
Hess Corp.	81,791	4,388,087
Marathon Oil Corp.	227,738	3,106,346
Baker Hughes, Inc.	54,816	2,621,849
Total Energy		72,978,140
Industrial - 8.6%
Jacobs Engineering Group, Inc.*	241,795	12,940,869
Fluor Corp.	212,318	11,363,259
Ryder System, Inc.	127,770	8,420,043
WestRock Co.	169,499	7,273,202
Corning, Inc.	238,588	5,301,425
Cummins, Inc.	39,240	4,817,495
Eaton Corporation plc	66,051	4,188,294
Caterpillar, Inc.	44,174	3,655,840
Textron, Inc.	69,862	2,724,618
Owens-Illinois, Inc.*	142,735	2,681,991
Total Industrial		63,367,036
Basic Materials - 7.1%
Newmont Mining Corp.	446,070	19,627,080
Alcoa, Inc.	1,324,085	14,061,783
Nucor Corp.	126,360	6,777,950
Freeport-McMoRan, Inc.	486,706	6,307,710

Guggenheim S&P 500® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Basic Materials - 7.1% (continued)
Mosaic Co.[1]	205,200	$5,540,400
Total Basic Materials		52,314,923
Technology - 4.3%
HP, Inc.	1,394,797	19,541,106
Xerox Corp.	845,691	8,710,617
Western Digital Corp.	79,986	3,800,135
Total Technology		32,051,858
Communications - 3.1%
CenturyLink, Inc.	297,292	9,346,860
Frontier Communications Corp.[1]	1,191,965	6,198,218
News Corp. — Class A	452,753	5,872,206
News Corp. — Class B	127,899	1,718,963
Total Communications		23,136,247
Diversified - 1.7%
Leucadia National Corp.	690,989	12,617,459
Total Common Stocks
(Cost $754,420,053)		738,841,377

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.18%[2]	699,102	699,102
Total Short Term Investments
(Cost $699,102)		699,102

SECURITIES LENDING COLLATERAL†,3 - 4.6%
BNY Mellon Separately Managed Cash Collateral Account, 0.35%	34,360,692	34,360,692
Total Securities Lending Collateral
(Cost $34,360,692)		34,360,692
Total Investments - 104.6%
(Cost $789,479,847)		$773,901,171
Other Assets & Liabilities, net - (4.6)%		(33,870,699)
Total Net Assets - 100.0%		$740,030,472

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2016 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2016.
[3]	Securities lending collateral — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$738,841,377	$—	$—	$738,841,377
Securities Lending Collateral	34,360,692	—	—	34,360,692
Short Term Investments	699,102	—	—	699,102
Total	$773,901,171	$—	$—	$773,901,171

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2016, there were no transfers between levels.

Guggenheim S&P 500® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Non-cyclical - 26.5%
Centene Corp.*	500,772	$35,329,464
Constellation Brands, Inc. — Class A	198,516	32,681,689
S&P Global, Inc.	165,679	20,245,974
Edwards Lifesciences Corp.*	173,480	19,866,930
Hologic, Inc.*	504,426	19,415,357
Aetna, Inc.	166,786	19,215,415
Regeneron Pharmaceuticals, Inc.*	44,725	19,013,491
Global Payments, Inc.	250,314	18,688,443
Total System Services, Inc.	363,785	18,523,932
Equifax, Inc.	136,620	18,096,685
Mondelez International, Inc. — Class A	407,980	17,942,960
Boston Scientific Corp.*	712,448	17,298,237
Cigna Corp.	129,824	16,742,103
Gilead Sciences, Inc.	199,211	15,831,298
Monster Beverage Corp.*	96,477	15,497,101
AmerisourceBergen Corp. — Class A	170,525	14,527,025
Avery Dennison Corp.	183,895	14,323,582
Reynolds American, Inc.	285,962	14,315,258
Biogen, Inc.*	48,729	14,127,999
Celgene Corp.*	122,880	13,785,907
Verisk Analytics, Inc. — Class A*	145,796	12,433,483
Laboratory Corporation of America Holdings*	85,801	11,974,388
Hormel Foods Corp.	301,916	11,276,563
Illumina, Inc.*	66,890	11,127,152
Cintas Corp.	100,535	10,784,389
Moody's Corp.	93,139	9,873,665
Alexion Pharmaceuticals, Inc.*	71,183	9,154,134
CR Bard, Inc.	36,572	8,182,254
Becton Dickinson and Co.	42,907	7,551,632
Dr Pepper Snapple Group, Inc.	71,544	7,047,799
Allergan plc*	21,212	5,365,575
Total Consumer, Non-cyclical		480,239,884
Consumer, Cyclical - 19.1%
Ulta Salon Cosmetics & Fragrance, Inc.*	115,319	30,122,476
O'Reilly Automotive, Inc.*	84,562	24,576,254
DR Horton, Inc.	709,526	23,329,215
Dollar Tree, Inc.*	230,286	22,174,239
Starbucks Corp.	322,675	18,731,284
AutoZone, Inc.*	21,797	17,742,104
Lennar Corp. — Class A	363,979	17,034,217
Home Depot, Inc.	121,917	16,853,806
LKQ Corp.*	434,787	14,952,325
Advance Auto Parts, Inc.	86,914	14,763,212
Alaska Air Group, Inc.	216,735	14,568,927
Lowe's Companies, Inc.	169,327	13,932,226
NIKE, Inc. — Class B	223,696	12,415,128
Mohawk Industries, Inc.*	58,967	12,320,565
Tractor Supply Co.	120,737	11,065,546
Ross Stores, Inc.	172,222	10,648,486
Signet Jewelers Ltd.[1]	117,008	10,286,173
Under Armour, Inc. — Class A*,1	249,132	9,830,749
Under Armour, Inc. — Class C*,1	250,891	8,956,806
Southwest Airlines Co.	227,947	8,436,318
Chipotle Mexican Grill, Inc. — Class A*	18,763	7,955,324
TJX Companies, Inc.	89,960	7,351,531
Newell Brands, Inc.	137,310	7,203,283
Hanesbrands, Inc.	218,220	5,817,745
Delphi Automotive plc	84,957	5,761,784
Total Consumer, Cyclical		346,829,723
Technology - 18.5%
Broadcom Ltd.	188,424	30,520,919
Electronic Arts, Inc.*	395,369	30,174,562
NVIDIA Corp.	512,503	29,263,921
salesforce.com, Inc.*	319,884	26,166,511
Activision Blizzard, Inc.	650,751	26,134,160
Skyworks Solutions, Inc.	284,628	18,791,141
Lam Research Corp.[1]	201,402	18,079,857
Red Hat, Inc.*	235,897	17,760,685
Fiserv, Inc.*	159,299	17,580,237
Cognizant Technology Solutions Corp. — Class A*	296,951	17,071,713
Citrix Systems, Inc.*	166,345	14,826,330
Applied Materials, Inc.	502,154	13,201,629
Qorvo, Inc.*	203,304	12,854,912
Microchip Technology, Inc.[1]	216,111	12,024,416
Apple, Inc.	107,685	11,221,854
Cerner Corp.*	146,386	9,133,023
Akamai Technologies, Inc.*	158,396	8,003,750
Microsoft Corp.	130,248	7,382,457
Accenture plc — Class A	63,936	7,212,620
Paychex, Inc.	121,620	7,209,634
Total Technology		334,614,331
Financial - 12.4%
XL Group Ltd.	580,869	20,103,876
Extra Space Storage, Inc.	220,188	18,940,572
Prologis, Inc.	298,975	16,291,148
Equity Residential	236,172	16,057,334
Visa, Inc. — Class A	194,225	15,159,262
Intercontinental Exchange, Inc.	54,536	14,408,411
Kimco Realty Corp.	427,279	13,715,656
Equinix, Inc.	34,363	12,812,931
CBRE Group, Inc. — Class A*	419,350	11,930,508
Public Storage	47,447	11,336,037
MasterCard, Inc. — Class A	116,331	11,079,364
E*TRADE Financial Corp.*	430,829	10,805,191
UDR, Inc.	281,551	10,482,144
American Tower Corp. — Class A	82,583	9,560,634
AvalonBay Communities, Inc.	50,525	9,379,966
Crown Castle International Corp.	93,721	9,093,749
Charles Schwab Corp.	279,211	7,935,177
Alliance Data Systems Corp.*	22,558	5,224,884
Total Financial		224,316,844
Communications - 12.0%
Facebook, Inc. — Class A*	284,598	35,273,076
Amazon.com, Inc.*	37,483	28,442,475
Expedia, Inc.	202,189	23,585,346
VeriSign, Inc.*,1	264,155	22,878,465
Netflix, Inc.*	195,176	17,809,810
TripAdvisor, Inc.*	230,891	16,155,443
Priceline Group, Inc.*	11,823	15,970,627
eBay, Inc.*	473,122	14,742,482

Guggenheim S&P 500® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Communications - 12.0% (continued)
Alphabet, Inc. — Class A*	11,939	$9,447,808
Alphabet, Inc. — Class C*	12,177	9,361,556
Walt Disney Co.	95,021	9,117,265
Juniper Networks, Inc.	330,710	7,503,810
Discovery Communications, Inc. — Class C*	193,725	4,754,011
Discovery Communications, Inc. — Class A*	112,219	2,815,575
Total Communications		217,857,749
Industrial - 10.1%
PerkinElmer, Inc.	384,564	21,889,383
Vulcan Materials Co.	170,133	21,093,089
Masco Corp.	553,185	20,180,189
Fortune Brands Home & Security, Inc.	295,694	18,708,559
Martin Marietta Materials, Inc.	85,148	17,255,242
Acuity Brands, Inc.	63,578	16,684,775
TransDigm Group, Inc.*	54,219	15,155,296
Northrop Grumman Corp.	60,842	13,180,202
Stanley Black & Decker, Inc.	83,627	10,177,406
Amphenol Corp. — Class A	141,313	8,410,950
Snap-on, Inc.	50,905	8,000,739
Roper Technologies, Inc.	40,803	6,951,199
Boeing Co.	45,178	6,038,491
Total Industrial		183,725,520
Energy - 0.8%
Pioneer Natural Resources Co.	83,929	13,644,338
Basic Materials - 0.5%
Sherwin-Williams Co.	28,981	8,686,475
Total Common Stocks
(Cost $1,588,422,620)		1,809,914,864

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.18%[2]	1,886,922	1,886,922
Total Short Term Investments
(Cost $1,886,922)		1,886,922

SECURITIES LENDING COLLATERAL†,3 - 3.4%
BNY Mellon Separately Managed Cash Collateral Account, 0.35%	61,558,891	61,558,891
Total Securities Lending Collateral
(Cost $61,558,891)		61,558,891
Total Investments - 103.4%
(Cost $1,651,868,433)		$1,873,360,677
Other Assets & Liabilities, net - (3.4)%		(61,692,025)
Total Net Assets - 100.0%		$1,811,668,652

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2016 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2016.
[3]	Securities lending collateral — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,809,914,864	$—	$—	$1,809,914,864
Securities Lending Collateral	61,558,891	—	—	61,558,891
Short Term Investments	1,886,922	—	—	1,886,922
Total	$1,873,360,677	$—	$—	$1,873,360,677

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2016, there were no transfers between levels.

Guggenheim S&P MidCap 400® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.8%
Financial - 23.8%
LaSalle Hotel Properties	9,867	$271,836
Hospitality Properties Trust	8,434	269,129
Kilroy Realty Corp.	3,588	262,677
Senior Housing Properties Trust	11,723	260,369
Duke Realty Corp.	9,002	259,167
Communications Sales & Leasing, Inc.	8,300	257,964
Taubman Centers, Inc.	3,149	254,817
Alexandria Real Estate Equities, Inc.	2,256	253,349
American Campus Communities, Inc.	4,669	252,453
Highwoods Properties, Inc.	4,514	251,520
EPR Properties	2,989	251,136
Education Realty Trust, Inc.	5,194	250,039
Tanger Factory Outlet Centers, Inc.	5,987	249,897
Care Capital Properties, Inc.	8,442	249,714
First Industrial Realty Trust, Inc.	8,460	249,316
First American Financial Corp.	5,942	248,434
Weingarten Realty Investors	5,747	248,213
Potlatch Corp.	6,468	247,401
Douglas Emmett, Inc.	6,493	246,994
National Retail Properties, Inc.	4,645	246,928
Hancock Holding Co.	8,510	246,705
Camden Property Trust	2,752	246,552
DCT Industrial Trust, Inc.	4,871	244,622
Equity One, Inc.	7,352	244,601
Post Properties, Inc.	3,832	243,677
WP GLIMCHER, Inc.	19,132	242,594
Corporate Office Properties Trust	8,062	241,538
Mid-America Apartment Communities, Inc.	2,268	240,453
Healthcare Realty Trust, Inc.	6,627	239,632
Liberty Property Trust	5,764	238,514
Trustmark Corp.	9,116	237,928
Eaton Vance Corp.	6,290	237,825
CBOE Holdings, Inc.	3,454	237,635
Regency Centers Corp.	2,796	237,464
Mack-Cali Realty Corp.	8,410	237,162
Urban Edge Properties	7,909	236,558
CoreLogic, Inc.*	5,859	236,001
Everest Re Group Ltd.	1,241	234,562
PrivateBancorp, Inc. — Class A	5,304	234,437
Lamar Advertising Co. — Class A	3,451	234,185
SLM Corp.*	32,484	233,560
First Horizon National Corp.	15,986	232,756
Omega Healthcare Investors, Inc.	6,744	232,668
Mercury General Corp.	4,200	232,554
Alexander & Baldwin, Inc.	5,890	232,066
Janus Capital Group, Inc.	15,345	231,710
Rayonier, Inc.	8,510	231,642
Cullen/Frost Bankers, Inc.[1]	3,411	231,573
BancorpSouth, Inc.	9,717	231,459
Medical Properties Trust, Inc.	14,736	231,355
Raymond James Financial, Inc.	4,209	231,074
WR Berkley Corp.	3,966	230,782
Alleghany Corp.*	424	230,444
Kemper Corp.	6,712	230,020
Associated Banc-Corp.	12,327	229,282
Reinsurance Group of America, Inc. — Class A	2,305	228,771
Washington Federal, Inc.	9,146	228,650
Federated Investors, Inc. — Class B	7,211	227,651
PacWest Bancorp	5,505	227,633
RenaissanceRe Holdings Ltd.	1,936	227,519
Old Republic International Corp.	11,669	226,145
American Financial Group, Inc.	3,081	225,221
Brown & Brown, Inc.	6,111	224,029
Sovran Self Storage, Inc.*	2,183	223,474
Cathay General Bancorp	7,449	223,321
Endurance Specialty Holdings Ltd.	3,291	222,570
Stifel Financial Corp.*	6,279	221,963
TCF Financial Corp.	16,171	219,764
International Bancshares Corp.	8,004	219,470
Synovus Financial Corp.	7,196	219,046
Umpqua Holdings Corp.	14,375	218,931
Commerce Bancshares, Inc.	4,628	218,858
Fulton Financial Corp.	16,008	218,509
Hanover Insurance Group, Inc.	2,637	217,131
FirstMerit Corp.	10,183	216,185
Aspen Insurance Holdings Ltd.	4,701	216,058
Bank of Hawaii Corp.[1]	3,132	215,857
Valley National Bancorp	23,774	215,630
SVB Financial Group*	2,144	215,300
Prosperity Bancshares, Inc.	4,207	214,936
MB Financial, Inc.	5,590	214,600
WisdomTree Investments, Inc.[1]	21,355	212,269
Webster Financial Corp.	5,894	211,948
Bank of the Ozarks, Inc.[1]	5,857	210,793
Waddell & Reed Financial, Inc. — Class A	11,517	210,300
New York Community Bancorp, Inc.	14,467	209,048
Corrections Corporation of America	6,479	207,652
East West Bancorp, Inc.	6,032	206,415
Signature Bank*	1,695	203,807
Jones Lang LaSalle, Inc.	1,856	203,176
FNB Corp.	17,000	203,150
CNO Financial Group, Inc.	11,644	202,256
SEI Investments Co.	4,475	201,375
Primerica, Inc.[1]	3,892	200,477
Genworth Financial, Inc. — Class A*,1	66,029	188,843
Total Financial		21,965,674
Industrial - 16.9%
Trinity Industries, Inc.	12,206	283,302
Joy Global, Inc.	10,253	283,290
Oshkosh Corp.	4,883	269,005
Cree, Inc.*,1	9,180	262,548
Old Dominion Freight Line, Inc.*	3,706	258,161
Terex Corp.	10,546	254,580
Louisiana-Pacific Corp.*	12,571	253,934
Belden, Inc.	3,468	253,892
Lennox International, Inc.	1,612	252,762
Granite Construction, Inc.	5,077	252,733
EMCOR Group, Inc.	4,531	252,376
AO Smith Corp.	2,659	246,995

Guggenheim S&P MidCap 400® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Industrial - 16.9% (continued)
Gentex Corp.[1]	13,925	$246,055
Mettler-Toledo International, Inc.*	590	242,613
MSA Safety, Inc.	4,323	241,569
AECOM*	6,797	241,226
Packaging Corporation of America	3,220	240,502
Jabil Circuit, Inc.	11,797	240,069
Landstar System, Inc.	3,384	238,538
Energizer Holdings, Inc.	4,606	237,347
Regal Beloit Corp.	3,890	237,329
Sonoco Products Co.	4,642	236,417
Teledyne Technologies, Inc.*	2,248	236,040
Crane Co.	3,786	235,868
Huntington Ingalls Industries, Inc.	1,364	235,399
Eagle Materials, Inc.	2,792	234,388
Hubbell, Inc.	2,167	233,668
IDEX Corp.	2,590	232,556
Nordson Corp.	2,622	231,497
Carlisle Companies, Inc.	2,228	230,130
Kennametal, Inc.	9,229	229,433
Curtiss-Wright Corp.	2,578	229,416
Cognex Corp.	5,072	229,102
CLARCOR, Inc.	3,679	229,055
Lincoln Electric Holdings, Inc.	3,682	228,505
Genesee & Wyoming, Inc. — Class A*	3,523	228,114
Werner Enterprises, Inc.	9,052	227,386
Trimble Navigation Ltd.*	8,571	226,617
Donaldson Company, Inc.	6,232	225,162
Woodward, Inc.	3,838	224,677
Greif, Inc. — Class A	5,585	224,126
National Instruments Corp.	7,813	224,077
Vishay Intertechnology, Inc.[1]	16,780	223,677
Bemis Company, Inc.	4,380	223,555
Timken Co.	6,655	222,610
AptarGroup, Inc.	2,845	222,422
FEI Co.	2,084	221,779
Arrow Electronics, Inc.*	3,335	221,744
Clean Harbors, Inc.*	4,236	217,815
Silgan Holdings, Inc.	4,385	217,408
Orbital ATK, Inc.[1]	2,490	216,928
Avnet, Inc.	5,270	216,597
Valmont Industries, Inc.	1,653	216,460
Tech Data Corp.*	2,773	216,100
GATX Corp.[1]	4,829	216,001
B/E Aerospace, Inc.	4,503	215,401
KLX, Inc.*	6,662	215,183
Keysight Technologies, Inc.*	7,262	212,341
KBR, Inc.	15,107	211,800
Zebra Technologies Corp. — Class A*	3,972	210,556
Graco, Inc.	2,780	205,748
Esterline Technologies Corp.*	3,377	205,423
Wabtec Corp.	2,961	202,829
ITT, Inc.[1]	6,323	200,502
Knowles Corp.*	14,834	199,369
AGCO Corp.	4,138	199,286
Triumph Group, Inc.	5,714	176,163
Kirby Corp.*	3,156	171,970
Total Industrial		15,600,126
Consumer, Non-cyclical - 15.1%
DeVry Education Group, Inc.[1]	13,300	296,191
WhiteWave Foods Co. — Class A*	4,972	275,896
United Natural Foods, Inc.*	5,255	262,645
Live Nation Entertainment, Inc.*	9,397	257,666
ResMed, Inc.	3,721	256,302
ABIOMED, Inc.*	2,170	255,994
Boston Beer Company, Inc. — Class A*,1	1,392	254,569
Post Holdings, Inc.*	2,929	253,856
MarketAxess Holdings, Inc.	1,569	253,645
Akorn, Inc.*	7,356	251,796
Align Technology, Inc.*	2,822	251,581
Molina Healthcare, Inc.*	4,386	249,169
Cooper Companies, Inc.	1,363	248,707
Catalent, Inc.*	9,713	248,070
PAREXEL International Corp.*	3,698	247,211
RR Donnelley & Sons Co.	13,770	246,758
VCA, Inc.*	3,432	244,839
Ingredion, Inc.	1,816	241,963
United Therapeutics Corp.*	1,998	241,778
LivaNova plc*	4,595	239,169
TreeHouse Foods, Inc.*	2,306	237,956
Hill-Rom Holdings, Inc.	4,442	237,336
Hain Celestial Group, Inc.*	4,486	236,816
Halyard Health, Inc.*	6,830	236,250
Tenet Healthcare Corp.*	7,698	235,635
IDEXX Laboratories, Inc.*	2,503	234,756
West Pharmaceutical Services, Inc.	2,904	233,133
Snyder's-Lance, Inc.	6,775	232,112
SUPERVALU, Inc.*	47,547	232,029
Lancaster Colony Corp.	1,781	231,459
Dean Foods Co.[1]	12,515	231,027
Charles River Laboratories International, Inc.*	2,626	230,904
Service Corporation International	8,318	230,575
WEX, Inc.*	2,452	229,703
Teleflex, Inc.	1,272	229,354
Deluxe Corp.	3,391	229,198
Edgewell Personal Care Co.*	2,701	228,532
WellCare Health Plans, Inc.*	2,135	228,018
Sotheby's1	6,984	226,212
Prestige Brands Holdings, Inc.*	4,216	225,556
Aaron's, Inc.	9,389	224,867
Graham Holdings Co. — Class B	445	223,942
STERIS plc	3,146	223,209
MEDNAX, Inc.*	3,231	222,648
Gartner, Inc.*	2,213	221,853
FTI Consulting, Inc.*	5,178	221,826
Flowers Foods, Inc.	12,040	221,416
Bio-Techne Corp.	1,968	221,243
Bio-Rad Laboratories, Inc. — Class A*	1,517	220,102
Sprouts Farmers Market, Inc.*,1	9,497	219,666
Rollins, Inc.	7,781	219,269
Avon Products, Inc.	53,619	218,229
Tootsie Roll Industries, Inc.[1]	5,767	214,129
Helen of Troy Ltd.*	2,140	213,165
Owens & Minor, Inc.	5,881	210,011
CEB, Inc.	3,478	208,819

Guggenheim S&P MidCap 400® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Non-cyclical - 15.1% (continued)
Amsurg Corp. — Class A*	2,777	$208,303
Community Health Systems, Inc.*,1	15,836	202,226
ManpowerGroup, Inc.	2,905	201,607
LifePoint Health, Inc.*	3,210	189,968
Total Consumer, Non-cyclical		14,020,864
Consumer, Cyclical - 14.8%
Tempur Sealy International, Inc.*,1	3,760	284,369
Dick's Sporting Goods, Inc.	5,321	272,914
Polaris Industries, Inc.[1]	2,736	270,180
Deckers Outdoor Corp.*	4,069	268,594
J.C. Penney Company, Inc.*,1	27,137	262,143
GameStop Corp. — Class A1	8,387	259,578
Domino's Pizza, Inc.	1,762	259,543
Restoration Hardware Holdings, Inc.*,1	8,378	258,126
Ascena Retail Group, Inc.*	31,743	258,070
American Eagle Outfitters, Inc.[1]	14,347	257,098
Buffalo Wild Wings, Inc.*	1,527	256,475
Thor Industries, Inc.	3,341	255,720
Dana, Inc.	18,575	253,363
Pool Corp.	2,458	251,404
Fossil Group, Inc.*,1	7,932	250,651
TRI Pointe Group, Inc.*	18,604	250,224
Casey's General Stores, Inc.	1,860	248,384
Cinemark Holdings, Inc.	6,588	247,709
HNI Corp.	4,740	247,096
KB Home[1]	15,704	246,553
Chico's FAS, Inc.	20,471	245,857
Abercrombie & Fitch Co. — Class A	11,867	245,766
Tupperware Brands Corp.	3,854	241,569
World Fuel Services Corp.	5,037	239,761
Watsco, Inc.	1,658	238,818
Scotts Miracle-Gro Co. — Class A	3,234	238,508
Brunswick Corp.	4,805	238,424
Kate Spade & Co.*	10,960	237,722
Vista Outdoor, Inc.*	4,731	236,787
Toro Co.	2,573	236,587
Williams-Sonoma, Inc.	4,337	234,545
Jack in the Box, Inc.	2,616	231,228
CST Brands, Inc.	5,152	230,397
Panera Bread Co. — Class A*,1	1,044	228,970
Churchill Downs, Inc.	1,746	228,953
Copart, Inc.*	4,538	228,897
Texas Roadhouse, Inc. — Class A	4,842	228,639
Cabela's, Inc.*	4,424	228,411
Cheesecake Factory, Inc.	4,411	228,181
DreamWorks Animation SKG, Inc. — Class A*	5,541	227,015
Brinker International, Inc.[1]	4,797	226,131
JetBlue Airways Corp.*	12,301	225,477
Herman Miller, Inc.	6,876	225,327
Big Lots, Inc.[1]	4,225	224,686
International Speedway Corp. — Class A	6,634	224,030
Dunkin' Brands Group, Inc.[1]	4,924	223,106
NVR, Inc.*	130	221,650
Carter's, Inc.	2,187	221,434
Office Depot, Inc.*	63,577	219,976
MSC Industrial Direct Company, Inc. — Class A	3,049	219,010
Toll Brothers, Inc.*	7,783	218,002
Ingram Micro, Inc. — Class A	6,319	216,363
HSN, Inc.	4,225	216,151
CalAtlantic Group, Inc.[1]	5,959	215,775
Guess?, Inc.	14,544	214,088
Wendy's Co.	21,709	209,709
Cracker Barrel Old Country Store, Inc.[1]	1,311	206,365
Skechers U.S.A., Inc. — Class A*	7,479	179,646
Total Consumer, Cyclical		13,760,155
Technology - 11.0%
Advanced Micro Devices, Inc.*,1	51,509	353,351
NetScout Systems, Inc.*	9,322	260,830
Microsemi Corp.*	6,677	260,404
MSCI, Inc. — Class A	2,901	249,602
CommVault Systems, Inc.*	4,817	249,232
Fair Isaac Corp.	1,960	248,214
NCR Corp.*	7,437	245,198
Diebold, Inc.	8,671	244,869
Intersil Corp. — Class A	15,997	244,434
Cypress Semiconductor Corp.[1]	20,972	244,114
Allscripts Healthcare Solutions, Inc.*	17,051	240,760
3D Systems Corp.*,1	17,874	239,333
Silicon Laboratories, Inc.*	4,487	239,067
PTC, Inc.*	6,008	238,698
Broadridge Financial Solutions, Inc.	3,502	237,015
Science Applications International Corp.	3,883	235,930
SYNNEX Corp.	2,345	235,743
Jack Henry & Associates, Inc.	2,633	234,995
Acxiom Corp.*	10,170	233,402
Brocade Communications Systems, Inc.	25,086	233,300
DST Systems, Inc.	1,888	232,847
Tyler Technologies, Inc.*	1,415	230,673
Leidos Holdings, Inc.[1]	4,592	229,646
Synopsys, Inc.*	4,239	229,585
MAXIMUS, Inc.	3,892	229,317
Fortinet, Inc.*	6,602	229,023
Ultimate Software Group, Inc.*	1,087	227,292
ANSYS, Inc.*	2,543	227,242
j2 Global, Inc.	3,392	226,721
Rackspace Hosting, Inc.*	9,641	225,889
CDK Global, Inc.	3,901	225,439
IPG Photonics Corp.*	2,628	221,514
Fairchild Semiconductor International, Inc. — Class A*	11,203	221,147
Teradyne, Inc.	11,182	220,845
Lexmark International, Inc. — Class A	5,924	217,233
Mentor Graphics Corp.	10,161	217,039
VeriFone Systems, Inc.*	11,319	216,872
Cadence Design Systems, Inc.*	9,009	216,666
Convergys Corp.	8,128	216,611

Guggenheim S&P MidCap 400® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Technology - 11.0% (continued)
Integrated Device Technology, Inc.*	9,563	$210,290
ACI Worldwide, Inc.*	10,500	208,005
Computer Sciences Corp.	4,308	206,052
Manhattan Associates, Inc.*	3,366	195,396
Synaptics, Inc.*	3,626	188,371
Total Technology		10,238,206
Basic Materials - 4.9%
United States Steel Corp.	12,884	354,181
Allegheny Technologies, Inc.[1]	16,556	294,862
Royal Gold, Inc.	3,395	287,013
Carpenter Technology Corp.	6,636	260,463
Worthington Industries, Inc.	5,603	248,269
Minerals Technologies, Inc.	3,786	247,074
RPM International, Inc.	4,327	234,783
NewMarket Corp.	548	234,511
Domtar Corp.	5,880	231,496
Sensient Technologies Corp.	3,124	230,645
Steel Dynamics, Inc.	8,598	230,598
Cabot Corp.	4,710	229,330
Reliance Steel & Aluminum Co.	2,902	227,633
Valspar Corp.	2,062	219,541
Ashland, Inc.	1,911	216,402
Commercial Metals Co.	12,730	210,554
PolyOne Corp.	5,897	206,808
Compass Minerals International, Inc.	2,828	196,801
Olin Corp.[1]	8,983	187,745
Total Basic Materials		4,548,709
Utilities - 4.6%
IDACORP, Inc.	2,952	238,669
Atmos Energy Corp.	2,929	233,705
UGI Corp.	5,120	231,731
MDU Resources Group, Inc.	9,624	231,457
OGE Energy Corp.	7,192	231,367
WGL Holdings, Inc.	3,258	230,634
ONE Gas, Inc.	3,550	230,608
Aqua America, Inc.	6,582	228,000
Southwest Gas Corp.	2,900	224,750
Black Hills Corp.[1]	3,564	224,710
National Fuel Gas Co.	3,970	224,345
Questar Corp.	8,886	223,661
New Jersey Resources Corp.	5,998	223,366
Vectren Corp.	4,317	223,318
PNM Resources, Inc.	6,461	222,000
Great Plains Energy, Inc.	7,409	220,640
Talen Energy Corp.*	16,195	220,252
Westar Energy, Inc.	3,946	219,279
Hawaiian Electric Industries, Inc.	6,658	206,731
Total Utilities		4,289,223
Energy - 4.5%
CONSOL Energy, Inc.[1]	16,630	322,289
Murphy USA, Inc.*	3,181	243,792
Energen Corp.	4,808	227,803
Western Refining, Inc.[1]	10,817	225,534
WPX Energy, Inc.*	22,230	222,078
NOW, Inc.*	12,022	220,123
QEP Resources, Inc.	11,835	215,397
HollyFrontier Corp.	8,233	209,283
Patterson-UTI Energy, Inc.	10,561	204,778
SM Energy Co.[1]	7,467	202,580
Gulfport Energy Corp.*	6,807	198,016
Oil States International, Inc.*,1	6,383	197,362
Ensco plc — Class A	21,133	193,790
Dril-Quip, Inc.*	3,556	193,553
Nabors Industries Ltd.	21,458	193,122
Superior Energy Services, Inc.	11,951	190,857
Oceaneering International, Inc.	6,811	189,891
Rowan Companies plc — Class A	12,342	188,092
Noble Corporation plc[1]	24,345	179,666
Denbury Resources, Inc.[1]	58,251	168,928
Total Energy		4,186,934
Communications - 4.2%
ARRIS International plc*	9,433	256,955
Telephone & Data Systems, Inc.	8,001	251,951
John Wiley & Sons, Inc. — Class A	4,260	245,802
New York Times Co. — Class A	18,777	243,725
Plantronics, Inc.	4,992	240,814
FactSet Research Systems, Inc.	1,399	240,573
Meredith Corp.	4,343	236,607
Cable One, Inc.	449	235,222
NeuStar, Inc. — Class A*,1	9,271	233,536
Polycom, Inc.*	18,715	231,879
ViaSat, Inc.*,1	3,070	226,658
InterDigital, Inc.	3,775	222,914
Time, Inc.	13,340	217,842
WebMD Health Corp. — Class A*,1	3,538	215,853
AMC Networks, Inc. — Class A*	3,686	204,057
Ciena Corp.*	10,535	202,167
comScore, Inc.*	7,105	184,375
Total Communications		3,890,930
Total Common Stocks
(Cost $82,361,003)		92,500,821

SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.18%[2]	180,131	180,131
Total Short Term Investments
(Cost $180,131)		180,131

SECURITIES LENDING COLLATERAL†,3 - 10.0%
BNY Mellon Separately Managed Cash Collateral Account, 0.35%	9,298,088	9,298,088
Total Securities Lending Collateral
(Cost $9,298,088)		9,298,088
Total Investments - 110.0%
(Cost $91,839,222)		$101,979,040
Other Assets & Liabilities, net - (10.0)%		(9,277,666)
Total Net Assets - 100.0%		$92,701,374

Guggenheim S&P MidCap 400® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2016 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2016.
[3]	Securities lending collateral — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$92,500,821	$—	$—	$92,500,821
Securities Lending Collateral	9,298,088	—	—	9,298,088
Short Term Investments	180,131	—	—	180,131
Total	$101,979,040	$—	$—	$101,979,040

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2016, there were no transfers between levels.

Guggenheim S&P MidCap 400® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9%
Industrial - 23.8%
Joy Global, Inc.	190,140	$5,253,569
Terex Corp.	109,761	2,649,631
Tech Data Corp.*	31,410	2,447,781
Arrow Electronics, Inc.*	36,460	2,424,226
Avnet, Inc.	45,464	1,868,571
Triumph Group, Inc.	55,878	1,722,719
AECOM*	47,333	1,679,848
Greif, Inc. — Class A	39,174	1,572,053
KLX, Inc.*	44,884	1,449,753
Vishay Intertechnology, Inc.[1]	107,131	1,428,056
Oshkosh Corp.	24,865	1,369,813
Trinity Industries, Inc.	56,177	1,303,868
Jabil Circuit, Inc.	59,684	1,214,569
AGCO Corp.	23,078	1,111,436
EMCOR Group, Inc.	17,953	999,982
Granite Construction, Inc.	13,330	663,567
Regal Beloit Corp.	10,196	622,058
GATX Corp.[1]	11,820	528,709
Total Industrial		30,310,209
Consumer, Cyclical - 15.1%
KB Home	176,863	2,776,749
Ingram Micro, Inc. — Class A	62,602	2,143,492
World Fuel Services Corp.	41,573	1,978,875
GameStop Corp. — Class A1	54,829	1,696,958
CST Brands, Inc.	34,301	1,533,941
Big Lots, Inc.[1]	21,725	1,155,336
Dana, Inc.	75,821	1,034,198
Fossil Group, Inc.*,1	29,904	944,966
Abercrombie & Fitch Co. — Class A	43,772	906,518
Dick's Sporting Goods, Inc.	17,180	881,162
Ascena Retail Group, Inc.*	106,154	863,032
Deckers Outdoor Corp.*	11,795	778,588
J.C. Penney Company, Inc.*,1	78,262	756,011
Office Depot, Inc.*	186,287	644,553
Cabela's, Inc.*	11,312	584,039
Guess?, Inc.	37,146	546,789
Total Consumer, Cyclical		19,225,207
Basic Materials - 14.7%
United States Steel Corp.	186,128	5,116,659
Allegheny Technologies, Inc.[1]	159,399	2,838,896
Reliance Steel & Aluminum Co.	32,802	2,572,989
Commercial Metals Co.	140,359	2,321,538
Steel Dynamics, Inc.	69,689	1,869,059
Domtar Corp.	47,326	1,863,225
Carpenter Technology Corp.	20,093	788,650
Worthington Industries, Inc.	16,679	739,046
Olin Corp.[1]	30,716	641,964
Total Basic Materials		18,752,026
Financial - 14.0%
Reinsurance Group of America, Inc. — Class A	19,096	1,895,277
Endurance Specialty Holdings Ltd.	17,440	1,179,467
Aspen Insurance Holdings Ltd.	24,957	1,147,024
CNO Financial Group, Inc.	64,926	1,127,765
Hanover Insurance Group, Inc.	13,688	1,127,069
Senior Housing Properties Trust	47,694	1,059,284
Hancock Holding Co.	34,956	1,013,374
Everest Re Group Ltd.	5,118	967,353
Kemper Corp.	28,054	961,411
Alleghany Corp.*	1,657	900,580
First American Financial Corp.	19,193	802,459
Genworth Financial, Inc. — Class A*,1	271,166	775,535
WR Berkley Corp.	12,763	742,679
Trustmark Corp.	22,656	591,322
Associated Banc-Corp.	31,111	578,665
Umpqua Holdings Corp.	36,519	556,184
FirstMerit Corp.	25,458	540,473
Prosperity Bancshares, Inc.	10,012	511,513
Stifel Financial Corp.*	14,193	501,723
International Bancshares Corp.	15,373	421,528
TCF Financial Corp.	29,754	404,357
Total Financial		17,805,042
Consumer, Non-cyclical - 11.4%
United Natural Foods, Inc.*	44,384	2,218,312
Aaron's, Inc.	59,278	1,419,708
DeVry Education Group, Inc.[1]	59,612	1,327,559
Community Health Systems, Inc.*,1	97,191	1,241,129
Owens & Minor, Inc.	34,596	1,235,423
Tenet Healthcare Corp.*	36,573	1,119,500
ManpowerGroup, Inc.	15,791	1,095,895
RR Donnelley & Sons Co.	59,856	1,072,620
Graham Holdings Co. — Class B	2,057	1,035,165
Dean Foods Co.	52,783	974,374
FTI Consulting, Inc.*	22,012	942,994
LifePoint Health, Inc.*	14,978	886,398
Total Consumer, Non-cyclical		14,569,077
Energy - 9.2%
WPX Energy, Inc.*	215,379	2,151,637
CONSOL Energy, Inc.[1]	95,867	1,857,902
SM Energy Co.[1]	56,164	1,523,729
Murphy USA, Inc.*	19,503	1,494,710
Patterson-UTI Energy, Inc.	52,338	1,014,834
Noble Corporation plc[1]	106,145	783,350
Oil States International, Inc.*,1	22,958	709,861
NOW, Inc.*	34,238	626,898
Western Refining, Inc.[1]	26,801	558,801
HollyFrontier Corp.	20,700	526,194
Rowan Companies plc — Class A	26,952	410,748
Total Energy		11,658,664
Utilities - 5.9%
Talen Energy Corp.*	275,133	3,741,809
MDU Resources Group, Inc.	59,244	1,424,817
Great Plains Energy, Inc.	24,834	739,557
PNM Resources, Inc.	17,766	610,440
ONE Gas, Inc.	8,465	549,886
Hawaiian Electric Industries, Inc.	16,413	509,624
Total Utilities		7,576,133
Technology - 4.1%
Computer Sciences Corp.	47,418	2,268,003
SYNNEX Corp.	13,812	1,388,520
3D Systems Corp.*,1	76,617	1,025,902
Lexmark International, Inc. — Class A	15,988	586,280
Total Technology		5,268,705

Guggenheim S&P MidCap 400® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Communications - 1.7%
Telephone & Data Systems, Inc.	69,817	$2,198,537
Total Common Stocks
(Cost $114,212,094)		127,363,600

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.18%[2]	140,865	140,865
Total Short Term Investments
(Cost $140,865)		140,865

SECURITIES LENDING COLLATERAL†,3 - 13.1%
BNY Mellon Separately Managed Cash Collateral Account, 0.35%	16,644,863	16,644,863
Total Securities Lending Collateral
(Cost $16,644,863)		16,644,863
Total Investments - 113.1%
(Cost $130,997,822)		$144,149,328
Other Assets & Liabilities, net - (13.1)%		(16,680,118)
Total Net Assets - 100.0%		$127,469,210

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2016 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2016.
[3]	Securities lending collateral — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$127,363,600	$—	$—	$127,363,600
Securities Lending Collateral	16,644,863	—	—	16,644,863
Short Term Investments	140,865	—	—	140,865
Total	$144,149,328	$—	$—	$144,149,328

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2016, there were no transfers between levels.

Guggenheim S&P MidCap 400® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 100.0%
Consumer, Non-cyclical - 25.1%
ABIOMED, Inc.*	133,571	$15,757,372
Post Holdings, Inc.*	152,538	13,220,468
MarketAxess Holdings, Inc.	81,093	13,109,494
Amsurg Corp. — Class A*	125,158	9,388,102
WhiteWave Foods Co. — Class A*	151,457	8,404,349
Sprouts Farmers Market, Inc.*,1	360,279	8,333,253
Align Technology, Inc.*	81,716	7,284,981
Prestige Brands Holdings, Inc.*	128,753	6,888,285
Helen of Troy Ltd.*	65,495	6,523,957
United Therapeutics Corp.*	53,499	6,473,914
PAREXEL International Corp.*	82,100	5,488,385
Service Corporation International	190,815	5,289,392
VCA, Inc.*	70,555	5,033,394
MEDNAX, Inc.*	70,320	4,845,751
CEB, Inc.	80,486	4,832,380
Gartner, Inc.*	44,509	4,462,027
Akorn, Inc.*	117,011	4,005,287
Rollins, Inc.	126,374	3,561,219
STERIS plc	45,753	3,246,175
Charles River Laboratories International, Inc.*	36,610	3,219,117
Bio-Techne Corp.	28,210	3,171,369
Flowers Foods, Inc.	170,122	3,128,544
LivaNova plc*	47,329	2,463,474
Total Consumer, Non-cyclical		148,130,689
Technology - 23.7%
Convergys Corp.	489,536	13,046,134
Ultimate Software Group, Inc.*	49,349	10,318,876
j2 Global, Inc.	139,698	9,337,414
ACI Worldwide, Inc.*	450,056	8,915,609
Fortinet, Inc.*	252,836	8,770,881
Fair Isaac Corp.	65,246	8,262,753
MAXIMUS, Inc.	134,825	7,943,889
Integrated Device Technology, Inc.*	345,356	7,594,378
Synaptics, Inc.*	145,384	7,552,699
Manhattan Associates, Inc.*	125,059	7,259,675
Tyler Technologies, Inc.*	43,821	7,143,699
MSCI, Inc. — Class A	81,217	6,987,911
Microsemi Corp.*	178,163	6,948,357
IPG Photonics Corp.*	75,034	6,324,616
Jack Henry & Associates, Inc.	61,758	5,511,902
DST Systems, Inc.	39,332	4,850,816
Broadridge Financial Solutions, Inc.	69,157	4,680,546
CDK Global, Inc.	75,843	4,382,967
Cadence Design Systems, Inc.*	163,312	3,927,654
Total Technology		139,760,776
Financial - 20.3%
Alexander & Baldwin, Inc.	332,190	13,088,285
WisdomTree Investments, Inc.[1]	950,939	9,452,334
Old Republic International Corp.	481,581	9,333,040
Equity One, Inc.	255,235	8,491,668
PrivateBancorp, Inc. — Class A	184,724	8,164,801
Lamar Advertising Co. — Class A	119,932	8,138,585
Education Realty Trust, Inc.	143,668	6,916,178
Weingarten Realty Investors	154,818	6,686,589
Bank of the Ozarks, Inc.[1]	180,174	6,484,463
SEI Investments Co.	142,596	6,416,820
Signature Bank*	52,221	6,279,053
First Horizon National Corp.	368,788	5,369,553
Communications Sales & Leasing, Inc.	164,033	5,098,145
CBOE Holdings, Inc.	66,557	4,579,122
SVB Financial Group*	44,825	4,501,327
Healthcare Realty Trust, Inc.	115,944	4,192,535
Sovran Self Storage, Inc.*	35,080	3,591,140
Jones Lang LaSalle, Inc.	29,358	3,213,820
Total Financial		119,997,458
Consumer, Cyclical - 17.7%
Skechers U.S.A., Inc. — Class A*	495,689	11,906,450
Tempur Sealy International, Inc.*,1	142,394	10,769,258
NVR, Inc.*	6,205	10,579,525
Vista Outdoor, Inc.*	200,588	10,039,429
Churchill Downs, Inc.	63,687	8,351,276
Pool Corp.	73,055	7,472,065
Wendy's Co.	586,627	5,666,817
Toll Brothers, Inc.*	198,080	5,548,221
JetBlue Airways Corp.*	280,985	5,150,455
Buffalo Wild Wings, Inc.*	30,189	5,070,544
Domino's Pizza, Inc.	31,286	4,608,428
Toro Co.	46,406	4,267,032
Restoration Hardware Holdings, Inc.*,1	138,290	4,260,715
Panera Bread Co. — Class A*,1	18,928	4,151,289
Carter's, Inc.	38,347	3,882,634
Dunkin' Brands Group, Inc.	61,231	2,774,377
Total Consumer, Cyclical		104,498,515
Communications - 6.9%
WebMD Health Corp. — Class A*,1	237,422	14,485,115
ARRIS International plc*	408,079	11,116,072
AMC Networks, Inc. — Class A*	116,619	6,456,028
Ciena Corp.*	228,862	4,391,862
FactSet Research Systems, Inc.	25,034	4,304,847
Total Communications		40,753,924
Industrial - 6.3%
AO Smith Corp.	91,279	8,478,906
Lennox International, Inc.	48,943	7,674,262
Packaging Corporation of America	88,923	6,641,659
Eagle Materials, Inc.	76,554	6,426,708
Zebra Technologies Corp. — Class A*	87,558	4,641,450
Cognex Corp.	78,317	3,537,579
Total Industrial		37,400,564
Total Common Stocks
(Cost $563,111,390)		590,541,926

Guggenheim S&P MidCap 400® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
SHORT TERM INVESTMENTS† - 0.0%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.18%[2]	84,234	$84,234
Total Short Term Investments
(Cost $84,234)		84,234

SECURITIES LENDING COLLATERAL†,3 - 7.2%
BNY Mellon Separately Managed Cash Collateral Account, 0.35%	42,724,190	42,724,190
Total Securities Lending Collateral
(Cost $42,724,190)		42,724,190
Total Investments - 107.2%
(Cost $605,919,814)		$633,350,350
Other Assets & Liabilities, net - (7.2)%		(42,807,556)
Total Net Assets - 100.0%		$590,542,794

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2016 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2016.
[3]	Securities lending collateral — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$590,541,926	$—	$—	$590,541,926
Securities Lending Collateral	42,724,190	—	—	42,724,190
Short Term Investments	84,234	—	—	84,234
Total	$633,350,350	$—	$—	$633,350,350

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2016, there were no transfers between levels.

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.8%
Consumer, Non-cyclical - 18.7%
Sagent Pharmaceuticals, Inc.*	4,693	$101,791
Healthways, Inc.*	5,309	89,404
Lannett Company, Inc.*,1	2,841	88,696
AMAG Pharmaceuticals, Inc.*,1	3,134	83,145
Repligen Corp.*	2,835	81,081
AngioDynamics, Inc.*	4,884	81,026
CryoLife, Inc.	5,550	80,864
Merit Medical Systems, Inc.*	3,448	80,821
Career Education Corp.*	11,649	80,494
Navigant Consulting, Inc.*	4,075	80,319
Zeltiq Aesthetics, Inc.*,1	2,313	78,527
Ligand Pharmaceuticals, Inc. — Class B*,1	580	78,230
Surmodics, Inc.*	2,843	77,983
LendingTree, Inc.*,1	769	77,653
ANI Pharmaceuticals, Inc.*,1	1,267	76,780
Vascular Solutions, Inc.*	1,666	76,419
NutriSystem, Inc.	2,574	76,138
Capella Education Co.	1,267	75,855
Supernus Pharmaceuticals, Inc.*	3,400	75,548
B&G Foods, Inc.	1,458	75,218
TrueBlue, Inc.*	3,362	75,073
Seneca Foods Corp. — Class A*	1,911	74,854
Surgical Care Affiliates, Inc.*	1,420	73,854
HMS Holdings Corp.*	3,708	73,715
J&J Snack Foods Corp.	604	73,453
Chemed Corp.	499	73,423
Brink's Co.	2,237	73,418
Andersons, Inc.	1,984	73,368
Integra LifeSciences Holdings Corp.*	860	72,472
Inter Parfums, Inc.	2,224	72,369
Viad Corp.	2,073	72,182
Nektar Therapeutics*	4,173	72,151
Cardtronics plc — Class A*,1	1,637	72,012
Matthews International Corp. — Class A	1,197	71,952
Forrester Research, Inc.	1,752	71,709
ICU Medical, Inc.*	614	71,691
Inogen, Inc.*	1,333	71,635
Abaxis, Inc.	1,448	71,618
Green Dot Corp. — Class A*	2,959	71,608
BioTelemetry, Inc.*	3,757	71,458
SpartanNash Co.	2,265	71,347
Natus Medical, Inc.*	1,812	71,266
Cynosure, Inc. — Class A*	1,292	71,008
Diplomat Pharmacy, Inc.*,1	1,968	70,710
Kelly Services, Inc. — Class A	3,447	70,560
Phibro Animal Health Corp. — Class A1	3,420	70,555
Universal Corp.[1]	1,189	70,520
Medifast, Inc.	1,998	70,370
Kindred Healthcare, Inc.	5,723	70,164
AMN Healthcare Services, Inc.*	1,650	69,795
LHC Group, Inc.*	1,542	69,791
Sanderson Farms, Inc.[1]	795	69,634
American Public Education, Inc.*	2,431	69,624
NuVasive, Inc.*	1,118	69,540
Luminex Corp.*	3,235	69,326
Medicines Co.*,1	1,770	69,225
Neogen Corp.*	1,254	69,158
Heidrick & Struggles International, Inc.	3,547	69,025
Insperity, Inc.	879	68,993
Landauer, Inc.	1,643	68,546
Ensign Group, Inc.[1]	3,176	68,284
Amedisys, Inc.*	1,273	68,169
Cambrex Corp.*,1	1,298	68,028
Monro Muffler Brake, Inc.	1,082	67,755
Haemonetics Corp.*	2,229	67,583
Magellan Health, Inc.*	987	67,580
Invacare Corp.	5,866	67,576
Darling Ingredients, Inc.*	4,281	67,554
Cross Country Healthcare, Inc.*	4,614	67,457
HealthEquity, Inc.*,1	2,274	67,128
Masimo Corp.*	1,265	67,007
Anika Therapeutics, Inc.*	1,341	66,943
Calavo Growers, Inc.	1,014	66,701
PharMerica Corp.*	2,495	66,267
US Physical Therapy, Inc.	1,110	66,178
Tumi Holdings, Inc.*	2,469	66,045
WD-40 Co.[1]	574	65,999
On Assignment, Inc.*	1,783	65,882
Analogic Corp.	783	65,788
ABM Industries, Inc.	1,768	65,787
Meridian Bioscience, Inc.	3,397	65,766
Cal-Maine Foods, Inc.[1]	1,568	65,699
Providence Service Corp.*	1,356	65,590
Spectrum Pharmaceuticals, Inc.*	9,501	65,272
Albany Molecular Research, Inc.*,1	4,519	65,254
Team, Inc.*	2,344	64,718
Healthcare Services Group, Inc.[1]	1,663	64,541
Select Medical Holdings Corp.*	5,607	64,481
CDI Corp.	10,191	64,407
Resources Connection, Inc.	4,309	64,204
CorVel Corp.*	1,414	63,913
Impax Laboratories, Inc.*	2,032	63,845
Momenta Pharmaceuticals, Inc.*	5,650	63,619
Enanta Pharmaceuticals, Inc.*,1	2,826	63,557
Depomed, Inc.*	3,327	63,113
Strayer Education, Inc.*	1,373	62,774
MiMedx Group, Inc.*,1	8,367	62,669
CONMED Corp.	1,534	62,342
Almost Family, Inc.*	1,566	62,311
Acorda Therapeutics, Inc.*	2,436	61,582
Monster Worldwide, Inc.*	24,330	61,555
Air Methods Corp.*,1	1,822	60,654
Cantel Medical Corp.	896	59,987
Central Garden & Pet Co. — Class A*,1	2,613	59,550
Rent-A-Center, Inc.	5,317	57,424
Quorum Health Corp.*	5,270	57,390
Adeptus Health, Inc. — Class A*,1	1,279	57,005
Korn/Ferry International	2,287	52,624
Emergent BioSolutions, Inc.*	1,559	52,055
SciClone Pharmaceuticals, Inc.*	4,837	51,079
Universal Technical Institute, Inc.	20,476	48,528
Integer Holdings Corp.*	2,018	44,820

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Non-cyclical - 18.7% (continued)
Central Garden & Pet Co.*,1	784	$19,020
Total Consumer, Non-cyclical		7,770,223
Financial - 18.7%
OFG Bancorp	7,757	82,302
Enova International, Inc.*,1	8,768	79,701
Kite Realty Group Trust	2,564	77,972
Summit Hotel Properties, Inc.	5,467	77,523
Government Properties Income Trust[1]	3,223	76,900
Pennsylvania Real Estate Investment Trust	3,001	76,345
PRA Group, Inc.*	2,734	76,169
Cardinal Financial Corp.	2,953	76,070
Agree Realty Corp.	1,490	75,573
Saul Centers, Inc.	1,122	75,364
Universal Insurance Holdings, Inc.	3,456	75,134
Cedar Realty Trust, Inc.	9,326	74,981
Banc of California, Inc.	3,313	73,482
American Assets Trust, Inc.	1,601	73,455
Lexington Realty Trust	6,756	73,438
Stewart Information Services Corp.	1,713	73,335
First NBC Bank Holding Co.*	3,833	72,943
Acadia Realty Trust	1,931	72,721
Retail Opportunity Investments Corp.	3,162	72,188
DiamondRock Hospitality Co.	7,350	72,177
World Acceptance Corp.*	1,651	71,752
Tompkins Financial Corp.	986	71,723
LTC Properties, Inc.	1,338	71,623
Virtus Investment Partners, Inc.	849	71,561
EastGroup Properties, Inc.	970	71,411
Sabra Health Care REIT, Inc.	2,985	71,371
Chesapeake Lodging Trust	2,824	71,362
Four Corners Property Trust, Inc.	3,274	71,079
International. FCStone, Inc.*	2,435	70,955
PS Business Parks, Inc.	637	70,637
First Financial Bancorp	3,313	70,600
Pinnacle Financial Partners, Inc.	1,329	70,583
Community Bank System, Inc.[1]	1,598	70,520
Urstadt Biddle Properties, Inc. — Class A	2,851	70,420
Universal Health Realty Income Trust	1,180	70,411
Getty Realty Corp.	3,088	70,159
Encore Capital Group, Inc.*,1	2,865	69,935
First BanCorp*	15,227	69,892
Franklin Street Properties Corp.	5,449	69,856
Talmer Bancorp, Inc. — Class A	3,307	69,513
Safety Insurance Group, Inc.	1,091	69,497
LegacyTexas Financial Group, Inc.	2,436	69,475
Independent Bank Corp.	1,380	69,290
Ameris Bancorp	2,089	69,271
Piper Jaffray Cos.*	1,675	69,245
First Commonwealth Financial Corp.	7,143	68,930
WageWorks, Inc.*,1	1,114	68,856
Selective Insurance Group, Inc.	1,756	68,765
Columbia Banking System, Inc.	2,263	68,614
CareTrust REIT, Inc.	4,743	68,536
RE/MAX Holdings, Inc. — Class A	1,575	68,229
Sterling Bancorp	4,038	68,202
Hanmi Financial Corp.	2,781	68,191
Infinity Property & Casualty Corp.	828	67,929
GEO Group, Inc.	1,962	67,905
NBT Bancorp, Inc.	2,277	67,900
Glacier Bancorp, Inc.	2,457	67,764
TrustCo Bank Corp. NY	10,191	67,566
Wintrust Financial Corp.	1,278	67,478
Horace Mann Educators Corp.	1,974	67,471
First Midwest Bancorp, Inc.	3,607	67,343
American Equity Investment Life Holding Co.	4,221	67,241
Central Pacific Financial Corp.	2,740	67,212
Old National Bancorp	5,103	67,155
Capstead Mortgage Corp.	6,749	67,153
Greenhill & Company, Inc.	3,381	67,045
RLI Corp.	982	66,943
First Financial Bankshares, Inc.[1]	1,959	66,939
Evercore Partners, Inc. — Class A	1,320	66,884
Northwest Bancshares, Inc.	4,485	66,871
Southside Bancshares, Inc.	2,180	66,686
Brookline Bancorp, Inc.	5,830	66,404
Provident Financial Services, Inc.	3,290	66,294
Investment Technology Group, Inc.	3,965	66,216
United Bankshares, Inc.[1]	1,728	66,182
Great Western Bancorp, Inc.	1,993	66,108
Boston Private Financial Holdings, Inc.	5,445	65,993
Financial Engines, Inc.[1]	2,499	65,949
Customers Bancorp, Inc.*	2,557	65,817
Texas Capital Bancshares, Inc.*	1,354	65,723
Forestar Group, Inc.*,1	5,339	65,563
United Community Banks, Inc.	3,402	65,454
ProAssurance Corp.	1,267	65,453
CoreSite Realty Corp.	793	65,446
United Fire Group, Inc.	1,558	65,436
ServisFirst Bancshares, Inc.[1]	1,287	65,161
Navigators Group, Inc.	695	65,100
UMB Financial Corp.	1,170	64,830
Oritani Financial Corp.	3,996	64,815
Parkway Properties, Inc.	3,723	64,669
HCI Group, Inc.[1]	2,140	64,542
Cousins Properties, Inc.	6,049	64,361
Northfield Bancorp, Inc.	4,307	64,304
Simmons First National Corp. — Class A	1,398	64,238
Hope Bancorp, Inc.*,1	4,170	64,093
Banner Corp.[1]	1,534	64,029
Westamerica Bancorporation	1,356	63,786
Dime Community Bancshares, Inc.	3,681	63,681
S&T Bancorp, Inc.	2,490	63,470
Employers Holdings, Inc.	2,218	63,257
CVB Financial Corp.[1]	3,842	63,201
Bank Mutual Corp.	8,262	63,122
City Holding Co.	1,346	62,858
Walker & Dunlop, Inc.*	2,647	62,654
Home BancShares, Inc.	2,985	62,297
Calamos Asset Management, Inc. — Class A	8,934	62,181
Astoria Financial Corp.	4,221	61,922

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Financial - 18.7% (continued)
AMERISAFE, Inc.	1,022	$59,818
United Insurance Holdings Corp.	3,748	59,443
BofI Holding, Inc.*,1	3,516	59,139
Interactive Brokers Group, Inc. — Class A	1,690	58,880
HFF, Inc. — Class A	2,067	58,310
Opus Bank	1,769	57,103
eHealth, Inc.*	4,802	45,859
Total Financial		7,752,883
Industrial - 18.2%
Harsco Corp.	10,097	98,849
TASER International, Inc.*,1	2,897	83,897
Haynes International, Inc.	2,185	82,987
Universal Forest Products, Inc.	764	82,604
TTM Technologies, Inc.*	8,294	82,526
Methode Electronics, Inc.	2,321	81,304
Boise Cascade Co.*	2,924	79,445
DXP Enterprises, Inc.*,1	4,699	78,191
Franklin Electric Company, Inc.	2,018	78,137
Sturm Ruger & Company, Inc.[1]	1,148	78,064
Tennant Co.	1,216	77,921
American Science & Engineering, Inc.	2,088	77,068
Drew Industries, Inc.	835	76,493
Bel Fuse, Inc. — Class B	3,706	75,936
OSI Systems, Inc.*	1,274	75,765
Lydall, Inc.*	1,692	75,599
Greenbrier Companies, Inc.	2,299	75,476
Trex Company, Inc.*	1,554	75,369
Gibraltar Industries, Inc.*	2,134	75,288
Orion Group Holdings, Inc.*,1	13,320	75,258
Chart Industries, Inc.*	2,501	75,080
PGT, Inc.*	6,208	74,496
Saia, Inc.*	2,572	74,305
Knight Transportation, Inc.	2,483	74,068
Matson, Inc.	1,981	74,030
Coherent, Inc.*	698	74,022
Headwaters, Inc.*,1	3,692	73,433
Olympic Steel, Inc.	2,562	73,427
Dycom Industries, Inc.*,1	778	73,171
ArcBest Corp.	3,904	73,044
Benchmark Electronics, Inc.*	3,112	72,945
Briggs & Stratton Corp.	3,208	72,918
Astec Industries, Inc.	1,203	72,517
Barnes Group, Inc.	1,910	72,446
Marten Transport Ltd.	3,322	71,921
Echo Global Logistics, Inc.*	2,882	71,358
Tetra Tech, Inc.	2,164	71,261
Watts Water Technologies, Inc. — Class A	1,147	70,942
Alamo Group, Inc.	1,055	70,822
General Cable Corp.	4,806	70,792
John Bean Technologies Corp.[1]	1,056	70,668
Advanced Energy Industries, Inc.*	1,725	70,242
Rogers Corp.*	1,024	70,083
Mueller Industries, Inc.	2,056	69,986
Littelfuse, Inc.	558	69,761
Multi-Color Corp.	1,078	69,617
Tredegar Corp.	3,922	69,419
Hillenbrand, Inc.	2,143	69,326
Albany International Corp. — Class A	1,635	69,210
Aerojet Rocketdyne Holdings, Inc.*	3,653	68,896
Apogee Enterprises, Inc.	1,472	68,816
TimkenSteel Corp.[1]	6,847	68,607
ESCO Technologies, Inc.[1]	1,618	68,522
CTS Corp.	3,581	68,433
Simpson Manufacturing Company, Inc.	1,676	68,381
Aegion Corp. — Class A*	3,328	68,291
TopBuild Corp.*	1,808	68,270
Moog, Inc. — Class A*	1,238	68,177
Fabrinet*	1,803	68,081
Plexus Corp.*	1,479	67,945
AZZ, Inc.	1,093	67,853
Hub Group, Inc. — Class A*	1,655	67,756
MYR Group, Inc.*	2,736	67,497
Electro Scientific Industries, Inc.*	9,945	67,328
Griffon Corp.[1]	3,918	67,155
Heartland Express, Inc.[1]	3,625	67,135
Forward Air Corp.	1,446	66,921
Applied Industrial Technologies, Inc.	1,424	66,857
II-VI, Inc.*	3,320	66,732
Standex International Corp.	750	66,600
Brady Corp. — Class A	2,064	66,337
Raven Industries, Inc.	3,181	66,038
Kaman Corp.[1]	1,530	66,035
AAR Corp.	2,726	65,860
US Concrete, Inc.*	1,021	65,855
Vicor Corp.*	6,191	65,625
Roadrunner Transportation Systems, Inc.*	8,664	65,586
Rofin-Sinar Technologies, Inc.*	2,071	65,444
Federal Signal Corp.	4,965	65,290
Powell Industries, Inc.	1,766	65,059
National Presto Industries, Inc.	726	65,006
Park Electrochemical Corp.	4,006	64,897
Quanex Building Products Corp.[1]	3,242	64,808
SPX Corp.*	4,254	64,406
Encore Wire Corp.	1,715	64,364
Cubic Corp.[1]	1,576	64,364
AAON, Inc.	2,429	64,320
Lindsay Corp.	912	63,986
Itron, Inc.*,1	1,497	63,907
FARO Technologies, Inc.*	1,825	63,656
Myers Industries, Inc.	4,254	63,598
EnerSys	1,015	63,285
CIRCOR International, Inc.	1,111	63,260
US Ecology, Inc.	1,390	62,967
Atlas Air Worldwide Holdings, Inc.*	1,433	61,949
EnPro Industries, Inc.	1,353	61,900
Badger Meter, Inc.	882	61,511
Comfort Systems USA, Inc.	2,024	61,489
Exponent, Inc.	1,185	60,210
SPX FLOW, Inc.*	2,205	60,152
Actuant Corp. — Class A	2,509	59,589
Sanmina Corp.*	2,351	59,574

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Industrial - 18.2% (continued)
KapStone Paper and Packaging Corp.	4,111	$58,705
Hornbeck Offshore Services, Inc.*,1	7,334	58,525
Aerovironment, Inc.*	2,060	58,401
Proto Labs, Inc.*	1,036	57,021
Tidewater, Inc.[1]	13,030	55,638
LSB Industries, Inc.*,1	4,726	54,727
Celadon Group, Inc.	6,593	54,458
Total Industrial		7,533,542
Consumer, Cyclical - 17.0%
EZCORP, Inc. — Class A*	10,005	90,645
Outerwall, Inc.	1,674	88,153
Tailored Brands, Inc.[1]	5,684	83,270
Marriott Vacations Worldwide Corp.	1,087	82,938
Francesca's Holdings Corp.*	6,522	82,894
Wolverine World Wide, Inc.	3,376	82,678
Finish Line, Inc. — Class A	3,798	82,531
MarineMax, Inc.*	3,989	80,578
Belmond Ltd. — Class A*	6,999	80,418
M/I Homes, Inc.*	3,522	79,421
Barnes & Noble Education, Inc.*	6,861	79,313
Interval Leisure Group, Inc.	4,404	79,184
Big 5 Sporting Goods Corp.	7,433	78,492
Stein Mart, Inc.	9,094	78,208
Universal Electronics, Inc.*	1,007	77,881
Tuesday Morning Corp.*,1	9,841	77,646
Children's Place, Inc.	923	77,144
Movado Group, Inc.	3,383	76,422
La-Z-Boy, Inc.	2,521	76,185
Dorman Products, Inc.*,1	1,193	75,995
Barnes & Noble, Inc.	5,809	75,982
Lithia Motors, Inc. — Class A	880	75,935
SkyWest, Inc.	2,633	75,751
Papa John's International, Inc.	1,021	75,502
Five Below, Inc.*,1	1,475	75,240
Hawaiian Holdings, Inc.*	1,650	75,125
American Woodmark Corp.*	1,010	74,972
Winnebago Industries, Inc.[1]	3,141	74,630
Zumiez, Inc.*,1	4,387	74,491
Asbury Automotive Group, Inc.*	1,212	73,690
Scientific Games Corp. — Class A*,1	6,911	73,637
Lumber Liquidators Holdings, Inc.*,1	4,884	73,407
Stage Stores, Inc.	12,324	73,081
Kirkland's, Inc.*	4,795	73,076
Superior Industries International, Inc.	2,385	72,885
PetMed Express, Inc.	3,507	72,700
MDC Holdings, Inc.	2,752	72,433
Core-Mark Holding Company, Inc.	1,474	72,167
First Cash Financial Services, Inc.	1,403	71,988
Buckle, Inc.	2,628	71,981
Standard Motor Products, Inc.	1,714	71,885
Cash America International, Inc.	1,675	71,774
Marcus Corp.	3,240	71,766
Sonic Automotive, Inc. — Class A	3,918	71,229
Ethan Allen Interiors, Inc.	2,037	70,745
Group 1 Automotive, Inc.	1,134	70,671
Select Comfort Corp.*	2,953	70,459
Genesco, Inc.*	1,012	70,253
Caleres, Inc.	2,665	70,143
Perry Ellis International, Inc.*	3,261	69,850
DTS, Inc.*	2,513	69,836
ScanSource, Inc.*	1,702	69,833
American Axle & Manufacturing Holdings, Inc.*	4,006	69,744
Crocs, Inc.*,1	6,151	69,691
G&K Services, Inc. — Class A	867	69,542
Callaway Golf Co.	6,458	69,101
Fred's, Inc. — Class A	4,341	68,978
Veritiv Corp.*	1,632	68,903
Boyd Gaming Corp.*	3,500	68,635
Interface, Inc. — Class A	3,833	68,457
Express, Inc.*	4,569	68,352
Monarch Casino & Resort, Inc.*	2,926	68,264
Regis Corp.*	5,076	68,221
Steven Madden Ltd.*	1,934	67,729
Installed Building Products, Inc.*	1,883	67,468
Unifi, Inc.*	2,495	67,440
Anixter International, Inc.*	1,100	67,408
Cavco Industries, Inc.*	678	67,380
Ruby Tuesday, Inc.*	16,650	67,266
Hibbett Sports, Inc.*,1	1,918	66,977
Vera Bradley, Inc.*	4,591	66,845
Haverty Furniture Companies, Inc.	3,625	66,809
iRobot Corp.*,1	1,753	66,474
Motorcar Parts of America, Inc.*	2,364	66,263
UniFirst Corp.	565	66,037
Biglari Holdings, Inc.*	159	66,002
Daktronics, Inc.	10,191	65,936
Arctic Cat, Inc.[1]	4,162	64,969
Popeyes Louisiana Kitchen, Inc.*	1,128	64,612
Meritage Homes Corp.*	1,774	64,556
LGI Homes, Inc.*	1,856	63,716
Oxford Industries, Inc.	1,110	63,470
Vitamin Shoppe, Inc.*	2,162	63,260
Titan International, Inc.	9,542	63,073
DineEquity, Inc.	775	63,062
Chuy's Holdings, Inc.*,1	1,860	62,719
Ruth's Hospitality Group, Inc.	3,904	62,347
G-III Apparel Group Ltd.*	1,550	62,047
Cato Corp. — Class A	1,727	61,775
Iconix Brand Group, Inc.*	8,552	61,574
Sonic Corp.	2,268	61,032
Mobile Mini, Inc.	1,863	60,566
Red Robin Gourmet Burgers, Inc.*	1,224	59,193
Gentherm, Inc.*	1,741	58,428
Fiesta Restaurant Group, Inc.*	2,615	58,419
Allegiant Travel Co. — Class A	443	57,488
VOXX International Corp. — Class A*	21,618	57,288
BJ's Restaurants, Inc.*,1	1,420	55,153
Bob Evans Farms, Inc.	1,478	54,361
Essendant, Inc.	2,079	41,663
Total Consumer, Cyclical		7,015,806
Technology - 9.5%
Cirrus Logic, Inc.*	1,775	86,247
Engility Holdings, Inc.*	2,941	85,407
Lumentum Holdings, Inc.*	2,688	81,312

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Technology - 9.5% (continued)
Interactive Intelligence Group, Inc.*	1,491	$80,439
Cabot Microelectronics Corp.	1,519	79,930
Rovi Corp.*	4,136	77,799
Rudolph Technologies, Inc.*	4,352	76,682
QLogic Corp.*	4,924	76,420
Omnicell, Inc.*	1,958	75,736
Mercury Systems, Inc.*	2,896	75,064
Medidata Solutions, Inc.*,1	1,409	74,888
Kopin Corp.*	32,007	74,576
Ebix, Inc.[1]	1,392	74,221
Progress Software Corp.*	2,526	73,406
Rambus, Inc.*	5,429	73,400
MTS Systems Corp.	1,545	73,280
MKS Instruments, Inc.	1,602	73,179
ManTech International Corp. — Class A	1,822	71,987
Epiq Systems, Inc.	4,396	71,831
Brooks Automation, Inc.	5,684	71,221
Synchronoss Technologies, Inc.*	1,904	71,096
CEVA, Inc.*	2,363	71,032
Power Integrations, Inc.	1,243	70,938
Nanometrics, Inc.*	3,522	70,581
Semtech Corp.*	2,770	70,413
Ultratech, Inc.*	2,868	70,094
Monolithic Power Systems, Inc.	955	69,448
Exar Corp.*	8,221	68,892
TeleTech Holdings, Inc.	2,388	68,154
Take-Two Interactive Software, Inc.*,1	1,689	67,864
DSP Group, Inc.*	6,256	67,752
Kulicke & Soffa Industries, Inc.*	5,382	67,598
Tangoe, Inc.*,1	8,314	67,260
Blackbaud, Inc.	1,000	66,850
Sykes Enterprises, Inc.*	2,165	66,444
Digi International, Inc.*	5,972	66,349
Electronics for Imaging, Inc.*	1,487	65,859
Tessera Technologies, Inc.	2,048	65,823
Qualys, Inc.*	2,075	65,134
Quality Systems, Inc.	5,300	65,084
Agilysys, Inc.*	5,699	65,083
Computer Programs & Systems, Inc.	1,638	64,930
Veeco Instruments, Inc.*	3,809	63,877
LivePerson, Inc.*,1	9,556	63,786
ExlService Holdings, Inc.*	1,285	63,620
Insight Enterprises, Inc.*	2,391	63,601
CSG Systems International, Inc.	1,563	62,926
CACI International, Inc. — Class A*,1	660	62,918
MicroStrategy, Inc. — Class A*	351	61,386
Diodes, Inc.*	3,305	61,176
Ciber, Inc.*	43,665	61,131
Cray, Inc.*	1,931	60,942
Cohu, Inc.	5,378	56,792
Bottomline Technologies de, Inc.*	2,666	56,279
Monotype Imaging Holdings, Inc.	2,814	55,689
Super Micro Computer, Inc.*	2,559	55,146
Virtusa Corp.*	1,931	52,523
Total Technology		3,921,495
Communications - 6.5%
LogMeIn, Inc.*	1,061	91,151
Cincinnati Bell, Inc.*	16,734	83,670
Shutterstock, Inc.*,1	1,496	82,415
Blucora, Inc.*	7,535	76,932
Harmonic, Inc.*,1	23,381	76,923
Ixia*	6,535	75,153
Black Box Corp.	5,440	74,256
Blue Nile, Inc.	2,550	74,103
World Wrestling Entertainment, Inc. — Class A1	3,748	74,023
Consolidated Communications Holdings, Inc.	2,646	73,956
NIC, Inc.	3,170	73,924
Liquidity Services, Inc.*,1	9,145	73,891
NETGEAR, Inc.*	1,425	73,288
Sizmek, Inc.*	26,586	72,580
Inteliquent, Inc.	3,460	71,102
General Communication, Inc. — Class A*	4,617	71,056
Iridium Communications, Inc.*,1	7,896	70,906
Scholastic Corp.	1,713	70,404
XO Group, Inc.*	3,851	70,203
Perficient, Inc.*	3,109	69,082
Cogent Communications Holdings, Inc.	1,616	69,052
DHI Group, Inc.*	9,406	68,570
Spok Holdings, Inc.	3,704	68,450
QuinStreet, Inc.*,1	18,625	67,609
Viavi Solutions, Inc.*	9,466	67,493
EW Scripps Co. — Class A*	3,939	66,805
Lumos Networks Corp.*	5,645	66,047
ATN International, Inc.[1]	896	65,874
8x8, Inc.*	4,785	65,794
VASCO Data Security International, Inc.*	3,908	65,303
CalAmp Corp.*	4,491	63,772
ADTRAN, Inc.	3,502	63,736
FTD Companies, Inc.*	2,465	62,389
ePlus, Inc.*	735	61,821
HealthStream, Inc.*	2,537	61,472
Harte-Hanks, Inc.	36,834	61,144
Stamps.com, Inc.*,1	720	54,580
Gannett Company, Inc.	4,276	54,562
Comtech Telecommunications Corp.	3,290	43,000
Total Communications		2,696,491
Basic Materials - 4.8%
Stillwater Mining Co.*	6,395	97,844
AK Steel Holding Corp.*,1	13,293	87,202
A. Schulman, Inc.	2,675	78,404
Century Aluminum Co.*,1	10,051	76,287
Aceto Corp.[1]	2,928	75,279
Ingevity Corp.*	1,943	74,358
Kraton Performance Polymers, Inc.*,1	2,399	71,753
Schweitzer-Mauduit International, Inc.	1,888	71,385
Koppers Holdings, Inc.*	2,247	71,050
Rayonier Advanced Materials, Inc.	5,107	70,323

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Basic Materials - 4.8% (continued)
Chemours Co.[1]	7,492	$69,675
Innophos Holdings, Inc.	1,616	69,585
Stepan Co.	1,077	69,262
Neenah Paper, Inc.	916	69,094
Quaker Chemical Corp.	721	68,971
Materion Corp.	2,595	68,534
Balchem Corp.	1,073	68,533
Deltic Timber Corp.	989	68,162
US Silica Holdings, Inc.	1,961	67,596
American Vanguard Corp.	4,528	67,377
Innospec, Inc.	1,337	67,211
Intrepid Potash, Inc.*	51,916	66,972
Clearwater Paper Corp.*	1,048	65,930
PH Glatfelter Co.	3,106	64,170
HB Fuller Co.	1,371	63,834
Hawkins, Inc.	1,484	63,426
Kaiser Aluminum Corp.	752	62,303
Calgon Carbon Corp.	4,372	60,334
Total Basic Materials		1,974,854
Energy - 4.7%
Cloud Peak Energy, Inc.*,1	32,640	111,302
SunCoke Energy, Inc.	10,449	79,726
Green Plains, Inc.	3,481	78,949
Newpark Resources, Inc.*	12,440	78,622
Gulf Island Fabrication, Inc.	9,247	78,229
Flotek Industries, Inc.*,1	5,192	73,726
REX American Resources Corp.*	1,114	73,301
FutureFuel Corp.	6,162	70,617
Archrock, Inc.	7,906	70,442
CARBO Ceramics, Inc.[1]	4,987	70,317
Helix Energy Solutions Group, Inc.*	8,619	68,435
Exterran Corp.*	5,283	67,200
Matrix Service Co.*	3,906	64,722
Tesco Corp.	9,725	64,282
Synergy Resources Corp.*	9,856	64,163
PDC Energy, Inc.*	1,170	64,080
Atwood Oceanics, Inc.[1]	5,804	61,987
SEACOR Holdings, Inc.*,1	1,096	61,946
TETRA Technologies, Inc.*	10,036	60,316
Northern Oil and Gas, Inc.*,1	15,192	60,160
Geospace Technologies Corp.*,1	3,595	59,318
Carrizo Oil & Gas, Inc.*	1,747	57,302
Unit Corp.*	4,251	53,138
Era Group, Inc.*	6,021	52,864
Bill Barrett Corp.*	8,519	50,858
Gulfmark Offshore, Inc. — Class A*,1	17,260	50,054
Pioneer Energy Services Corp.*	15,624	49,216
Contango Oil & Gas Co.*	5,147	47,507
Bristow Group, Inc.[1]	4,390	47,456
Basic Energy Services, Inc.*,1	33,986	23,790
Bonanza Creek Energy, Inc.*,1	27,133	21,791
Total Energy		1,935,816
Utilities - 1.7%
Northwest Natural Gas Co.	1,111	72,148
South Jersey Industries, Inc.	2,192	69,881
California Water Service Group	2,066	69,686
ALLETE, Inc.	1,084	69,214
American States Water Co.	1,595	68,904
Spire, Inc.	992	68,845
El Paso Electric Co.	1,424	67,896
Avista Corp.	1,553	67,556
NorthWestern Corp.	1,087	66,024
Piedmont Natural Gas Company, Inc.	1,093	65,361
Total Utilities		685,515
Total Common Stocks
(Cost $35,895,509)		41,286,625

RIGHTS††† - 0.0%
Dyax Corp.[2]	339	–
Total Rights
(Cost $–)		–

SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.18%[3]	67,940	67,940
Total Short Term Investments
(Cost $67,940)		67,940

SECURITIES LENDING COLLATERAL†,4 - 13.6%
BNY Mellon Separately Managed Cash Collateral Account, 0.35%	5,647,182	5,647,182
Total Securities Lending Collateral
(Cost $5,647,182)		5,647,182
Total Investments - 113.6%
(Cost $41,610,631)		$47,001,747
Other Assets & Liabilities, net - (13.6)%		(5,642,671)
Total Net Assets - 100.0%		$41,359,076

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2016 — See Note 3.
[2]	This security was fair valued by the Valuation Committee at July 31, 2016.
[3]	Rate indicated is the 7 day yield as of July 31, 2016.
[4]	Securities lending collateral — See Note 3.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

The following table summarizes the inputs used to value the Fund's investments at July 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$41,286,625	$—	$—	$41,286,625
Rights	—	—	—	—
Securities Lending Collateral	5,647,182	—	—	5,647,182
Short Term Investments	67,940	—	—	67,940
Total	$47,001,747	$—	$—	$47,001,747

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2016, there were no transfers between levels.

Guggenheim S&P SmallCap 600® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Cyclical - 26.7%
EZCORP, Inc. — Class A*	339,918	$3,079,657
SkyWest, Inc.	95,357	2,743,421
Barnes & Noble Education, Inc.*	182,123	2,105,342
Big 5 Sporting Goods Corp.	182,775	1,930,104
Finish Line, Inc. — Class A	84,460	1,835,315
Tuesday Morning Corp.*	210,515	1,660,963
Genesco, Inc.*	22,867	1,587,426
ScanSource, Inc.*	38,236	1,568,823
Veritiv Corp.*	35,020	1,478,544
Stage Stores, Inc.[1]	245,635	1,456,616
Iconix Brand Group, Inc.*	194,121	1,397,672
Tailored Brands, Inc.	91,338	1,338,102
Barnes & Noble, Inc.	101,848	1,332,172
Cash America International, Inc.	30,004	1,285,671
Perry Ellis International, Inc.*	59,842	1,281,816
Ruby Tuesday, Inc.*	313,461	1,266,383
Zumiez, Inc.*,1	69,700	1,183,506
Anixter International, Inc.*	19,049	1,167,323
Superior Industries International, Inc.	35,977	1,099,457
Fred's, Inc. — Class A	67,356	1,070,287
Titan International, Inc.	151,262	999,842
Stein Mart, Inc.	110,143	947,230
Sonic Automotive, Inc. — Class A	51,537	936,942
Group 1 Automotive, Inc.	14,702	916,229
Children's Place, Inc.	10,822	904,503
Lumber Liquidators Holdings, Inc.*,1	56,678	851,870
Kirkland's, Inc.*	54,474	830,184
VOXX International Corp. — Class A*	302,689	802,126
Caleres, Inc.	28,613	753,094
Essendant, Inc.	37,125	743,985
Wolverine World Wide, Inc.	29,462	721,524
Biglari Holdings, Inc.*	1,720	713,989
Arctic Cat, Inc.[1]	38,500	600,985
Regis Corp.*	39,285	527,990
Vitamin Shoppe, Inc.*	17,773	520,038
Vera Bradley, Inc.*	28,619	416,693
Movado Group, Inc.	17,875	403,796
Express, Inc.*	26,547	397,143
Unifi, Inc.*	14,363	388,232
Daktronics, Inc.	45,795	296,294
Total Consumer, Cyclical		45,541,289
Industrial - 26.3%
SPX Corp.*	168,257	2,547,411
Chart Industries, Inc.*	80,612	2,419,972
Orion Group Holdings, Inc.*	416,557	2,353,547
LSB Industries, Inc.*,1	182,378	2,111,937
TTM Technologies, Inc.*	203,968	2,029,482
Benchmark Electronics, Inc.*	85,452	2,002,996
Sanmina Corp.*	78,280	1,983,615
TimkenSteel Corp.[1]	179,451	1,798,099
MYR Group, Inc.*	71,897	1,773,699
Bel Fuse, Inc. — Class B	84,996	1,741,568
Atlas Air Worldwide Holdings, Inc.*	38,958	1,684,154
Olympic Steel, Inc.	58,560	1,678,330
Greenbrier Companies, Inc.	48,890	1,605,059
Roadrunner Transportation Systems, Inc.*	203,637	1,541,532
ArcBest Corp.	79,847	1,493,937
Saia, Inc.*	47,603	1,375,251
Plexus Corp.*	29,096	1,336,670
Celadon Group, Inc.	161,793	1,336,410
Briggs & Stratton Corp.	54,896	1,247,786
Powell Industries, Inc.	28,789	1,060,587
SPX FLOW, Inc.*	37,712	1,028,783
Hornbeck Offshore Services, Inc.*,1	128,788	1,027,728
Hub Group, Inc. — Class A*	25,041	1,025,179
Boise Cascade Co.*	36,697	997,057
Echo Global Logistics, Inc.*	37,469	927,732
AAR Corp.	32,301	780,392
Aegion Corp. — Class A*	32,023	657,112
Kaman Corp.	14,033	605,664
Marten Transport Ltd.	27,214	589,183
Astec Industries, Inc.	8,717	525,461
Haynes International, Inc.	12,329	468,255
Applied Industrial Technologies, Inc.	9,384	440,579
Tredegar Corp.	23,705	419,579
Tidewater, Inc.[1]	81,355	347,386
Total Industrial		44,962,132
Consumer, Non-cyclical - 15.8%
Seneca Foods Corp. — Class A*	72,771	2,850,440
Kelly Services, Inc. — Class A	125,320	2,565,301
SpartanNash Co.	80,540	2,537,010
Darling Ingredients, Inc.*	120,208	1,896,882
Rent-A-Center, Inc.	166,242	1,795,414
Magellan Health, Inc.*	25,305	1,732,633
Andersons, Inc.	45,426	1,679,853
ABM Industries, Inc.	38,903	1,447,581
Kindred Healthcare, Inc.	99,518	1,220,091
Universal Corp.[1]	20,359	1,207,492
Central Garden & Pet Co. — Class A*	43,458	990,408
AngioDynamics, Inc.*	57,261	949,960
CDI Corp.	147,962	935,120
Sanderson Farms, Inc.[1]	9,965	872,834
Select Medical Holdings Corp.*	75,117	863,846
Universal Technical Institute, Inc.	263,387	624,227
Green Dot Corp. — Class A*	24,994	604,855
Viad Corp.	16,081	559,940
Healthways, Inc.*	30,677	516,601
PharMerica Corp.*	15,547	412,928
Invacare Corp.	30,790	354,701
Central Garden & Pet Co.*,1	13,143	318,849
Total Consumer, Non-cyclical		26,936,966
Energy - 10.7%
Atwood Oceanics, Inc.[1]	199,400	2,129,592
Archrock, Inc.	205,333	1,829,518
Exterran Corp.*	134,334	1,708,729
Green Plains, Inc.	73,556	1,668,250
Helix Energy Solutions Group, Inc.*	202,629	1,608,874
SunCoke Energy, Inc.	189,209	1,443,664
Gulf Island Fabrication, Inc.	157,928	1,336,071
Newpark Resources, Inc.*	207,176	1,309,352
Cloud Peak Energy, Inc.*,1	356,216	1,214,697

Guggenheim S&P SmallCap 600® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Energy - 10.7% (continued)
SEACOR Holdings, Inc.*,1	18,170	$1,026,968
Era Group, Inc.*	111,326	977,442
Pioneer Energy Services Corp.*	249,800	786,870
REX American Resources Corp.*	10,024	659,579
Bristow Group, Inc.[1]	38,870	420,185
Basic Energy Services, Inc.*,1	111,571	78,100
Total Energy		18,197,891
Financial - 7.7%
Enova International, Inc.*,1	218,210	1,983,528
First BanCorp*	290,047	1,331,316
World Acceptance Corp.*	27,811	1,208,666
OFG Bancorp	110,823	1,175,832
Piper Jaffray Cos.*	27,635	1,142,431
INTL FCStone, Inc.*	34,660	1,009,992
Calamos Asset Management, Inc. — Class A	131,073	912,268
Capstead Mortgage Corp.	73,927	735,574
Infinity Property & Casualty Corp.	8,798	721,788
Stewart Information Services Corp.	16,300	697,803
Navigators Group, Inc.	6,597	617,941
Horace Mann Educators Corp.	17,472	597,193
Encore Capital Group, Inc.*,1	23,529	574,343
American Equity Investment Life Holding Co.	29,135	464,121
Total Financial		13,172,796
Basic Materials - 6.9%
Century Aluminum Co.*,1	620,786	4,711,765
Chemours Co.	170,955	1,589,881
PH Glatfelter Co.	74,111	1,531,134
Materion Corp.	37,892	1,000,728
Clearwater Paper Corp.*	11,673	734,348
Innophos Holdings, Inc.	15,905	684,869
A. Schulman, Inc.	22,721	665,953
Stepan Co.	8,150	524,127
Intrepid Potash, Inc.*	270,901	349,462
Total Basic Materials		11,792,267
Technology - 3.0%
Insight Enterprises, Inc.*	53,513	1,423,446
ManTech International Corp. — Class A	24,538	969,496
Ciber, Inc.*	519,635	727,489
Engility Holdings, Inc.*	22,484	652,935
Kulicke & Soffa Industries, Inc.*	42,558	534,529
CACI International, Inc. — Class A*	5,036	480,082
Brooks Automation, Inc.	31,778	398,178
Total Technology		5,186,155
Communications - 2.8%
Iridium Communications, Inc.*,1	109,112	979,825
Black Box Corp.	58,240	794,976
FTD Companies, Inc.*	27,525	696,658
Comtech Telecommunications Corp.	43,387	567,068
Blucora, Inc.*	49,485	505,242
Scholastic Corp.	11,920	489,912
Gannett Company, Inc.	33,627	429,081
Sizmek, Inc.*	108,926	297,368
Total Communications		4,760,130
Total Common Stocks
(Cost $163,132,155)		170,549,626

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.18%[2]	135,041	135,041
Total Short Term Investments
(Cost $135,041)		135,041

SECURITIES LENDING COLLATERAL†,3 - 9.4%
BNY Mellon Separately Managed Cash Collateral Account, 0.35%	16,092,971	16,092,971
Total Securities Lending Collateral
(Cost $16,092,971)		16,092,971
Total Investments - 109.4%
(Cost $179,360,167)		$186,777,638
Other Assets & Liabilities, net - (9.4)%		(16,064,791)
Total Net Assets - 100.0%		$170,712,847

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2016 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2016.
[3]	Securities lending collateral — See Note 3.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$170,549,626	$—	$—	$170,549,626
Securities Lending Collateral	16,092,971	—	—	16,092,971
Short Term Investments	135,041	—	—	135,041
Total	$186,777,638	$—	$—	$186,777,638

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2016, there were no transfers between levels.

Guggenheim S&P SmallCap 600® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Non-cyclical - 34.1%
Ligand Pharmaceuticals, Inc. — Class B*,1	25,523	$3,442,543
Supernus Pharmaceuticals, Inc.*	136,476	3,032,496
AMN Healthcare Services, Inc.*	49,869	2,109,459
LendingTree, Inc.*,1	20,008	2,020,408
Depomed, Inc.*	97,249	1,844,814
Zeltiq Aesthetics, Inc.*,1	53,252	1,807,906
NutriSystem, Inc.	58,743	1,737,618
NuVasive, Inc.*	27,750	1,726,050
Masimo Corp.*	30,625	1,622,206
BioTelemetry, Inc.*	85,147	1,619,496
Cross Country Healthcare, Inc.*	108,367	1,584,326
Cynosure, Inc. — Class A*	26,838	1,475,016
MiMedx Group, Inc.*,1	192,514	1,441,930
Vascular Solutions, Inc.*	31,141	1,428,438
On Assignment, Inc.*	37,443	1,383,519
Emergent BioSolutions, Inc.*	40,269	1,344,582
Cambrex Corp.*	24,441	1,280,953
Surgical Care Affiliates, Inc.*	24,528	1,275,701
Almost Family, Inc.*	31,770	1,264,128
Lannett Company, Inc.*,1	40,226	1,255,856
TrueBlue, Inc.*	55,985	1,250,145
Repligen Corp.*	43,124	1,233,346
Cantel Medical Corp.	17,264	1,155,825
Nektar Therapeutics*	64,801	1,120,409
Cal-Maine Foods, Inc.[1]	26,625	1,115,587
Merit Medical Systems, Inc.*	45,823	1,074,091
Calavo Growers, Inc.	16,063	1,056,624
B&G Foods, Inc.	19,896	1,026,435
Neogen Corp.*	18,152	1,001,083
LHC Group, Inc.*	21,687	981,554
Surmodics, Inc.*	35,690	978,977
US Physical Therapy, Inc.	16,261	969,481
Albany Molecular Research, Inc.*,1	65,566	946,773
Natus Medical, Inc.*	23,225	913,439
Heidrick & Struggles International, Inc.	45,626	887,882
Matthews International Corp. — Class A	14,602	877,726
Chemed Corp.	5,503	809,711
Monro Muffler Brake, Inc.	12,310	770,852
Luminex Corp.*	34,773	745,185
Integra LifeSciences Holdings Corp.*	8,339	702,728
Healthcare Services Group, Inc.	17,157	665,863
WD-40 Co.	5,767	663,090
Korn/Ferry International	28,392	653,300
CorVel Corp.*	13,556	612,731
Impax Laboratories, Inc.*	14,408	452,699
Acorda Therapeutics, Inc.*	14,035	354,805
Phibro Animal Health Corp. — Class A	12,684	261,671
Total Consumer, Non-cyclical		57,979,457
Financial - 19.2%
CoreSite Realty Corp.	25,341	2,091,393
First Midwest Bancorp, Inc.	106,309	1,984,789
Opus Bank	53,981	1,742,507
Universal Insurance Holdings, Inc.	76,261	1,657,913
Ameris Bancorp	48,768	1,617,146
Home BancShares, Inc.	75,693	1,579,713
Talmer Bancorp, Inc. — Class A	68,362	1,436,969
Walker & Dunlop, Inc.*	57,763	1,367,250
Employers Holdings, Inc.	45,078	1,285,625
Pinnacle Financial Partners, Inc.	23,608	1,253,821
Hanmi Financial Corp.	50,414	1,236,151
Acadia Realty Trust	32,231	1,213,819
Four Corners Property Trust, Inc.	52,981	1,150,218
Simmons First National Corp. — Class A	24,256	1,114,563
BofI Holding, Inc.*,1	65,891	1,108,287
Evercore Partners, Inc. — Class A	20,068	1,016,846
Bank Mutual Corp.	130,976	1,000,657
ServisFirst Bancshares, Inc.[1]	18,978	960,856
Northfield Bancorp, Inc.	64,131	957,476
AMERISAFE, Inc.	15,196	889,422
LegacyTexas Financial Group, Inc.	30,956	882,865
HFF, Inc. — Class A	28,473	803,223
RLI Corp.	11,168	761,323
Hope Bancorp, Inc.*	48,056	738,621
Retail Opportunity Investments Corp.	29,365	670,403
Financial Engines, Inc.[1]	25,117	662,838
First Financial Bankshares, Inc.[1]	19,253	657,875
Banner Corp.	15,522	647,888
Total Financial		32,490,457
Industrial - 18.6%
Fabrinet*	64,381	2,431,026
TASER International, Inc.*,1	83,924	2,430,439
PGT, Inc.*	197,696	2,372,352
Dycom Industries, Inc.*,1	21,270	2,000,444
Headwaters, Inc.*	96,463	1,918,649
Universal Forest Products, Inc.	16,962	1,833,931
US Concrete, Inc.*	26,956	1,738,662
Drew Industries, Inc.	17,354	1,589,800
Lydall, Inc.*	33,755	1,508,173
II-VI, Inc.*	69,768	1,402,337
Griffon Corp.	76,023	1,303,034
AZZ, Inc.	20,403	1,266,618
John Bean Technologies Corp.	17,720	1,185,822
US Ecology, Inc.	23,545	1,066,589
Comfort Systems USA, Inc.	31,945	970,489
Methode Electronics, Inc.	26,028	911,761
Sturm Ruger & Company, Inc.[1]	12,504	850,272
Trex Company, Inc.*	17,220	835,170
Apogee Enterprises, Inc.	15,854	741,175
AAON, Inc.	26,934	713,212
Matson, Inc.	18,548	693,139
Exponent, Inc.	13,528	687,358
Proto Labs, Inc.*	11,297	621,787
OSI Systems, Inc.*	6,991	415,755
Total Industrial		31,487,994
Consumer, Cyclical - 10.6%
LGI Homes, Inc.*	82,817	2,843,108
Installed Building Products, Inc.*	58,256	2,087,312
Meritage Homes Corp.*	55,547	2,021,355
Lithia Motors, Inc. — Class A	14,666	1,265,529
American Woodmark Corp.*	15,488	1,149,674
Hawaiian Holdings, Inc.*	22,573	1,027,749

Guggenheim S&P SmallCap 600® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Cyclical - 10.6% (continued)
Monarch Casino & Resort, Inc.*	43,101	$1,005,546
Papa John's International, Inc.	12,995	960,980
Interface, Inc. — Class A	46,952	838,563
Allegiant Travel Co. — Class A	6,253	811,452
Ruth's Hospitality Group, Inc.	48,679	777,404
Boyd Gaming Corp.*	39,226	769,222
Popeyes Louisiana Kitchen, Inc.*	13,374	766,063
Gentherm, Inc.*	20,057	673,113
Francesca's Holdings Corp.*	47,685	606,076
Sonic Corp.	13,356	359,410
Total Consumer, Cyclical		17,962,556
Technology - 9.9%
Cirrus Logic, Inc.*	50,437	2,450,733
Ebix, Inc.[1]	33,748	1,799,443
Take-Two Interactive Software, Inc.*	35,470	1,425,185
Blackbaud, Inc.	19,287	1,289,336
Monolithic Power Systems, Inc.	16,214	1,179,082
ExlService Holdings, Inc.*	22,912	1,134,373
Kopin Corp.*	479,393	1,116,986
Medidata Solutions, Inc.*	19,605	1,042,006
Tessera Technologies, Inc.	30,452	978,727
Synchronoss Technologies, Inc.*	22,875	854,153
CEVA, Inc.*	26,347	791,991
Cray, Inc.*	23,680	747,341
Rambus, Inc.*	55,093	744,857
Omnicell, Inc.*	19,069	737,589
Virtusa Corp.*	20,641	561,435
Total Technology		16,853,237
Communications - 4.7%
LogMeIn, Inc.*	26,876	2,308,916
8x8, Inc.*	85,092	1,170,015
World Wrestling Entertainment, Inc. — Class A1	54,441	1,075,210
Stamps.com, Inc.*,1	14,114	1,069,912
NIC, Inc.	38,541	898,776
HealthStream, Inc.*	27,685	670,808
Blue Nile, Inc.	17,687	513,984
General Communication, Inc. — Class A*	20,417	314,218
Total Communications		8,021,839
Basic Materials - 1.9%
Balchem Corp.	16,670	1,064,713
Innospec, Inc.	17,209	865,097
Deltic Timber Corp.	10,020	690,578
Aceto Corp.	26,333	677,021
Total Basic Materials		3,297,409
Utilities - 0.5%
Piedmont Natural Gas Company, Inc.	12,649	756,410
Energy - 0.4%
Synergy Resources Corp.*	114,812	747,426
Total Common Stocks
(Cost $159,018,699)		169,596,785

SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.18%[2]	333,445	333,445
Total Short Term Investments
(Cost $333,445)		333,445

SECURITIES LENDING COLLATERAL†,3 - 11.7%
BNY Mellon Separately Managed Cash Collateral Account, 0.35%	19,955,518	19,955,518
Total Securities Lending Collateral
(Cost $19,955,518)		19,955,518
Total Investments - 111.8%
(Cost $179,307,662)		$189,885,748
Other Assets & Liabilities, net - (11.8)%		(19,965,630)
Total Net Assets - 100.0%		$169,920,118

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2016 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2016.
[3]	Securities lending collateral — See Note 3.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$169,596,785	$—	$—	$169,596,785
Securities Lending Collateral	19,955,518	—	—	19,955,518
Short Term Investments	333,445	—	—	333,445
Total	$189,885,748	$—	$—	$189,885,748

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2016, there were no transfers between levels.

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 92.0%
Financial - 36.0%
Credicorp Ltd.	2,147	$344,228
Commercial International Bank Egypt SAE GDR	74,310	281,636
OTP Bank plc	9,934	242,014
Komercni Banka AS	4,915	193,209
Qatar National Bank SAQ	3,162	132,852
Emaar Properties PJSC	52,203	97,779
Bancolombia S.A. ADR	2,845	97,185
Bank Central Asia Tbk PT	84,000	92,667
Grupo de Inversiones Suramericana S.A.	5,907	73,495
Public Bank BHD	13,600	65,152
Ayala Land, Inc.	77,385	64,884
Masraf Al Rayan QSC	6,515	64,407
Bank Rakyat Indonesia Persero Tbk PT	73,200	64,407
Powszechna Kasa Oszczednosci Bank Polski S.A.*	10,356	63,279
Siam Commercial Bank PCL	13,522	61,534
Turkiye Garanti Bankasi AS ADR	22,793	53,791
Akbank TAS ADR	10,136	52,302
Bank Mandiri Persero Tbk PT	67,200	51,817
Banco Bradesco S.A. ADR	5,887	51,217
Ezdan Holding Group QSC	9,113	49,424
SM Prime Holdings, Inc.	79,200	49,090
Ayala Corp.	2,640	48,754
Malayan Banking BHD	23,600	46,498
Bank Pekao S.A.	1,452	45,983
BDO Unibank, Inc.	19,040	45,751
Abu Dhabi Commercial Bank PJSC	24,232	44,861
First Gulf Bank PJSC	13,377	44,067
Powszechny Zaklad Ubezpieczen S.A.	6,080	44,019
Grupo Financiero Banorte SAB de CV — Class O	7,818	42,848
Banco de Chile ADR	630	41,870
Alpha Bank AE*	21,008	41,581
Qatar Islamic Bank SAQ	1,376	41,187
Aldar Properties PJSC	50,027	39,225
China Construction Bank Corp. ADR	2,905	39,000
Banco Santander Chile ADR	1,840	37,849
Bank Zachodni WBK S.A.	514	36,950
Industrial & Commercial Bank of China Ltd. ADR[1]	3,079	34,731
Qatar Insurance Company SAQ	1,509	33,689
Corporation Financiera Colombiana S.A.	2,695	33,584
National Bank of Greece S.A. ADR*	144,530	32,158
Emaar Malls Group PJSC	38,108	30,087
Doha Bank QSC	2,754	28,133
FirstRand Ltd.	7,996	28,026
National Bank of Abu Dhabi PJSC	10,081	26,732
Bank of China Ltd. ADR[1]	2,544	26,178
VTB Bank PJSC GDR	13,066	25,884
Turkiye Is Bankasi — Class C	16,780	25,814
CIMB Group Holdings BHD	23,600	25,452
Standard Bank Group Ltd. ADR[1]	2,552	25,341
Central Pattana PCL	14,714	24,291
Banco Bradesco ADR	2,594	22,775
Bank Negara Indonesia Persero Tbk PT	55,600	22,709
Dubai Islamic Bank PJSC	14,676	21,616
mBank S.A.*	264	20,591
Eurobank Ergasias S.A.*	34,983	19,951
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	22,220	19,841
Turkiye Halk Bankasi AS	7,534	19,804
China Overseas Land & Investment Ltd.	6,000	19,717
Sanlam Ltd. ADR	2,128	19,684
Shinhan Financial Group Company Ltd. ADR	548	19,559
Piraeus Bank S.A.*	116,015	19,460
Bangkok Bank PCL	3,941	19,292
BB Seguridade Participacoes S.A. ADR[1]	1,961	18,335
Ping An Insurance Group Company of China Ltd. ADR	1,948	18,292
Krung Thai Bank PCL	35,197	17,583
Banco de Credito e Inversiones	387	17,206
RMB Holdings Ltd.	3,832	17,193
KB Financial Group, Inc. ADR	512	16,261
Dubai Financial Market PJSC	43,720	15,831
Nedbank Group Ltd.[1]	1,088	15,618
Redefine Properties Ltd.	17,860	15,447
Barclays Africa Group Ltd.[1]	1,386	15,346
Fibra Uno Administracion S.A. de CV	7,358	15,017
Growthpoint Properties Ltd.	7,760	14,750
Banco do Brasil S.A. ADR	2,242	14,528
China Life Insurance Company Ltd. ADR[1]	1,261	14,212
AMMB Holdings BHD	12,800	13,522
Cathay Financial Holding Company Ltd.	12,000	13,476
Hana Financial Group, Inc.	528	12,986
Hong Leong Bank BHD	4,000	12,893
Turkiye Vakiflar Bankasi TAO — Class D	8,660	12,801
Agricultural Bank of China Ltd. ADR	1,376	12,795
Mega Financial Holding Company Ltd.	16,000	12,530
PICC Property & Casualty Company Ltd. — Class H	8,000	12,392
Grupo Financiero Santander Mexico SAB de CV — Class B	6,657	12,137
CTBC Financial Holding Company Ltd.	21,620	11,920
Grupo Financiero Inbursa SAB de CV — Class O	7,358	11,832
Taiwan Cooperative Financial Holding Company Ltd.	25,200	11,802
Yapi ve Kredi Bankasi AS*	10,032	11,575
Taiwan Business Bank*	42,920	11,307
E.Sun Financial Holding Company Ltd.	19,130	10,667

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 92.0% (continued)
Financial - 36.0% (continued)
Shin Kong Financial Holding Company Ltd.	49,959	$10,141
China Evergrande Group	16,000	10,083
Fubon Financial Holding Company Ltd.	8,000	9,936
Discovery Ltd.	1,060	9,557
Samsung Fire & Marine Insurance Company Ltd.	40	9,517
First Financial Holding Company Ltd.	17,040	9,448
Shanghai Industrial Holdings Ltd.	4,000	9,351
Brait SE*	1,005	9,044
Alior Bank S.A.*	694	8,998
Hyundai Marine & Fire Insurance Company Ltd.	332	8,981
China Merchants Bank Company Ltd. — Class H	4,000	8,557
SinoPac Financial Holdings Company Ltd.	25,766	8,313
China Resources Land Ltd.	3,283	8,157
China Life Insurance Company Ltd.	9,152	7,554
Samsung Securities Company Ltd.	216	7,289
Yuanta Financial Holding Company Ltd.	20,524	7,201
Hua Nan Financial Holdings Company Ltd.	12,744	6,946
Country Garden Holdings Company Ltd.	16,000	6,516
CITIC Ltd.	4,000	6,041
Mirae Asset Daewoo Company Ltd.	736	5,966
NH Investment & Securities Company Ltd.	636	5,905
China Development Financial Holding Corp.	24,000	5,834
China Pacific Insurance Group Company Ltd. — Class H	1,600	5,650
Longfor Properties Company Ltd.	4,000	5,464
Bank of Communications Company Ltd. — Class H	8,000	5,392
China CITIC Bank Corporation Ltd. — Class H	8,000	5,052
China Smarter Energy Group Holdings Ltd.*	64,777	4,842
Total Financial		4,147,900
Communications - 11.4%
Emirates Telecommunications Group Company PJSC	25,818	140,579
Naspers Ltd. ADR	6,760	106,375
Telekomunikasi Indonesia Persero Tbk PT	323,200	104,374
Global Telecom Holding SAE GDR*	47,804	84,613
O2 Czech Republic AS	8,630	84,116
Hellenic Telecommunications Organization S.A.	8,592	83,590
Tencent Holdings Ltd. ADR	3,219	77,900
America Movil SAB de CV — Class L ADR	4,401	50,743
China Mobile Ltd. ADR	746	46,319
Advanced Info Service PCL	8,748	44,707
Ooredoo QSC	1,548	40,469
Philippine Long Distance Telephone Co. ADR	821	37,002
Grupo Televisa SAB ADR	1,300	34,541
Turkcell Iletisim Hizmetleri AS ADR*	3,792	32,725
MTN Group Ltd. ADR	2,711	27,354
Mobile TeleSystems PJSC ADR	2,737	24,332
DiGi.com BHD	17,600	21,446
Alibaba Group Holding Ltd. ADR*	259	21,362
Axiata Group BHD	14,800	20,688
Chunghwa Telecom Company Ltd. ADR[1]	564	20,377
NAVER Corp.	32	20,283
Telefonica Brasil S.A. ADR	1,261	19,092
True Corporation PCL	68,614	17,631
Rostelecom PJSC ADR	1,981	15,214
Vodacom Group Ltd. ADR	1,240	14,507
Orange Polska S.A.	10,336	14,303
Maxis BHD	9,600	14,198
Cyfrowy Polsat S.A.*	2,289	13,852
Baidu, Inc. ADR*	80	12,768
Telekom Malaysia BHD	7,200	12,081
Sistema PJSC FC GDR	1,312	10,680
MegaFon OAO GDR	792	7,825
China Unicom Hong Kong Ltd. ADR	734	7,758
China Telecom Corporation Ltd. ADR	156	7,749
Samsung SDI Company Ltd.	68	6,405
TIM Participacoes S.A. ADR[1]	484	6,239
Total Communications		1,304,197
Consumer, Non-cyclical - 8.7%
Richter Gedeon Nyrt	6,302	133,230
Ambev S.A. ADR	10,222	59,083
JG Summit Holdings, Inc.	31,000	54,947
Universal Robina Corp.	10,640	45,261
Fomento Economico Mexicano SAB de CV ADR	493	44,123
Magnit PJSC GDR	1,096	42,054
DP World Ltd.	2,466	41,897
Cencosud S.A.	14,208	40,451
BIM Birlesik Magazalar AS	2,041	37,678
Unilever Indonesia Tbk PT	10,800	37,145
Cielo S.A. ADR[1]	2,498	28,277
BRF S.A. ADR	1,650	27,522
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,276	22,175
Shoprite Holdings Ltd. ADR	1,484	21,859
Bangkok Dusit Medical Services PCL — Class F	33,532	21,662
IHH Healthcare BHD	13,200	21,208
Cia Cervecerias Unidas S.A. ADR	912	20,857
Aspen Pharmacare Holdings Ltd.	756	20,450
Kalbe Farma Tbk PT	156,400	20,000
Charoen Pokphand Foods PCL	23,923	19,232
Charoen Pokphand Indonesia Tbk PT	66,000	18,895
Kroton Educational S.A. ADR	3,947	17,469
Uni-President Enterprises Corp.	8,320	16,993
Grupo Bimbo SAB de CV	5,518	16,460
IOI Corporation BHD	15,600	16,211

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 92.0% (continued)
Consumer, Non-cyclical - 8.7% (continued)
Tiger Brands Ltd.	568	$15,973
Gruma SAB de CV — Class B	1,000	14,393
KT&G Corp.	132	14,259
Eurocash S.A.	1,035	13,897
Mediclinic International plc	972	13,742
Kuala Lumpur Kepong BHD	2,400	13,632
Coca-Cola Femsa SAB de CV	1,722	13,546
Arca Continental SAB de CV	2,100	13,518
Ulker Biskuvi Sanayi AS	2,000	13,223
Kimberly-Clark de Mexico SAB de CV — Class A	5,302	12,001
Bidvest Group Ltd.	724	8,330
JBS S.A ADR[1]	1,071	7,272
Want Want China Holdings Ltd.[1]	8,000	4,897
Total Consumer, Non-cyclical		1,003,822
Energy - 7.1%
MOL Hungarian Oil & Gas plc	1,858	116,535
Gazprom PJSC ADR	20,367	82,893
Lukoil PJSC ADR	1,790	76,523
PTT PCL	7,967	75,484
Polski Koncern Naftowy ORLEN S.A.	3,408	54,642
Ecopetrol S.A. ADR*,1	6,261	53,532
Novatek OJSC GDR	412	41,118
Polskie Gornictwo Naftowe i Gazownictwo S.A.	26,948	37,430
Tatneft PJSC ADR	1,056	29,832
Petroleo Brasileiro S.A. ADR*,1	3,334	28,939
PTT Exploration & Production PCL	11,122	26,344
Tupras Turkiye Petrol Rafinerileri AS	1,225	26,158
Rosneft PJSC GDR	5,240	25,325
Sasol Ltd. ADR	874	23,327
China Petroleum & Chemical Corp. ADR	323	23,195
Surgutneftegas OJSC ADR	4,536	21,183
CNOOC Ltd. ADR	164	19,744
Petronas Gas BHD	3,600	19,616
PetroChina Company Ltd. ADR	193	13,153
GS Holdings Corp.	280	12,023
SK Innovation Company Ltd.	88	11,470
Total Energy		818,466
Consumer, Cyclical - 6.9%
SACI Falabella	10,416	76,454
Astra International Tbk PT	123,200	72,659
OPAP S.A.	8,204	65,595
CP ALL PCL	38,361	56,996
SM Investments Corp.	3,060	44,755
JUMBO S.A.	3,624	42,835
Wal-Mart de Mexico SAB de CV	16,555	37,860
Steinhoff International Holdings N.V.	5,092	32,239
Latam Airlines Group S.A. ADR*	3,632	31,780
FF Group	1,216	29,916
Jollibee Foods Corp.	5,480	29,662
Woolworths Holdings Limited/South Africa	3,378	21,791
Matahari Department Store Tbk PT	14,000	21,297
Arcelik AS	3,000	20,487
Genting BHD	10,000	20,194
Hyundai Motor Co.	168	19,797
Hyundai Mobis Company Ltd.	80	18,212
Genting Malaysia BHD	17,200	18,128
Kia Motors Corp.	416	15,654
Bid Corporation Ltd.*	724	13,527
Mr Price Group Ltd.	802	13,242
Turk Hava Yollari AO*	7,376	12,753
LPP S.A.	10	12,619
Truworths International Ltd.	1,563	10,065
Dongfeng Motor Group Company Ltd. — Class H	8,000	9,866
Cheng Shin Rubber Industry Company Ltd.	4,000	8,345
LG Corp.	144	8,163
Kangwon Land, Inc.	200	7,320
Samsung C&T Corp.	56	6,774
Far Eastern New Century Corp.	8,160	6,365
Great Wall Motor Company Ltd. — Class H	6,000	6,224
Shinsegae Company Ltd.	36	5,849
Total Consumer, Cyclical		797,423
Basic Materials - 6.6%
Southern Copper Corp.	3,929	102,115
Cia de Minas Buenaventura S.A.A. ADR*	6,551	95,971
Industries Qatar QSC	2,401	70,417
KGHM Polska Miedz S.A.	1,974	39,809
MMC Norilsk Nickel PJSC ADR	2,316	33,860
Empresas CMPC S.A.	13,792	28,928
Grupo Mexico SAB de CV	11,956	28,874
PTT Global Chemical PCL	15,511	27,055
Ultrapar Participacoes S.A. ADR	1,171	26,663
Sociedad Quimica y Minera de Chile S.A. ADR	1,012	25,077
Eregli Demir ve Celik Fabrikalari TAS	15,908	24,154
AngloGold Ashanti Ltd. ADR*	1,059	23,203
Vale S.A. ADR[1]	3,688	21,206
Industrias Penoles SAB de CV	800	20,599
Petronas Chemicals Group BHD	12,800	20,597
Formosa Plastics Corp.	8,000	19,497
Severstal PJSC GDR	1,456	17,224
POSCO ADR	332	16,826
Braskem S.A. ADR	1,339	15,399
Nan Ya Plastics Corp.	8,000	15,136
LG Chem Ltd.	56	12,173
Fibria Celulose S.A. ADR	1,879	11,556
China Steel Corp.	16,000	11,052
Formosa Chemicals & Fibre Corp.	4,000	10,413
Grupa Azoty S.A.	538	10,013
Hyundai Steel Co.	188	8,492
Mexichem SAB de CV	3,810	8,309
Korea Zinc Company Ltd.	16	7,270
Gerdau S.A. ADR	3,022	7,132
Total Basic Materials		759,020
Utilities - 5.2%
CEZ AS	10,212	192,739
Tenaga Nasional BHD	13,200	46,633

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 92.0% (continued)
Utilities - 5.2% (continued)
Enersis Americas S.A. ADR	4,356	$37,811
PGE Polska Grupa Energetyczna S.A.	11,480	37,727
Interconexion Electrica S.A. ESP	11,415	33,690
Empresa Nacional de Electricidad S.A. ADR	1,216	33,197
Enersis Chile S.A. ADR	4,356	25,003
Aboitiz Power Corp.	26,000	24,973
Colbun S.A.	94,312	23,164
Korea Electric Power Corp. ADR	800	21,752
Perusahaan Gas Negara Persero Tbk	82,400	20,697
Aguas Andinas S.A. — Class A	31,616	19,121
Endesa Americas S.A. ADR	1,216	17,036
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,680	15,859
CPFL Energia S.A. ADR[1]	982	13,797
RusHydro PJSC ADR	12,033	12,454
Energa S.A.	3,600	9,002
Cia Energetica de Minas Gerais ADR	2,782	7,706
Total Utilities		592,361
Industrial - 4.3%
Grupo Argos S.A.	8,347	50,137
Qatar Gas Transport Company Ltd.	7,000	47,095
Cementos Argos S.A.	12,385	46,244
Airports of Thailand PCL	3,600	40,827
Titan Cement Company S.A.	1,702	38,903
Hon Hai Precision Industry Company Ltd.	12,600	34,694
Cemex SAB de CV ADR*	4,078	31,197
Delta Electronics, Inc.	4,000	21,051
Semen Indonesia Persero Tbk PT	24,000	17,178
BTS Group Holdings PCL	61,960	16,722
Indocement Tunggal Prakarsa Tbk PT	11,600	15,122
Grupo Aeroportuario del Pacifico SAB de CV ADR	150	14,741
United Tractors Tbk PT	12,257	14,738
Gamuda BHD	12,400	14,683
MISC BHD	6,400	11,808
Grupo Aeroportuario del Sureste SAB de CV — Class B	727	11,180
Arabtec Holding PJSC*	25,444	10,183
Promotora y Operadora de Infraestructura SAB de CV	837	9,768
LG Electronics, Inc.	184	8,788
Embraer S.A. ADR	471	8,605
Taiwan Cement Corp.	8,000	8,495
LG Display Company Ltd. ADR	592	8,264
China Communications Construction Company Ltd. — Class H	4,000	4,371
China Everbright International Ltd.	4,000	4,320
Total Industrial		489,114
Technology - 3.3%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	4,982	138,400
Samsung Electronics Company Ltd.GDR	191	131,122
Advanced Semiconductor Engineering, Inc. ADR	5,328	30,636
MediaTek, Inc.	4,000	30,511
SK Hynix, Inc.	652	20,023
United Microelectronics Corp. ADR	7,000	13,230
SK Holdings Company Ltd.	62	11,540
Quanta Computer, Inc.	4,000	8,132
Total Technology		383,594
Diversified - 2.5%
Empresas COPEC S.A.	5,152	46,512
Siam Cement PCL	2,800	40,999
Aboitiz Equity Ventures, Inc.	24,000	39,737
KOC Holding AS ADR	1,440	30,974
Haci Omer Sabanci Holding AS	10,120	30,155
Sime Darby BHD	14,400	26,249
Remgro Ltd.	1,120	21,022
Alfa SAB de CV — Class A	8,737	14,311
IJM Corporation BHD	16,800	13,991
Grupo Carso SAB de CV	3,000	12,260
CJ Corp.	56	10,024
Total Diversified		286,234
Total Common Stocks
(Cost $11,213,388)		10,582,131

PREFERRED STOCKS† - 2.1%
Itau Unibanco Holding S.A.	6,988	73,025
Grupo Aval Acciones y Valores S.A.	104,519	39,706
Grupo de Inversiones Suramericana	3,190	38,861
Petroleo Brasileiro S.A.	4,591	33,468
Samsung Electronics Company, Ltd.	24	27,104
Vale S.A.	5,109	23,552
Cia Brasileira de Distribuicao[1]	492	7,414
Hyundai Motor Co.	52	4,665
Total Preferred Stocks
(Cost $290,535)		247,795

EXCHANGE-TRADED FUNDS†` - 5.5%
iShares MSCI India ETF	17,594	519,902
VanEck Vectors Egypt Index ETF[1]	2,957	115,323
Total Exchange-Traded Funds
(Cost $718,062)		635,225

SECURITIES LENDING COLLATERAL†,2 - 3.1%
BNY Mellon Separately Managed Cash Collateral Account, 0.35%	355,386	355,386
Total Securities Lending Collateral
(Cost $355,386)		355,386
Total Investments - 102.7%
(Cost $12,577,371)		$11,820,537
Other Assets & Liabilities, net - (2.7)%		(312,610)
Total Net Assets - 100.0%		$11,507,927

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

INVESTMENT CONCENTRATION
At July 31, 2016, the investment diversification of the Fund by country was as follows:

Country	% of Total Investments
Indonesia	5.0%
Brazil	4.9%
Peru	4.7%
Taiwan, Province of China	4.6%
South Africa	4.6%
Chile	4.6%
Republic of Korea	4.5%
India	4.5%
United Arab Emirates	4.5%
China	4.5%
Thailand	4.5%
Qatar	4.4%
Hungary	4.3%
Philippines	4.2%
Egypt	4.2%
Malaysia	4.1%
Mexico	4.1%
Czech Republic	4.1%
Colombia	4.1%
Russian Federation	4.1%
Poland	4.0%
Turkey	3.9%
Greece	3.3%
Netherlands	0.3%
Total Investments	100.0%

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2016 — See Note 3.
[2]	Securities lending collateral — See Note 3.
ADR — American Depositary Receipt GDR — Global Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$10,582,131	$—	$—	$10,582,131
Exchange-Traded Funds	635,225	—	—	635,225
Preferred Stocks	247,795	—	—	247,795
Securities Lending Collateral	355,386	—	—	355,386
Total	$11,820,537	$—	$—	$11,820,537

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2016, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.8%
Retail - 41.9%
The Gap, Inc.[1]	48,400	$1,248,237
CarMax, Inc.*,1	18,593	1,083,228
Ross Stores, Inc.	17,075	1,055,748
Best Buy Company, Inc.	31,104	1,045,094
Coach, Inc.	24,193	1,042,960
Nordstrom, Inc.[1]	23,553	1,041,749
Urban Outfitters, Inc.*	34,791	1,040,251
Kohl's Corp.	24,884	1,034,925
AutoNation, Inc.*,1	19,225	1,025,654
O'Reilly Automotive, Inc.*	3,508	1,019,530
Advance Auto Parts, Inc.	5,983	1,016,272
Target Corp.	13,490	1,016,201
Ulta Salon Cosmetics & Fragrance, Inc.*	3,816	996,777
Yum! Brands, Inc.	11,099	992,472
L Brands, Inc.	13,388	989,373
AutoZone, Inc.*	1,215	988,974
Macy's, Inc.	27,549	987,081
Home Depot, Inc.	7,108	982,610
Foot Locker, Inc.	16,443	980,332
Staples, Inc.	105,135	976,704
TJX Companies, Inc.	11,897	972,223
Genuine Parts Co.	9,489	970,155
Starbucks Corp.	16,690	968,855
Dollar Tree, Inc.*	10,026	965,404
Lowe's Companies, Inc.	11,693	962,100
Chipotle Mexican Grill, Inc. — Class A*	2,259	957,793
PVH Corp.	9,473	957,341
Tiffany & Co.[1]	14,825	956,509
Dollar General Corp.	10,013	948,632
Bed Bath & Beyond, Inc.	21,036	945,568
Tractor Supply Co.	9,860	903,669
Signet Jewelers Ltd.	10,274	903,187
McDonald's Corp.	7,484	880,493
Darden Restaurants, Inc.	13,504	831,306
Total Retail		33,687,407
Media - 11.7%
Viacom, Inc. — Class B	21,791	990,836
Comcast Corp. — Class A	14,581	980,572
Time Warner, Inc.	12,437	953,296
Scripps Networks Interactive, Inc. — Class A	14,316	945,715
TEGNA, Inc.	41,795	915,310
CBS Corp. — Class B	17,366	906,853
Walt Disney Co.	9,407	902,602
News Corp. — Class A	61,586	798,771
Twenty-First Century Fox, Inc. — Class A	22,837	608,378
Discovery Communications, Inc. — Class C*	21,932	538,211
Discovery Communications, Inc. — Class A*	13,832	347,045
Twenty-First Century Fox, Inc. — Class B	8,797	237,783
News Corp. — Class B	17,471	234,810
Total Media		9,360,182
Apparel - 7.0%
Michael Kors Holdings Ltd.*	18,373	950,251
Ralph Lauren Corp. — Class A	9,557	937,446
NIKE, Inc. — Class B	16,616	922,188
VF Corp.	14,616	912,477
Hanesbrands, Inc.	34,092	908,893
Under Armour, Inc. — Class A*,1	12,347	487,213
Under Armour, Inc. — Class C*	12,434	443,894
Total Apparel		5,562,362
Internet - 5.9%
Expedia, Inc.	8,574	1,000,157
Amazon.com, Inc.*	1,275	967,483
TripAdvisor, Inc.*	13,623	953,201
Priceline Group, Inc.*	695	938,813
Netflix, Inc.*	9,767	891,239
Total Internet		4,750,893
Lodging - 4.7%
Marriott International, Inc. — Class A1	13,772	987,452
Starwood Hotels & Resorts Worldwide, Inc.	12,393	967,398
Wyndham Worldwide Corp.	13,535	961,256
Wynn Resorts Ltd.[1]	9,115	892,814
Total Lodging		3,808,920
Auto Parts & Equipment - 4.6%
Goodyear Tire & Rubber Co.	33,395	957,435
Johnson Controls, Inc.	20,596	945,768
Delphi Automotive plc	13,600	922,352
BorgWarner, Inc.	27,205	902,662
Total Auto Parts & Equipment		3,728,217
Home Furnishings - 3.7%
Whirlpool Corp.	5,157	992,001
Harman International Industries, Inc.	11,937	986,474
Leggett & Platt, Inc.	18,255	959,665
Total Home Furnishings		2,938,140
Leisure Time - 3.6%
Harley-Davidson, Inc.[1]	20,592	1,089,729
Carnival Corp.	19,421	907,349
Royal Caribbean Cruises Ltd.	12,386	897,242
Total Leisure Time		2,894,320
Home Builders - 3.6%
PulteGroup, Inc.	47,644	1,009,100
DR Horton, Inc.	29,406	966,869
Lennar Corp. — Class A	19,516	913,349
Total Home Builders		2,889,318
Auto Manufacturers - 2.3%
General Motors Co.	31,511	993,857
Ford Motor Co.	69,902	884,959
Total Auto Manufacturers		1,878,816
Toys, Games & Hobbies - 2.3%
Mattel, Inc.	29,464	983,508
Hasbro, Inc.	10,657	865,668
Total Toys, Games & Hobbies		1,849,176
Advertising - 2.2%
Omnicom Group, Inc.	10,988	904,203
Interpublic Group of Companies, Inc.	38,123	879,116
Total Advertising		1,783,319

Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Electronics - 1.5%
Garmin Ltd.	21,540	$1,170,268
Housewares - 1.3%
Newell Brands, Inc.	19,097	1,001,829
Textiles - 1.2%
Mohawk Industries, Inc.*	4,688	979,511
Distribution & Wholesale - 1.2%
LKQ Corp.*	28,412	977,089
Commercial Services - 1.1%
H&R Block, Inc.	37,793	899,095
Total Common Stocks
(Cost $89,504,049)		80,158,862

SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.18%[2]	162,341	162,341
Total Short Term Investments
(Cost $162,341)		162,341

SECURITIES LENDING COLLATERAL†,3 - 9.3%
BNY Mellon Separately Managed Cash Collateral Account, 0.35%	7,504,664	7,504,664
Total Securities Lending Collateral
(Cost $7,504,664)		7,504,664
Total Investments - 109.3%
(Cost $97,171,054)		$87,825,867
Other Assets & Liabilities, net - (9.3)%		(7,490,781)
Total Net Assets - 100.0%		$80,335,086

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2016 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2016.
[3]	Securities lending collateral — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$80,158,862	$—	$—	$80,158,862
Securities Lending Collateral	7,504,664	—	—	7,504,664
Short Term Investments	162,341	—	—	162,341
Total	$87,825,867	$—	$—	$87,825,867

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2016, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Consumer Staples ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.7%
Food - 39.3%
Tyson Foods, Inc. — Class A	365,127	$26,873,347
Hershey Co.	229,413	25,409,784
General Mills, Inc.	338,113	24,306,945
Hormel Foods Corp.	636,251	23,763,975
JM Smucker Co.	153,320	23,635,811
Sysco Corp.[1]	453,381	23,480,602
Kellogg Co.	283,096	23,414,870
McCormick & Company, Inc.	221,582	22,656,760
Kraft Heinz Co.	259,146	22,387,623
ConAgra Foods, Inc.	471,054	22,026,485
Campbell Soup Co.	352,720	21,963,874
Mondelez International, Inc. — Class A	491,246	21,604,999
Kroger Co.	600,821	20,542,070
Whole Foods Market, Inc.	644,599	19,647,378
Total Food		321,714,523
Beverages - 19.4%
Constellation Brands, Inc. — Class A	144,165	23,733,883
Dr Pepper Snapple Group, Inc.	239,817	23,624,372
PepsiCo, Inc.	214,075	23,317,049
Monster Beverage Corp.*	144,033	23,136,021
Brown-Forman Corp. — Class B	225,187	22,111,112
Molson Coors Brewing Co. — Class B	213,288	21,789,502
Coca-Cola Co.	480,885	20,981,013
Total Beverages		158,692,952
Agriculture - 10.9%
Archer-Daniels-Midland Co.	513,974	23,169,948
Altria Group, Inc.	334,430	22,640,911
Philip Morris International, Inc.	218,321	21,888,863
Reynolds American, Inc.	432,461	21,648,998
Total Agriculture		89,348,720
Retail - 10.9%
Costco Wholesale Corp.	142,804	23,879,684
Wal-Mart Stores, Inc.	310,877	22,684,695
Walgreens Boots Alliance, Inc.	268,171	21,252,552
CVS Health Corp.	228,772	21,211,740
Total Retail		89,028,671
Cosmetics & Personal Care - 8.3%
Colgate-Palmolive Co.	306,653	22,824,183
Procter & Gamble Co.	265,814	22,751,020
Estee Lauder Companies, Inc. — Class A	241,566	22,441,481
Total Cosmetics & Personal Care		68,016,684
Household Products & Housewares - 8.0%
Clorox Co.	167,829	21,997,347
Kimberly-Clark Corp.	168,847	21,874,129
Church & Dwight Company, Inc.	221,427	21,752,988
Total Household Products & Housewares		65,624,464
Pharmaceuticals - 2.9%
Mead Johnson Nutrition Co. — Class A	263,947	23,544,072
Total Common Stocks
(Cost $758,481,598)		815,970,086

SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.18%[2]	1,670,251	1,670,251
Total Short Term Investments
(Cost $1,670,251)		1,670,251

SECURITIES LENDING COLLATERAL†,3 - 0.1%
BNY Mellon Separately Managed Cash Collateral Account, 0.38%	614,800	614,800
Total Securities Lending Collateral
(Cost $614,800)		614,800
Total Investments - 100.0%
(Cost $760,766,649)		$818,255,137
Other Assets & Liabilities, net - 0.0%		123,239
Total Net Assets - 100.0%		$818,378,376

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2016 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2016.
[3]	Securities lending collateral — See Note 3.

See Sector Classification in Other Information section.

Guggenheim S&P 500® Equal Weight Consumer Staples ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

The following table summarizes the inputs used to value the Fund's investments at July 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$815,970,086	$—	$—	$815,970,086
Securities Lending Collateral	614,800	—	—	614,800
Short Term Investments	1,670,251	—	—	1,670,251
Total	$818,255,137	$—	$—	$818,255,137

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2016, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Energy ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 100.0%
Oil & Gas - 75.4%
Chesapeake Energy Corp.*,1	1,397,957	$7,576,926
Southwestern Energy Co.*,1	469,884	6,850,909
Devon Energy Corp.	175,937	6,734,868
Newfield Exploration Co.*	155,016	6,712,193
Marathon Petroleum Corp.	169,752	6,686,532
Cimarex Energy Co.	53,884	6,467,158
Concho Resources, Inc.*,1	51,586	6,406,981
Anadarko Petroleum Corp.	116,582	6,357,216
Transocean Ltd.[1]	574,787	6,316,909
Pioneer Natural Resources Co.	38,727	6,295,848
Marathon Oil Corp.	460,431	6,280,279
Chevron Corp.	60,588	6,209,058
EOG Resources, Inc.	75,758	6,189,429
Occidental Petroleum Corp.	81,893	6,119,864
Exxon Mobil Corp.	68,670	6,108,197
Tesoro Corp.	80,028	6,094,132
Cabot Oil & Gas Corp. — Class A	246,665	6,085,226
Apache Corp.	115,452	6,061,230
Valero Energy Corp.	115,646	6,045,973
Noble Energy, Inc.	169,193	6,043,574
Equities Corp.	81,828	5,961,988
Helmerich & Payne, Inc.[1]	95,398	5,911,814
Phillips 66	77,169	5,869,474
Diamond Offshore Drilling, Inc.[1]	254,067	5,772,402
Murphy Oil Corp.[1]	210,240	5,766,883
Range Resources Corp.[1]	142,997	5,764,209
Hess Corp.	107,088	5,745,271
ConocoPhillips	138,820	5,666,632
Total Oil & Gas		174,101,175
Oil & Gas Services - 13.1%
Baker Hughes, Inc.	134,502	6,433,231
Schlumberger Ltd.	78,680	6,335,314
Halliburton Co.	139,228	6,078,694
FMC Technologies, Inc.*	224,934	5,708,825
National Oilwell Varco, Inc.	176,389	5,706,184
Total Oil & Gas Services		30,262,248
Pipelines - 11.5%
Kinder Morgan, Inc.	352,882	7,174,092
Williams Companies, Inc.	280,352	6,720,037
Spectra Energy Corp.	184,999	6,654,414
ONEOK, Inc.	136,732	6,124,226
Total Pipelines		26,672,769
Total Common Stocks
(Cost $235,972,838)		231,036,192

SHORT TERM INVESTMENTS† - 0.0%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.18%[2]	6,993	6,993
Total Short Term Investments
(Cost $6,993)		6,993

SECURITIES LENDING COLLATERAL†,3 - 13.8%
BNY Mellon Separately Managed Cash Collateral Account, 0.35%	31,822,141	31,822,141
Total Securities Lending Collateral
(Cost $31,822,141)		31,822,141
Total Investments - 113.8%
(Cost $267,801,972)		$262,865,326
Other Assets & Liabilities, net - (13.8)%		(31,786,452)
Total Net Assets - 100.0%		$231,078,874

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2016 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2016.
[3]	Securities lending collateral — See Note 3.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$231,036,192	$—	$—	$231,036,192
Securities Lending Collateral	31,822,141	—	—	31,822,141
Short Term Investments	6,993	—	—	6,993
Total	$262,865,326	$—	$—	$262,865,326

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2016, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Financials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.7%
REITs - 30.9%
SL Green Realty Corp.	15,640	$1,842,705
General Growth Properties, Inc.	56,942	1,819,297
Host Hotels & Resorts, Inc.	101,532	1,801,178
HCP, Inc.	45,416	1,781,670
Macerich Co.	19,875	1,773,645
Simon Property Group, Inc.	7,812	1,773,636
Apartment Investment & Management Co. — Class A	38,297	1,760,514
Vornado Realty Trust	16,280	1,748,471
Essex Property Trust, Inc.	7,472	1,747,551
Realty Income Corp.	24,320	1,738,150
Ventas, Inc.	22,794	1,735,991
Iron Mountain, Inc.	42,046	1,732,716
Boston Properties, Inc.	12,187	1,732,138
UDR, Inc.	46,344	1,725,387
Welltower, Inc.	21,671	1,719,160
Kimco Realty Corp.	53,415	1,714,622
AvalonBay Communities, Inc.	9,193	1,706,680
Prologis, Inc.	31,320	1,706,627
Federal Realty Investment Trust	9,962	1,690,551
Weyerhaeuser Co.	51,115	1,672,483
American Tower Corp. — Class A	14,374	1,664,078
Equity Residential	24,270	1,650,117
Crown Castle International Corp.	16,617	1,612,348
Digital Realty Trust, Inc.[1]	15,275	1,595,627
Equinix, Inc.	4,221	1,573,884
Public Storage	6,471	1,546,051
Extra Space Storage, Inc.	17,643	1,517,651
Total REITs		46,082,928
Insurance - 23.3%
Principal Financial Group, Inc.	36,810	1,716,451
Cincinnati Financial Corp.	22,187	1,657,369
Aflac, Inc.	22,673	1,638,804
Loews Corp.	39,296	1,624,104
Torchmark Corp.	25,981	1,607,444
XL Group Ltd.	46,398	1,605,835
Arthur J Gallagher & Co.	32,552	1,601,232
Prudential Financial, Inc.	21,257	1,600,440
Travelers Companies, Inc.	13,733	1,596,050
Berkshire Hathaway, Inc. — Class B*	11,034	1,591,875
Lincoln National Corp.	36,330	1,586,531
Allstate Corp.	23,181	1,583,958
Chubb Ltd.	12,431	1,557,107
Progressive Corp.	47,875	1,556,416
MetLife, Inc.	36,286	1,550,864
Marsh & McLennan Companies, Inc.	23,566	1,549,465
American International Group, Inc.	28,432	1,547,838
Assurant, Inc.	18,441	1,530,787
Aon plc	14,295	1,530,566
Willis Towers Watson plc	12,315	1,522,380
Unum Group	45,010	1,503,784
Hartford Financial Services Group, Inc.	35,724	1,423,601
Total Insurance		34,682,901
Banks - 23.1%
Morgan Stanley	61,219	1,758,822
State Street Corp.	26,419	1,737,842
Goldman Sachs Group, Inc.	10,437	1,657,500
Bank of America Corp.	113,054	1,638,152
BB&T Corp.	43,532	1,605,025
Comerica, Inc.	35,415	1,602,174
Fifth Third Bancorp	84,379	1,601,512
U.S. Bancorp	37,264	1,571,423
JPMorgan Chase & Co.	24,489	1,566,561
Citigroup, Inc.	35,617	1,560,381
Zions Bancorporation	55,863	1,557,460
SunTrust Banks, Inc.	36,810	1,556,695
Citizens Financial Group, Inc.	69,615	1,554,503
Wells Fargo & Co.	32,342	1,551,446
M&T Bank Corp.	13,303	1,523,992
Regions Financial Corp.	164,238	1,506,062
Capital One Financial Corp.	22,322	1,497,360
Bank of New York Mellon Corp.	37,910	1,493,654
KeyCorp	127,639	1,493,376
Huntington Bancshares, Inc.	157,136	1,492,792
Northern Trust Corp.	22,029	1,488,940
PNC Financial Services Group, Inc.	17,967	1,484,973
Total Banks		34,500,645
Diversified Financial Services - 17.0%
Navient Corp.	120,739	1,714,494
Nasdaq, Inc.	23,844	1,687,202
CME Group, Inc. — Class A	16,412	1,677,963
Franklin Resources, Inc.	46,276	1,674,728
Legg Mason, Inc.	48,636	1,660,433
BlackRock, Inc. — Class A	4,508	1,651,055
Invesco Ltd.	55,016	1,605,367
Intercontinental Exchange, Inc.	5,986	1,581,501
Discover Financial Services	27,767	1,578,276
Charles Schwab Corp.	54,958	1,561,906
American Express Co.	24,069	1,551,488
E*TRADE Financial Corp.*	60,582	1,519,397
T. Rowe Price Group, Inc.	21,466	1,517,432
Ameriprise Financial, Inc.	15,705	1,505,167
Affiliated Managers Group, Inc.*	9,790	1,436,976
Synchrony Financial	50,768	1,415,412
Total Diversified Financial Services		25,338,797
Commercial Services - 2.3%
S&P Global, Inc.	14,538	1,776,544
Moody's Corp.	15,726	1,667,113
Total Commercial Services		3,443,657
Holding Companies-Diversified - 1.1%
Leucadia National Corp.	90,276	1,648,440
Savings & Loans - 1.0%
People's United Financial, Inc.	99,594	1,509,845
Real Estate - 1.0%
CBRE Group, Inc. — Class A*	52,470	1,492,772
Total Common Stocks
(Cost $153,057,468)		148,699,985

Guggenheim S&P 500® Equal Weight Financials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.18%[2]	358,463	$358,463
Total Short Term Investments
(Cost $358,463)		358,463

SECURITIES LENDING COLLATERAL†,3 - 1.1%
BNY Mellon Separately Managed Cash Collateral Account, 0.33%	1,629,760	1,629,760
Total Securities Lending Collateral
(Cost $1,629,760)		1,629,760
Total Investments - 101.0%
(Cost $155,045,691)		$150,688,208
Other Assets & Liabilities, net - (1.0)%		(1,541,292)
Total Net Assets - 100.0%		$149,146,916

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2016 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2016.
[3]	Securities lending collateral — See Note 3.
plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$148,699,985	$—	$—	$148,699,985
Securities Lending Collateral	1,629,760	—	—	1,629,760
Short Term Investments	358,463	—	—	358,463
Total	$150,688,208	$—	$—	$150,688,208

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2016, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Health Care ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9%
Healthcare-Products - 31.8%
Abbott Laboratories	231,408	$10,355,508
Edwards Lifesciences Corp.*	87,528	10,023,707
Hologic, Inc.*	260,284	10,018,331
Varian Medical Systems, Inc.*	104,172	9,869,254
Zimmer Biomet Holdings, Inc.	74,527	9,773,471
Intuitive Surgical, Inc.*	13,850	9,636,276
Baxter International, Inc.	199,729	9,590,987
St. Jude Medical, Inc.	114,880	9,539,635
Boston Scientific Corp.*	386,014	9,372,420
Danaher Corp.	114,853	9,353,628
Thermo Fisher Scientific, Inc.	58,538	9,298,176
Becton Dickinson and Co.	52,490	9,238,240
Medtronic plc	103,689	9,086,267
Stryker Corp.	77,567	9,019,491
Henry Schein, Inc.*	49,821	9,016,605
DENTSPLY SIRONA, Inc.	139,694	8,946,004
Patterson Companies, Inc.	179,153	8,842,992
CR Bard, Inc.	39,428	8,821,226
Total Healthcare-Products		169,802,218
Pharmaceuticals - 28.0%
Mallinckrodt plc*,1	148,670	10,011,438
Eli Lilly & Co.	120,162	9,960,228
AmerisourceBergen Corp. — Class A	116,217	9,900,526
AbbVie, Inc.	145,670	9,647,724
Johnson & Johnson	75,941	9,510,091
Zoetis, Inc.	187,506	9,463,428
Cardinal Health, Inc.	113,152	9,459,507
Endo International plc*,1	539,207	9,360,634
Mylan N.V.*	199,551	9,336,991
Allergan plc*	36,882	9,329,302
McKesson Corp.	47,910	9,321,370
Pfizer, Inc.	251,802	9,288,976
Merck & Company, Inc.	156,419	9,175,539
Bristol-Myers Squibb Co.	122,314	9,150,310
Express Scripts Holding Co.*	117,057	8,904,526
Perrigo Company plc	90,203	8,243,652
Total Pharmaceuticals		150,064,242
Healthcare-Services - 18.4%
Quest Diagnostics, Inc.	114,733	9,908,342
Laboratory Corporation of America Holdings*	68,197	9,517,573
Centene Corp.*	130,830	9,230,056
UnitedHealth Group, Inc.	63,816	9,138,451
DaVita HealthCare Partners, Inc.*	116,799	9,056,594
Cigna Corp.	69,379	8,947,116
Anthem, Inc.	67,561	8,873,462
HCA Holdings, Inc.*	111,703	8,615,653
Universal Health Services, Inc. — Class B	65,740	8,515,302
Aetna, Inc.	73,728	8,494,203
Humana, Inc.	47,576	8,209,239
Total Healthcare-Services		98,505,991
Biotechnology - 14.4%
Biogen, Inc.*	36,100	10,466,473
Illumina, Inc.*	62,745	10,437,631
Regeneron Pharmaceuticals, Inc.*	23,881	10,152,291
Amgen, Inc.	57,409	9,876,070
Celgene Corp.*	86,347	9,687,270
Vertex Pharmaceuticals, Inc.*	97,126	9,421,222
Alexion Pharmaceuticals, Inc.*	65,526	8,426,644
Gilead Sciences, Inc.	105,221	8,361,913
Total Biotechnology		76,829,514
Electronics - 5.4%
Waters Corp.*	64,372	10,230,642
Agilent Technologies, Inc.	195,899	9,424,701
PerkinElmer, Inc.	165,504	9,420,488
Total Electronics		29,075,831
Software - 1.9%
Cerner Corp.*	159,791	9,969,360
Total Common Stocks
(Cost $526,451,894)		534,247,156

SHORT TERM INVESTMENTS† - 0.8%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.18%[2]	4,318,782	4,318,782
Total Short Term Investments
(Cost $4,318,782)		4,318,782

SECURITIES LENDING COLLATERAL†,3 - 0.0%
BNY Mellon Separately Managed Cash Collateral Account, 0.36%	21,125	21,125
Total Securities Lending Collateral
(Cost $21,125)		21,125
Total Investments - 100.7%
(Cost $530,791,801)		$538,587,063
Other Assets & Liabilities, net - (0.7)%		(3,890,323)
Total Net Assets - 100.0%		$534,696,740

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2016 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2016.
[3]	Securities lending collateral — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

Guggenheim S&P 500® Equal Weight Health Care ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

The following table summarizes the inputs used to value the Fund's investments at July 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$534,247,156	$—	$—	$534,247,156
Securities Lending Collateral	21,125	—	—	21,125
Short Term Investments	4,318,782	—	—	4,318,782
Total	$538,587,063	$—	$—	$538,587,063

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2016, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Industrials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9%
Transportation - 14.7%
Kansas City Southern	19,371	$1,861,747
Norfolk Southern Corp.	20,387	1,830,345
CSX Corp.	64,014	1,813,517
Union Pacific Corp.	19,309	1,796,702
United Parcel Service, Inc. — Class B	16,401	1,772,949
J.B. Hunt Transport Services, Inc.	21,174	1,760,195
FedEx Corp.	10,657	1,725,368
Expeditors International of Washington, Inc.	34,801	1,720,213
Ryder System, Inc.	26,089	1,719,265
CH Robinson Worldwide, Inc.	23,487	1,635,165
Total Transportation		17,635,466
Miscellaneous Manufacturing - 13.3%
Pentair plc	28,870	1,842,484
Illinois Tool Works, Inc.	15,861	1,830,360
3M Co.	10,170	1,813,921
General Electric Co.	57,067	1,777,066
Eaton Corporation plc	27,821	1,764,130
Ingersoll-Rand plc	26,582	1,761,323
Parker-Hannifin Corp.	15,212	1,737,058
Dover Corp.	24,258	1,732,749
Textron, Inc.	44,240	1,725,360
Total Miscellaneous Manufacturing		15,984,451
Aerospace & Defense - 13.2%
TransDigm Group, Inc.*	6,564	1,834,769
United Technologies Corp.	16,806	1,809,166
Lockheed Martin Corp.	7,126	1,800,954
General Dynamics Corp.	12,113	1,779,279
L-3 Communications Holdings, Inc.	11,726	1,778,013
Raytheon Co.	12,543	1,750,125
Boeing Co.	13,070	1,746,936
Northrop Grumman Corp.	7,886	1,708,344
Rockwell Collins, Inc.	19,256	1,629,443
Total Aerospace & Defense		15,837,029
Commercial Services - 10.6%
Cintas Corp.	18,136	1,945,448
United Rentals, Inc.*	23,974	1,910,009
Quanta Services, Inc.*	73,043	1,869,901
Verisk Analytics, Inc. — Class A*	21,766	1,856,204
Equifax, Inc.	13,836	1,832,717
Nielsen Holdings plc	31,506	1,696,913
Robert Half International, Inc.	42,877	1,566,726
Total Commercial Services		12,677,918
Machinery-Diversified - 8.4%
Cummins, Inc.	14,778	1,814,295
Xylem, Inc.	37,332	1,784,843
Roper Technologies, Inc.	9,959	1,696,615
Rockwell Automation, Inc.	14,690	1,680,536
Flowserve Corp.	33,727	1,613,837
Deere & Co.[1]	20,010	1,554,977
Total Machinery-Diversified		10,145,103
Airlines - 7.0%
American Airlines Group, Inc.	51,730	1,836,414
United Continental Holdings, Inc.*	37,202	1,744,402
Alaska Air Group, Inc.	25,617	1,721,975
Delta Air Lines, Inc.	40,778	1,580,148
Southwest Airlines Co.	39,293	1,454,234
Total Airlines		8,337,173
Electronics - 5.8%
Allegion plc	25,242	1,827,268
Tyco International plc	39,417	1,796,233
Honeywell International, Inc.	14,692	1,709,120
Fortive Corp.*	35,272	1,700,463
Total Electronics		7,033,084
Electrical Components & Equipment - 4.4%
Emerson Electric Co.	32,511	1,817,365
Acuity Brands, Inc.	6,814	1,788,198
AMETEK, Inc.	35,478	1,668,530
Total Electrical Components & Equipment		5,274,093
Environmental Control - 4.3%
Waste Management, Inc.	27,375	1,810,035
Republic Services, Inc. — Class A	34,581	1,772,622
Stericycle, Inc.*	17,128	1,546,145
Total Environmental Control		5,128,802
Building Materials - 3.3%
Masco Corp.	54,876	2,001,876
Fortune Brands Home & Security, Inc.	30,326	1,918,726
Total Building Materials		3,920,602
Hand & Machine Tools - 3.0%
Stanley Black & Decker, Inc.	15,178	1,847,163
Snap-on, Inc.	10,996	1,728,241
Total Hand & Machine Tools		3,575,404
Engineering & Construction - 3.0%
Jacobs Engineering Group, Inc.*	33,248	1,779,433
Fluor Corp.	32,898	1,760,701
Total Engineering & Construction		3,540,134
Distribution & Wholesale - 2.8%
WW Grainger, Inc.	7,705	1,686,239
Fastenal Co.[1]	38,464	1,644,336
Total Distribution & Wholesale		3,330,575
Machinery-Construction & Mining - 1.6%
Caterpillar, Inc.[1]	22,548	1,866,072
Auto Manufacturers - 1.5%
PACCAR, Inc.	31,232	1,841,751
Office & Business Equipment - 1.5%
Pitney Bowes, Inc.	92,315	1,782,603
Software - 1.5%
Dun & Bradstreet Corp.	13,632	1,761,936
Total Common Stocks
(Cost $117,892,748)		119,672,196

Guggenheim S&P 500® Equal Weight Industrials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
SHORT TERM INVESTMENTS† - 0.0%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.18%[2]	53,611	$53,611
Total Short Term Investments
(Cost $53,611)		53,611

SECURITIES LENDING COLLATERAL†,3 - 2.6%
BNY Mellon Separately Managed Cash Collateral Account, 0.35%	3,073,939	3,073,939
Total Securities Lending Collateral
(Cost $3,073,939)		3,073,939
Total Investments - 102.5%
(Cost $121,020,298)		$122,799,746
Other Assets & Liabilities, net - (2.5)%		(3,012,476)
Total Net Assets - 100.0%		$119,787,270

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2016 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2016.
[3]	Securities lending collateral — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$119,672,196	$—	$—	$119,672,196
Securities Lending Collateral	3,073,939	—	—	3,073,939
Short Term Investments	53,611	—	—	53,611
Total	$122,799,746	$—	$—	$122,799,746

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2016, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Materials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9%
Chemicals - 53.3%
Albemarle Corp.	46,178	$3,886,803
International Flavors & Fragrances, Inc.	28,377	3,781,235
Sherwin-Williams Co.	12,510	3,749,622
Praxair, Inc.	32,127	3,744,080
EI du Pont de Nemours & Co.	54,082	3,740,851
Air Products & Chemicals, Inc.	24,959	3,729,374
Dow Chemical Co.	68,447	3,673,550
Mosaic Co.[1]	135,478	3,657,907
Ecolab, Inc.	30,385	3,596,976
Monsanto Co.	33,460	3,572,524
PPG Industries, Inc.	33,446	3,502,131
FMC Corp.	73,574	3,497,708
LyondellBasell Industries N.V. — Class A	45,404	3,417,105
Eastman Chemical Co.	50,120	3,269,328
CF Industries Holdings, Inc.	125,002	3,085,049
Total Chemicals		53,904,243
Packaging & Containers - 14.5%
WestRock Co.	93,688	4,020,152
Sealed Air Corp.	75,868	3,579,452
Owens-Illinois, Inc.*	188,052	3,533,497
Ball Corp.	49,589	3,504,455
Total Packaging & Containers		14,637,556
Mining - 13.0%
Freeport-McMoRan, Inc.	352,686	4,570,811
Newmont Mining Corp.	102,090	4,491,960
Alcoa, Inc.	385,018	4,088,891
Total Mining		13,151,662
Building Materials - 7.8%
Martin Marietta Materials, Inc.	19,693	3,990,787
Vulcan Materials Co.	31,635	3,922,107
Total Building Materials		7,912,894
Iron & Steel - 3.8%
Nucor Corp.	72,351	3,880,908
Forest Products & Paper - 3.8%
International Paper Co.	84,618	3,876,351
Household Products & Housewares - 3.7%
Avery Dennison Corp.	47,384	3,690,740
Total Common Stocks
(Cost $101,012,173)		101,054,354

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.18%[2]	126,397	126,397
Total Short Term Investments
(Cost $126,397)		126,397

SECURITIES LENDING COLLATERAL†,3 - 3.2%
BNY Mellon Separately Managed Cash Collateral Account, 0.35%	3,227,817	3,227,817
Total Securities Lending Collateral
(Cost $3,227,817)		3,227,817
Total Investments - 103.2%
(Cost $104,366,387)		$104,408,568
Other Assets & Liabilities, net - (3.2)%		(3,200,630)
Total Net Assets - 100.0%		$101,207,938

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2016 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2016.
[3]	Securities lending collateral — See Note 3.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$101,054,354	$—	$—	$101,054,354
Securities Lending Collateral	3,227,817	—	—	3,227,817
Short Term Investments	126,397	—	—	126,397
Total	$104,408,568	$—	$—	$104,408,568

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2016, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Real Estate ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.2%
REITs - 96.1%
SL Green Realty Corp.	943	$111,104
General Growth Properties, Inc.	3,434	109,716
Host Hotels & Resorts, Inc.	6,123	108,622
HCP, Inc.	2,739	107,451
Macerich Co.	1,199	106,999
Simon Property Group, Inc.	471	106,936
Apartment Investment & Management Co. — Class A	2,309	106,145
Vornado Realty Trust	982	105,466
Essex Property Trust, Inc.	450	105,246
Realty Income Corp.	1,466	104,775
Ventas, Inc.	1,375	104,720
Iron Mountain, Inc.	2,535	104,467
Boston Properties, Inc.	735	104,466
UDR, Inc.	2,795	104,058
Welltower, Inc.	1,307	103,684
Kimco Realty Corp.	3,221	103,394
Prologis, Inc.	1,889	102,932
AvalonBay Communities, Inc.	554	102,850
Federal Realty Investment Trust	601	101,990
Weyerhaeuser Co.	3,082	100,843
American Tower Corp. — Class A	867	100,373
Equity Residential	1,464	99,537
Crown Castle International Corp.	1,002	97,224
Digital Realty Trust, Inc.[1]	922	96,312
Equinix, Inc.	255	95,082
Public Storage	390	93,179
Extra Space Storage, Inc.	1,064	91,525
Total REITs		2,779,096
Real Estate - 3.1%
CBRE Group, Inc. — Class A*	3,164	90,016
Total Common Stocks
(Cost $2,730,090)		2,869,112

SHORT TERM INVESTMENTS† - 0.8%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.18%[2]	22,668	22,668
Total Short Term Investments
(Cost $22,668)		22,668

SECURITIES LENDING COLLATERAL†,3 - 3.4%
BNY Mellon Separately Managed Cash Collateral Account, 0.36%	98,340	98,340
Total Securities Lending Collateral
(Cost $98,340)		98,340
Total Investments - 103.4%
(Cost $2,851,098)		$2,990,120
Other Assets & Liabilities, net - (3.4)%		(97,493)
Total Net Assets - 100.0%		$2,892,627

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2016 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2016.
[3]	Securities lending collateral — See Note 3.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$2,869,112	$—	$—	$2,869,112
Securities Lending Collateral	98,340	—	—	98,340
Short Term Investments	22,668	—	—	22,668
Total	$2,990,120	$—	$—	$2,990,120

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2016, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9%
Semiconductors - 23.5%
Linear Technology Corp.	218,659	$13,117,354
NVIDIA Corp.	224,483	12,817,978
Qorvo, Inc.*	191,948	12,136,872
QUALCOMM, Inc.	192,664	12,056,913
Micron Technology, Inc.*	854,289	11,737,931
Texas Instruments, Inc.	167,514	11,684,102
Analog Devices, Inc.	182,075	11,621,847
Xilinx, Inc.	221,937	11,336,542
Applied Materials, Inc.	430,867	11,327,493
Lam Research Corp.[1]	125,905	11,302,492
Intel Corp.	323,687	11,283,729
Microchip Technology, Inc.[1]	198,486	11,043,761
KLA-Tencor Corp.	142,712	10,804,726
Broadcom Ltd.	64,487	10,445,604
Skyworks Solutions, Inc.	158,215	10,445,354
Total Semiconductors		173,162,698
Software - 21.9%
Microsoft Corp.	201,458	11,418,639
Paychex, Inc.	190,082	11,268,061
Fidelity National Information Services, Inc.	139,507	11,094,992
Activision Blizzard, Inc.	274,586	11,027,374
Oracle Corp.	267,707	10,986,695
Autodesk, Inc.*	184,601	10,974,529
CA, Inc.	314,369	10,892,886
Intuit, Inc.	97,431	10,813,867
Fiserv, Inc.*	97,489	10,758,886
Citrix Systems, Inc.*	120,565	10,745,958
Electronic Arts, Inc.*	137,765	10,514,225
Adobe Systems, Inc.*	106,817	10,453,112
salesforce.com, Inc.*	126,736	10,367,005
Red Hat, Inc.*	134,830	10,151,351
Akamai Technologies, Inc.*	196,683	9,938,392
Total Software		161,405,972
Computers - 17.9%
Seagate Technology plc[1]	448,186	14,355,397
CSRA, Inc.	427,496	11,508,193
Hewlett Packard Enterprise Co.	542,418	11,401,626
NetApp, Inc.	423,478	11,158,645
Apple, Inc.	104,935	10,935,277
International Business Machines Corp.	68,061	10,931,958
HP, Inc.	768,229	10,762,888
EMC Corp.	374,270	10,584,356
Teradata Corp.*	372,390	10,568,428
Western Digital Corp.	221,366	10,517,099
Cognizant Technology Solutions Corp. — Class A*	172,077	9,892,707
Accenture plc — Class A	87,687	9,891,970
Total Computers		132,508,544
Internet - 10.8%
eBay, Inc.*	430,867	13,425,816
Symantec Corp.	599,481	12,247,396
Facebook, Inc. — Class A*	88,927	11,021,612
Yahoo!, Inc.*	281,591	10,753,960
F5 Networks, Inc.*	86,853	10,719,397
VeriSign, Inc.*,1	122,497	10,609,465
Alphabet, Inc. — Class A*	7,084	5,605,853
Alphabet, Inc. — Class C*	7,192	5,529,138
Total Internet		79,912,637
Commercial Services - 7.1%
Western Union Co.	535,693	10,713,859
Automatic Data Processing, Inc.	119,081	10,592,255
PayPal Holdings, Inc.*	282,053	10,503,654
Global Payments, Inc.	138,760	10,359,822
Total System Services, Inc.	197,465	10,054,918
Total Commercial Services		52,224,508
Electronics - 5.8%
Corning, Inc.	505,410	11,230,210
FLIR Systems, Inc.	334,870	10,910,065
Amphenol Corp. — Class A	174,389	10,379,633
TE Connectivity Ltd.	168,992	10,186,838
Total Electronics		42,706,746
Telecommunications - 4.3%
Cisco Systems, Inc.	357,253	10,906,934
Motorola Solutions, Inc.	153,778	10,669,118
Juniper Networks, Inc.	451,894	10,253,475
Total Telecommunications		31,829,527
Diversified Financial Services - 4.3%
Alliance Data Systems Corp.*	48,102	11,141,385
MasterCard, Inc. — Class A	108,928	10,374,303
Visa, Inc. — Class A	129,343	10,095,221
Total Diversified Financial Services		31,610,909
Aerospace & Defense - 1.5%
Harris Corp.	128,037	11,090,565
Office & Business Equipment - 1.5%
Xerox Corp.	1,044,417	10,757,495
Energy-Alternate Sources - 1.3%
First Solar, Inc.*	213,789	9,979,671
Total Common Stocks
(Cost $704,506,727)		737,189,272

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.18%[2]	952,374	952,374
Total Short Term Investments
(Cost $952,374)		952,374

SECURITIES LENDING COLLATERAL†,3 - 5.2%
BNY Mellon Separately Managed Cash Collateral Account, 0.35%	38,163,886	38,163,886
Total Securities Lending Collateral
(Cost $38,163,886)		38,163,886
Total Investments - 105.2%
(Cost $743,622,987)		$776,305,532
Other Assets & Liabilities, net - (5.2)%		(38,214,502)
Total Net Assets - 100.0%		$738,091,030

Guggenheim S&P 500® Equal Weight Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2016 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2016.
[3]	Securities lending collateral — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$737,189,272	$—	$—	$737,189,272
Securities Lending Collateral	38,163,886	—	—	38,163,886
Short Term Investments	952,374	—	—	952,374
Total	$776,305,532	$—	$—	$776,305,532

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2016, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Utilities ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.8%
Electric - 72.3%
AES Corp.	804,938	$9,940,985
Exelon Corp.	260,555	9,713,490
Dominion Resources, Inc.	122,907	9,589,204
Duke Energy Corp.	110,970	9,497,922
SCANA Corp.	125,946	9,438,393
Southern Co.	176,388	9,436,758
Edison International	121,891	9,431,926
CMS Energy Corp.	208,154	9,404,398
DTE Energy Co.	95,993	9,361,237
Consolidated Edison, Inc.	116,866	9,358,629
WEC Energy Group, Inc.	144,173	9,358,269
Public Service Enterprise Group, Inc.	203,229	9,350,566
American Electric Power Company, Inc.	134,856	9,345,521
FirstEnergy Corp.	267,516	9,341,659
NextEra Energy, Inc.	72,803	9,339,897
Entergy Corp.	114,623	9,329,166
Eversource Energy	159,051	9,302,893
Ameren Corp.	176,906	9,276,951
Xcel Energy, Inc.	210,879	9,274,458
Pinnacle West Capital Corp.	117,494	9,266,752
PG&E Corp.	143,049	9,146,553
Alliant Energy Corp.	226,919	9,133,490
PPL Corp.	229,277	8,646,036
NRG Energy, Inc.	605,057	8,373,989
Total Electric		223,659,142
Telecommunications - 15.4%
CenturyLink, Inc.	334,390	10,513,222
AT&T, Inc.	223,532	9,676,700
Verizon Communications, Inc.	171,167	9,484,363
Frontier Communications Corp.[1]	1,764,249	9,174,095
Level 3 Communications, Inc.*	172,471	8,727,033
Total Telecommunications		47,575,413
Gas - 9.0%
CenterPoint Energy, Inc.	389,598	9,319,183
NiSource, Inc.	362,060	9,290,460
Sempra Energy	82,503	9,230,436
Total Gas		27,840,079
Water - 3.1%
American Water Works Company, Inc.	116,323	9,605,953
Total Common Stocks
(Cost $287,951,594)		308,680,587

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.18%[2]	247,786	247,786
Total Short Term Investments
(Cost $247,786)		247,786

SECURITIES LENDING COLLATERAL†,3 - 0.9%
BNY Mellon Separately Managed Cash Collateral Account, 0.35%	2,880,880	2,880,880
Total Securities Lending Collateral
(Cost $2,880,880)		2,880,880
Total Investments - 100.8%
(Cost $291,080,260)		$311,809,253
Other Assets & Liabilities, net - (0.8)%		(2,427,374)
Total Net Assets - 100.0%		$309,381,879

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2016 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2016.
[3]	Securities lending collateral — See Note 3.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$308,680,587	$—	$—	$308,680,587
Securities Lending Collateral	2,880,880	—	—	2,880,880
Short Term Investments	247,786	—	—	247,786
Total	$311,809,253	$—	$—	$311,809,253

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2016, there were no transfers between levels.

Guggenheim S&P 100® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Non-cyclical - 23.3%
Biogen, Inc.*	104	$30,152
Abbott Laboratories	672	30,072
Eli Lilly & Co.	348	28,845
Amgen, Inc.	166	28,557
Celgene Corp.*	250	28,048
AbbVie, Inc.	422	27,949
Johnson & Johnson	220	27,551
Danaher Corp.	337	27,445
Allergan plc*	108	27,319
PepsiCo, Inc.	250	27,230
Pfizer, Inc.	732	27,003
Colgate-Palmolive Co.	358	26,646
UnitedHealth Group, Inc.	186	26,635
Bristol-Myers Squibb Co.	356	26,632
Merck & Company, Inc.	454	26,632
Procter & Gamble Co.	310	26,533
Altria Group, Inc.	390	26,403
Medtronic plc	300	26,289
PayPal Holdings, Inc.*	702	26,142
Philip Morris International, Inc.	254	25,466
Mondelez International, Inc. — Class A	574	25,245
Coca-Cola Co.	562	24,520
Gilead Sciences, Inc.	306	24,318
Total Consumer, Non-cyclical		621,632
Financial - 17.6%
Simon Property Group, Inc.	128	29,061
Morgan Stanley	1,010	29,018
Goldman Sachs Group, Inc.	172	27,315
BlackRock, Inc. — Class A	74	27,103
Bank of America Corp.	1,866	27,038
Berkshire Hathaway, Inc. — Class B*	182	26,257
Allstate Corp.	382	26,101
U.S. Bancorp	614	25,893
JPMorgan Chase & Co.	404	25,844
Citigroup, Inc.	588	25,760
MasterCard, Inc. — Class A	270	25,715
American Express Co.	398	25,655
Wells Fargo & Co.	534	25,616
American International Group, Inc.	470	25,587
MetLife, Inc.	598	25,559
Visa, Inc. — Class A	322	25,132
Capital One Financial Corp.	368	24,685
Bank of New York Mellon Corp.	626	24,664
Total Financial		472,003
Industrial - 13.0%
Caterpillar, Inc.	340	28,138
3M Co.	154	27,468
Emerson Electric Co.	490	27,391
Lockheed Martin Corp.	108	27,294
United Technologies Corp.	252	27,128
Union Pacific Corp.	290	26,985
General Dynamics Corp.	182	26,734
General Electric Co.	858	26,718
United Parcel Service, Inc. — Class B	246	26,593
Raytheon Co.	188	26,232
Boeing Co.	196	26,197
FedEx Corp.	160	25,904
Honeywell International, Inc.	222	25,825
Total Industrial		348,607
Consumer, Cyclical - 11.9%
Target Corp.	380	28,625
General Motors Co.	888	28,008
Costco Wholesale Corp.	166	27,759
Home Depot, Inc.	200	27,648
Starbucks Corp.	470	27,283
Lowe's Companies, Inc.	330	27,152
Wal-Mart Stores, Inc.	362	26,415
NIKE, Inc. — Class B	468	25,974
Ford Motor Co.	1,970	24,940
Walgreens Boots Alliance, Inc.	312	24,726
McDonald's Corp.	210	24,707
CVS Health Corp.	266	24,664
Total Consumer, Cyclical		317,901
Communications - 11.0%
AT&T, Inc.	640	27,706
Comcast Corp. — Class A	410	27,573
Facebook, Inc. — Class A*	222	27,515
Amazon.com, Inc.*	36	27,317
Verizon Communications, Inc.	490	27,151
Cisco Systems, Inc.	888	27,111
Priceline Group, Inc.*	20	27,016
Time Warner, Inc.	350	26,827
Walt Disney Co.	264	25,331
Twenty-First Century Fox, Inc. — Class A	644	17,156
Alphabet, Inc. — Class A*	18	14,244
Alphabet, Inc. — Class C*	18	13,838
Twenty-First Century Fox, Inc. — Class B	248	6,703
Total Communications		295,488
Technology - 9.3%
QUALCOMM, Inc.	480	30,038
Texas Instruments, Inc.	416	29,017
Microsoft Corp.	502	28,453
Intel Corp.	806	28,097
Oracle Corp.	666	27,333
International Business Machines Corp.	170	27,305
Apple, Inc.	262	27,303
EMC Corp.	932	26,357
Accenture plc — Class A	218	24,593
Total Technology		248,496
Energy - 6.8%
Kinder Morgan, Inc.	1,474	29,966
Schlumberger Ltd.	328	26,411
Chevron Corp.	252	25,825
Occidental Petroleum Corp.	342	25,557
Exxon Mobil Corp.	286	25,440
Halliburton Co.	582	25,410
ConocoPhillips	580	23,676
Total Energy		182,285
Utilities - 4.1%
Exelon Corp.	746	27,811
Duke Energy Corp.	318	27,218

Guggenheim S&P 100® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Utilities - 4.1% (continued)
Southern Co.	504	$26,964
NextEra Energy, Inc.	208	26,684
Total Utilities		108,677
Basic Materials - 2.9%
EI du Pont de Nemours & Co.	382	26,423
Dow Chemical Co.	484	25,976
Monsanto Co.	236	25,198
Total Basic Materials		77,597
Total Common Stocks
(Cost $2,544,415)		2,672,686
Total Investments - 99.9%
(Cost $2,544,415)		$2,672,686
Other Assets & Liabilities, net - 0.1%		3,505
Total Net Assets - 100.0%		$2,676,191

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$2,672,686	$—	$—	$2,672,686

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2016, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Non-cyclical - 20.3%
Tyson Foods, Inc. — Class A	317,208	$23,346,509
Biogen, Inc.*	78,057	22,631,065
Illumina, Inc.*	135,670	22,568,705
Abbott Laboratories	500,355	22,390,886
Hershey Co.	199,303	22,074,800
Regeneron Pharmaceuticals, Inc.*	51,639	21,952,772
S&P Global, Inc.	178,709	21,838,239
Cintas Corp.	203,272	21,804,988
Edwards Lifesciences Corp.*	189,255	21,673,482
Hologic, Inc.*	562,790	21,661,787
Mallinckrodt plc*	321,455	21,646,780
Eli Lilly & Co.	259,822	21,536,646
Quest Diagnostics, Inc.	248,080	21,424,189
AmerisourceBergen Corp. — Class A	251,287	21,407,140
United Rentals, Inc.*	268,684	21,406,054
Amgen, Inc.	124,131	21,354,256
Varian Medical Systems, Inc.*	225,243	21,339,522
Zimmer Biomet Holdings, Inc.	161,145	21,132,555
General Mills, Inc.	293,741	21,117,041
Quanta Services, Inc.*	818,651	20,957,466
Celgene Corp.*	186,700	20,945,873
AbbVie, Inc.	314,975	20,860,794
Intuitive Surgical, Inc.*	29,943	20,833,142
Verisk Analytics, Inc. — Class A*	243,948	20,803,885
Baxter International, Inc.	431,857	20,737,773
Hormel Foods Corp.	552,752	20,645,287
St. Jude Medical, Inc.	248,396	20,626,804
Constellation Brands, Inc. — Class A	125,244	20,618,920
Laboratory Corporation of America Holdings*	147,458	20,579,238
Johnson & Johnson	164,202	20,563,016
Equifax, Inc.	155,075	20,541,234
JM Smucker Co.	133,201	20,534,266
Dr Pepper Snapple Group, Inc.	208,344	20,523,968
Danaher Corp.	251,717	20,499,832
Moody's Corp.	193,215	20,482,722
Zoetis, Inc.	405,428	20,461,951
Mead Johnson Nutrition Co. — Class A	229,308	20,454,274
Cardinal Health, Inc.	244,658	20,453,409
Sysco Corp.	393,881	20,399,097
Vertex Pharmaceuticals, Inc.*	210,008	20,370,776
Kellogg Co.	245,947	20,342,276
Boston Scientific Corp.*	834,649	20,265,278
PepsiCo, Inc.	185,981	20,257,051
Endo International plc*	1,165,882	20,239,712
Mylan N.V.*	431,473	20,188,622
Allergan plc*	79,745	20,171,498
McKesson Corp.	103,590	20,154,470
Archer-Daniels-Midland Co.	446,516	20,128,941
Thermo Fisher Scientific, Inc.	126,571	20,104,538
Monster Beverage Corp.*	125,129	20,099,471
Pfizer, Inc.	544,449	20,084,724
Becton Dickinson and Co.	113,494	19,974,944
Centene Corp.*	282,884	19,957,466
Western Union Co.	992,437	19,848,740
Merck & Company, Inc.	338,209	19,839,340
Colgate-Palmolive Co.	266,407	19,828,672
Bristol-Myers Squibb Co.	264,466	19,784,701
Procter & Gamble Co.	230,928	19,765,128
UnitedHealth Group, Inc.	137,985	19,759,452
McCormick & Company, Inc.	192,501	19,683,227
Altria Group, Inc.	290,539	19,669,490
Medtronic plc	224,197	19,646,383
Automatic Data Processing, Inc.	220,612	19,623,437
DaVita HealthCare Partners, Inc.*	252,544	19,582,262
Stryker Corp.	167,717	19,502,133
Estee Lauder Companies, Inc. — Class A	209,864	19,496,366
Henry Schein, Inc.*	107,722	19,495,528
PayPal Holdings, Inc.*	522,536	19,459,241
Kraft Heinz Co.	225,137	19,449,585
Avery Dennison Corp.	249,164	19,407,384
Cigna Corp.	150,013	19,345,676
DENTSPLY SIRONA, Inc.	302,049	19,343,218
Express Scripts Holding Co.*	253,104	19,253,621
Brown-Forman Corp. — Class B	195,636	19,209,499
Global Payments, Inc.	257,069	19,192,772
Anthem, Inc.	146,082	19,186,410
ConAgra Foods, Inc.	409,234	19,135,782
Patterson Companies, Inc.	387,369	19,120,534
Clorox Co.	145,804	19,110,531
Campbell Soup Co.	306,431	19,081,458
CR Bard, Inc.	85,253	19,073,654
Nielsen Holdings plc	353,118	19,018,935
Philip Morris International, Inc.	189,668	19,016,114
Kimberly-Clark Corp.	146,686	19,003,171
Molson Coors Brewing Co. — Class B	185,296	18,929,839
Church & Dwight Company, Inc.	192,367	18,898,134
H&R Block, Inc.	792,970	18,864,756
Reynolds American, Inc.	375,706	18,807,842
Mondelez International, Inc. — Class A	426,775	18,769,565
HCA Holdings, Inc.*	241,527	18,628,978
Total System Services, Inc.	365,831	18,628,115
Universal Health Services, Inc. — Class B	142,142	18,411,653
Aetna, Inc.	159,418	18,366,548
Coca-Cola Co.	417,772	18,227,392
Alexion Pharmaceuticals, Inc.*	141,682	18,220,305
Gilead Sciences, Inc.	227,510	18,080,220
Kroger Co.	521,971	17,846,189
Perrigo Company plc	195,037	17,824,431
Humana, Inc.	102,871	17,750,391
Robert Half International, Inc.	480,585	17,560,576
Whole Foods Market, Inc.	560,005	17,068,952
Total Consumer, Non-cyclical		2,021,986,464
Financial - 18.2%
SL Green Realty Corp.	192,194	22,644,297
General Growth Properties, Inc.	699,697	22,355,319
Host Hotels & Resorts, Inc.	1,247,645	22,133,222
HCP, Inc.	558,044	21,892,067
Macerich Co.	244,226	21,794,728
Simon Property Group, Inc.	95,944	21,783,126

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Financial - 18.2% (continued)
Morgan Stanley	753,551	$21,649,520
Apartment Investment & Management Co. — Class A	470,578	21,632,472
Vornado Realty Trust	200,123	21,493,210
Essex Property Trust, Inc.	91,773	21,463,869
State Street Corp.	324,668	21,356,660
Realty Income Corp.	298,813	21,356,165
Ventas, Inc.	280,165	21,337,366
Boston Properties, Inc.	149,831	21,295,480
Iron Mountain, Inc.	516,630	21,290,322
UDR, Inc.	569,458	21,200,921
Welltower, Inc.	266,331	21,128,038
Principal Financial Group, Inc.	452,292	21,090,375
Kimco Realty Corp.	656,428	21,071,339
Navient Corp.	1,483,690	21,068,398
AvalonBay Communities, Inc.	112,976	20,973,994
Prologis, Inc.	384,891	20,972,711
Federal Realty Investment Trust	122,362	20,764,831
Nasdaq, Inc.	292,980	20,731,265
Alliance Data Systems Corp.*	89,113	20,640,354
CME Group, Inc. — Class A	201,753	20,627,227
Franklin Resources, Inc.	568,620	20,578,357
Weyerhaeuser Co.	628,096	20,551,301
American Tower Corp. — Class A	176,614	20,446,603
Legg Mason, Inc.	597,628	20,403,019
Cincinnati Financial Corp.	272,644	20,366,506
Goldman Sachs Group, Inc.	128,188	20,357,536
BlackRock, Inc. — Class A	55,374	20,280,728
Equity Residential	298,259	20,278,629
Aflac, Inc.	278,656	20,141,256
Bank of America Corp.	1,389,279	20,130,653
Loews Corp.	482,872	19,957,100
Crown Castle International Corp.	204,116	19,805,375
Torchmark Corp.	319,264	19,752,864
XL Group Ltd.	570,139	19,732,511
Invesco Ltd.	676,054	19,727,256
BB&T Corp.	534,900	19,721,763
Comerica, Inc.	435,193	19,688,132
Fifth Third Bancorp	1,036,899	19,680,343
Arthur J Gallagher & Co.	400,030	19,677,475
Prudential Financial, Inc.	261,268	19,670,868
Travelers Companies, Inc.	168,826	19,620,958
Digital Realty Trust, Inc.[1]	187,774	19,614,872
Berkshire Hathaway, Inc. — Class B*	135,535	19,553,634
Lincoln National Corp.	446,411	19,494,768
Allstate Corp.	284,815	19,461,409
Intercontinental Exchange, Inc.	73,532	19,427,154
Discover Financial Services	341,269	19,397,730
Equinix, Inc.	51,888	19,347,479
U.S. Bancorp	457,901	19,309,685
JPMorgan Chase & Co.	300,966	19,252,795
MasterCard, Inc. — Class A	201,801	19,219,527
Charles Schwab Corp.	675,344	19,193,277
Citigroup, Inc.	437,671	19,174,367
Zions Bancorporation	686,453	19,138,310
Chubb Ltd.	152,731	19,131,085
SunTrust Banks, Inc.	452,292	19,127,429
Progressive Corp.	588,288	19,125,243
Citizens Financial Group, Inc.	855,463	19,102,489
Wells Fargo & Co.	397,465	19,066,396
American Express Co.	295,733	19,062,949
MetLife, Inc.	445,893	19,057,467
Marsh & McLennan Companies, Inc.	289,580	19,039,885
American International Group, Inc.	349,402	19,021,445
Public Storage	79,458	18,984,105
Assurant, Inc.	226,656	18,814,715
Aon plc	175,670	18,808,987
M&T Bank Corp.	163,450	18,724,832
Visa, Inc. — Class A	239,624	18,702,653
Willis Towers Watson plc	151,269	18,699,874
E*TRADE Financial Corp.*	744,428	18,670,254
Extra Space Storage, Inc.	216,831	18,651,803
T. Rowe Price Group, Inc.	263,814	18,649,012
People's United Financial, Inc.	1,223,801	18,552,823
Regions Financial Corp.	2,018,254	18,507,389
Ameriprise Financial, Inc.	193,004	18,497,503
Unum Group	553,068	18,478,002
Capital One Financial Corp.	274,328	18,401,922
Bank of New York Mellon Corp.	465,899	18,356,421
KeyCorp	1,568,467	18,351,064
Huntington Bancshares, Inc.	1,931,029	18,344,776
CBRE Group, Inc. — Class A*	644,755	18,343,280
Northern Trust Corp.	270,683	18,295,464
PNC Financial Services Group, Inc.	220,842	18,252,591
Affiliated Managers Group, Inc.*	120,325	17,661,304
Hartford Financial Services Group, Inc.	438,966	17,492,795
Synchrony Financial	623,827	17,392,297
Total Financial		1,823,269,770
Consumer, Cyclical - 15.3%
The Gap, Inc.[1]	1,015,523	26,190,337
Harley-Davidson, Inc.[1]	432,058	22,864,509
CarMax, Inc.*,1	390,126	22,728,741
Ross Stores, Inc.	358,261	22,151,278
Best Buy Company, Inc.	652,637	21,928,603
Coach, Inc.	507,627	21,883,800
Nordstrom, Inc.[1]	494,176	21,857,405
Urban Outfitters, Inc.*	729,998	21,826,940
Kohl's Corp.	522,105	21,714,347
AutoNation, Inc.*,1	403,391	21,520,910
O'Reilly Automotive, Inc.*	73,599	21,390,077
Advance Auto Parts, Inc.	125,560	21,327,622
Target Corp.	283,047	21,321,931
PulteGroup, Inc.	999,671	21,173,032
Newell Brands, Inc.	400,702	21,020,827
Ulta Salon Cosmetics & Fragrance, Inc.*	80,062	20,912,995
General Motors Co.	661,174	20,853,428
Yum! Brands, Inc.	232,889	20,824,934
Whirlpool Corp.	108,230	20,819,123
L Brands, Inc.	280,894	20,758,067
Costco Wholesale Corp.	124,064	20,745,982
AutoZone, Inc.*	25,469	20,731,002
Marriott International, Inc. — Class A1	288,967	20,718,934
Macy's, Inc.	578,025	20,710,636

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Cyclical - 15.3% (continued)
Harman International Industries, Inc.	250,472	$20,699,006
PACCAR, Inc.	350,035	20,641,564
Mattel, Inc.	618,202	20,635,583
Home Depot, Inc.	149,136	20,616,561
American Airlines Group, Inc.	579,775	20,582,012
Foot Locker, Inc.	345,011	20,569,556
Mohawk Industries, Inc.*	98,384	20,556,353
LKQ Corp.*	596,136	20,501,116
Staples, Inc.	2,205,940	20,493,183
TJX Companies, Inc.	249,624	20,399,273
Genuine Parts Co.	199,102	20,356,188
Starbucks Corp.	350,199	20,329,052
Starwood Hotels & Resorts Worldwide, Inc.	260,031	20,298,020
DR Horton, Inc.	617,015	20,287,453
Dollar Tree, Inc.*	210,353	20,254,890
Lowe's Companies, Inc.	245,348	20,187,233
Wyndham Worldwide Corp.	283,971	20,167,620
Leggett & Platt, Inc.	383,046	20,136,728
Chipotle Mexican Grill, Inc. — Class A*,1	47,411	20,101,790
PVH Corp.	198,795	20,090,223
Goodyear Tire & Rubber Co.	700,720	20,089,642
Tiffany & Co.[1]	311,052	20,069,075
Michael Kors Holdings Ltd.*	385,505	19,938,318
Dollar General Corp.	210,123	19,907,053
Johnson Controls, Inc.	432,154	19,844,511
Bed Bath & Beyond, Inc.	441,387	19,840,346
Wal-Mart Stores, Inc.	270,079	19,707,665
Ralph Lauren Corp. — Class A	200,554	19,672,342
United Continental Holdings, Inc.*	416,957	19,551,113
Delphi Automotive plc	285,362	19,353,251
NIKE, Inc. — Class B	348,647	19,349,909
Alaska Air Group, Inc.	287,112	19,299,669
Lennar Corp. — Class A	409,493	19,164,272
VF Corp.	306,680	19,146,032
Hanesbrands, Inc.	715,329	19,070,671
Carnival Corp.	407,494	19,038,120
Tractor Supply Co.	206,883	18,960,827
Signet Jewelers Ltd.[1]	215,569	18,950,671
BorgWarner, Inc.	570,810	18,939,476
WW Grainger, Inc.	86,356	18,899,011
Royal Caribbean Cruises Ltd.	259,889	18,826,359
Wynn Resorts Ltd.[1]	191,273	18,735,190
Ford Motor Co.	1,466,681	18,568,181
McDonald's Corp.	157,026	18,474,109
Walgreens Boots Alliance, Inc.	232,975	18,463,269
Fastenal Co.[1]	431,089	18,429,055
CVS Health Corp.	198,747	18,427,822
Hasbro, Inc.	223,618	18,164,490
Delta Air Lines, Inc.	457,029	17,709,874
Darden Restaurants, Inc.	283,344	17,442,657
Southwest Airlines Co.	440,380	16,298,464
Under Armour, Inc. — Class A*,1	259,049	10,222,074
Under Armour, Inc. — Class C*	260,885	9,313,595
Total Consumer, Cyclical		1,533,745,977
Industrial - 13.1%
Garmin Ltd.[1]	451,976	24,555,857
Masco Corp.	615,033	22,436,404
Waters Corp.*	139,184	22,120,513
Fortune Brands Home & Security, Inc.	339,882	21,504,334
WestRock Co.	492,661	21,140,084
Martin Marietta Materials, Inc.	103,552	20,984,813
Caterpillar, Inc.	252,713	20,914,528
Kansas City Southern	217,098	20,865,288
Corning, Inc.	936,334	20,805,341
Stanley Black & Decker, Inc.	170,118	20,703,361
Pentair plc	323,569	20,650,173
Vulcan Materials Co.	166,360	20,625,313
TransDigm Group, Inc.*	73,580	20,567,081
Harris Corp.	237,203	20,546,524
Norfolk Southern Corp.	228,488	20,513,653
Illinois Tool Works, Inc.	177,755	20,512,926
Allegion plc	282,922	20,480,724
Agilent Technologies, Inc.	423,577	20,378,289
PerkinElmer, Inc.	357,854	20,369,050
Emerson Electric Co.	364,379	20,368,786
Cummins, Inc.	165,631	20,334,518
3M Co.	113,987	20,330,721
CSX Corp.	717,464	20,325,755
Waste Management, Inc.	306,824	20,287,203
United Technologies Corp.	188,363	20,277,277
FLIR Systems, Inc.	620,393	20,212,404
Lockheed Martin Corp.	79,861	20,183,270
Union Pacific Corp.	216,413	20,137,230
Tyco International plc	441,795	20,132,598
Acuity Brands, Inc.	76,366	20,040,729
Xylem, Inc.	418,419	20,004,612
Jacobs Engineering Group, Inc.*	372,643	19,943,854
General Dynamics Corp.	135,756	19,941,198
L-3 Communications Holdings, Inc.	131,413	19,926,153
General Electric Co.	639,597	19,917,051
United Parcel Service, Inc. — Class B	183,829	19,871,914
Republic Services, Inc. — Class A	387,600	19,868,376
Eaton Corporation plc	311,800	19,771,238
Ingersoll-Rand plc	297,927	19,740,643
Fluor Corp.	368,712	19,733,466
J.B. Hunt Transport Services, Inc.	237,318	19,728,245
Raytheon Co.	140,588	19,616,244
Boeing Co.	146,504	19,581,725
Parker-Hannifin Corp.	170,483	19,467,454
Dover Corp.	271,878	19,420,246
Snap-on, Inc.	123,235	19,368,845
Textron, Inc.	495,830	19,337,370
FedEx Corp.	119,433	19,336,203
Expeditors International of Washington, Inc.	390,040	19,279,677
Ryder System, Inc.	292,394	19,268,765
Amphenol Corp. — Class A	323,080	19,229,722
Honeywell International, Inc.	164,663	19,155,247
Northrop Grumman Corp.	88,393	19,148,576
Fortive Corp.*	394,822	19,034,369
Roper Technologies, Inc.	111,614	19,014,561
TE Connectivity Ltd.	313,080	18,872,462

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Industrial - 13.1% (continued)
Rockwell Automation, Inc.	164,634	$18,834,130
Sealed Air Corp.	398,958	18,822,838
AMETEK, Inc.	397,628	18,700,445
Owens-Illinois, Inc.*	988,865	18,580,774
Ball Corp.	260,769	18,428,545
CH Robinson Worldwide, Inc.	263,238	18,326,630
Rockwell Collins, Inc.	215,828	18,263,365
Flowserve Corp.	377,993	18,086,965
Deere & Co.[1]	224,274	17,428,333
Stericycle, Inc.*	191,983	17,330,305
Total Industrial		1,313,685,293
Technology - 9.5%
Seagate Technology plc[1]	830,323	26,595,246
Linear Technology Corp.	405,093	24,301,529
NVIDIA Corp.	415,883	23,746,920
Qorvo, Inc.*	355,612	22,485,346
QUALCOMM, Inc.	356,934	22,336,930
Micron Technology, Inc.*	1,582,676	21,745,968
Texas Instruments, Inc.	310,342	21,646,355
Cerner Corp.*	345,501	21,555,807
Analog Devices, Inc.	337,317	21,530,944
CSRA, Inc.	791,992	21,320,425
Microsoft Corp.	373,228	21,154,563
Hewlett Packard Enterprise Co.	1,004,902	21,123,040
Xilinx, Inc.	411,166	21,002,359
Applied Materials, Inc.	798,234	20,985,572
Lam Research Corp.[1]	233,253	20,939,122
Intel Corp.	599,669	20,904,461
Paychex, Inc.	352,149	20,875,392
NetApp, Inc.	784,549	20,672,866
Fidelity National Information Services, Inc.	258,454	20,554,847
Microchip Technology, Inc.[1]	367,726	20,460,275
Activision Blizzard, Inc.	508,702	20,429,472
Oracle Corp.	495,964	20,354,362
Autodesk, Inc.*	341,996	20,331,662
Apple, Inc.	194,404	20,258,841
International Business Machines Corp.	126,092	20,252,897
CA, Inc.	582,406	20,180,368
Intuit, Inc.	180,502	20,033,917
KLA-Tencor Corp.	264,389	20,016,891
Pitney Bowes, Inc.	1,034,660	19,979,285
HP, Inc.	1,423,238	19,939,564
Fiserv, Inc.*	180,608	19,931,899
Xerox Corp.	1,934,911	19,929,583
Citrix Systems, Inc.*	223,359	19,907,988
Dun & Bradstreet Corp.	152,789	19,747,978
EMC Corp.	693,390	19,609,069
Teradata Corp.*	689,898	19,579,305
Western Digital Corp.	410,107	19,484,184
Electronic Arts, Inc.*	255,228	19,479,001
Adobe Systems, Inc.*	197,894	19,365,907
Broadcom Ltd.	119,472	19,352,075
Skyworks Solutions, Inc.	293,114	19,351,386
salesforce.com, Inc.*	234,792	19,205,986
Red Hat, Inc.*	249,787	18,806,463
Akamai Technologies, Inc.*	364,379	18,412,071
Cognizant Technology Solutions Corp. — Class A*	318,794	18,327,467
Accenture plc — Class A	162,453	18,326,323
Total Technology		946,531,911
Energy - 7.4%
Chesapeake Energy Corp.*,1	4,346,998	23,560,730
Kinder Morgan, Inc.	1,097,297	22,308,049
Southwestern Energy Co.*	1,461,119	21,303,116
Devon Energy Corp.	547,081	20,942,261
Williams Companies, Inc.	871,766	20,896,231
Newfield Exploration Co.*	482,024	20,871,639
Marathon Petroleum Corp.	527,848	20,791,932
Spectra Energy Corp.	575,259	20,692,066
Cimarex Energy Co.	167,554	20,109,831
Baker Hughes, Inc.	418,237	20,004,276
Concho Resources, Inc.*	160,406	19,922,425
Anadarko Petroleum Corp.	362,514	19,767,888
Schlumberger Ltd.	244,658	19,699,862
Transocean Ltd.[1]	1,787,320	19,642,647
Pioneer Natural Resources Co.	120,421	19,576,842
Marathon Oil Corp.	1,431,723	19,528,702
Chevron Corp.	188,402	19,307,437
EOG Resources, Inc.	235,569	19,245,987
ONEOK, Inc.	425,175	19,043,588
Occidental Petroleum Corp.	254,648	19,029,845
Exxon Mobil Corp.	213,531	18,993,582
Tesoro Corp.	248,847	18,949,699
Cabot Oil & Gas Corp. — Class A	767,012	18,922,186
Halliburton Co.	432,935	18,901,942
Apache Corp.	359,000	18,847,500
Valero Energy Corp.	359,604	18,800,097
Noble Energy, Inc.	526,112	18,792,721
Equities Corp.	254,447	18,539,008
First Solar, Inc.*,1	396,071	18,488,594
Helmerich & Payne, Inc.[1]	296,642	18,382,905
Phillips 66	239,960	18,251,358
Diamond Offshore Drilling, Inc.[1]	790,031	17,949,504
Murphy Oil Corp.[1]	653,748	17,932,308
Range Resources Corp.	444,656	17,924,083
Hess Corp.	332,993	17,865,074
FMC Technologies, Inc.*	699,438	17,751,736
National Oilwell Varco, Inc.	548,485	17,743,490
ConocoPhillips	431,665	17,620,565
Total Energy		736,901,706
Communications - 6.4%
eBay, Inc.*	798,234	24,872,971
Symantec Corp.	1,110,613	22,689,823
CenturyLink, Inc.	712,671	22,406,377
Expedia, Inc.	179,898	20,985,102
Viacom, Inc. — Class B	457,249	20,791,112
AT&T, Inc.	476,405	20,623,573
Comcast Corp. — Class A	305,951	20,575,205
Facebook, Inc. — Class A*	164,749	20,418,991
Amazon.com, Inc.*	26,754	20,301,203
Verizon Communications, Inc.	364,791	20,213,069
Cisco Systems, Inc.	661,855	20,206,433
Time Warner, Inc.	260,942	20,001,204
TripAdvisor, Inc.*	285,832	19,999,665
Yahoo!, Inc.*	521,683	19,923,073
F5 Networks, Inc.*	160,905	19,858,895
Scripps Networks Interactive, Inc. — Class A	300,396	19,844,160

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Communications - 6.4% (continued)
Motorola Solutions, Inc.	284,892	$19,765,807
Priceline Group, Inc.*	14,564	19,673,197
VeriSign, Inc.*,1	226,944	19,655,620
Frontier Communications Corp.[1]	3,760,027	19,552,140
TEGNA, Inc.	876,934	19,204,855
CBS Corp. — Class B	364,379	19,027,871
Juniper Networks, Inc.	837,195	18,995,955
Omnicom Group, Inc.	230,564	18,973,111
Walt Disney Co.	197,381	18,938,707
Netflix, Inc.*	204,945	18,701,231
Level 3 Communications, Inc.*	367,582	18,599,649
Interpublic Group of Companies, Inc.	799,897	18,445,625
News Corp. — Class A	1,292,205	16,759,899
Twenty-First Century Fox, Inc. — Class A	479,181	12,765,382
Discovery Communications, Inc. — Class C*	460,178	11,292,768
Alphabet, Inc. — Class A*	13,121	10,383,172
Alphabet, Inc. — Class C*	13,326	10,244,896
Discovery Communications, Inc. — Class A*,1	290,223	7,281,695
Twenty-First Century Fox, Inc. — Class B	184,577	4,989,116
News Corp. — Class B	366,588	4,926,943
Total Communications		641,888,495
Utilities - 5.6%
AES Corp.	1,715,508	21,186,523
Exelon Corp.	555,307	20,701,845
American Water Works Company, Inc.	247,919	20,473,151
Dominion Resources, Inc.	261,940	20,436,559
Duke Energy Corp.	236,503	20,242,292
SCANA Corp.	268,416	20,115,095
Southern Co.	375,927	20,112,095
Edison International	259,777	20,101,544
CMS Energy Corp.	443,625	20,042,978
DTE Energy Co.	204,586	19,951,227
Consolidated Edison, Inc.	249,068	19,945,365
WEC Energy Group, Inc.	307,265	19,944,571
Public Service Enterprise Group, Inc.	433,127	19,928,173
American Electric Power Company, Inc.	287,409	19,917,444
FirstEnergy Corp.	570,139	19,909,254
NextEra Energy, Inc.	155,161	19,905,605
Entergy Corp.	244,293	19,883,007
CenterPoint Energy, Inc.	830,323	19,861,326
Eversource Energy	338,982	19,827,057
NiSource, Inc.	771,633	19,800,103
Ameren Corp.	377,030	19,771,453
Xcel Energy, Inc.	449,440	19,766,371
Pinnacle West Capital Corp.	250,405	19,749,442
Sempra Energy	175,833	19,672,196
PG&E Corp.	304,873	19,493,580
Alliant Energy Corp.	483,562	19,463,371
PPL Corp.	488,644	18,426,765
NRG Energy, Inc.	1,289,509	17,846,805
Total Utilities		556,475,197
Basic Materials - 3.9%
Freeport-McMoRan, Inc.[1]	1,854,604	24,035,668
Newmont Mining Corp.	536,841	23,621,004
Alcoa, Inc.	2,024,633	21,501,602
Albemarle Corp.	242,937	20,448,007
Nucor Corp.	380,462	20,407,982
International Paper Co.	444,962	20,383,709
International Flavors & Fragrances, Inc.	149,213	19,882,632
Sherwin-Williams Co.	65,786	19,718,038
Praxair, Inc.	168,941	19,688,384
EI du Pont de Nemours & Co.	284,393	19,671,463
Air Products & Chemicals, Inc.	131,250	19,611,375
Dow Chemical Co.	359,940	19,317,979
Mosaic Co.	712,412	19,235,124
Ecolab, Inc.	159,783	18,915,112
Monsanto Co.	175,948	18,785,968
PPG Industries, Inc.	175,881	18,416,500
FMC Corp.	386,901	18,393,274
LyondellBasell Industries N.V. — Class A	238,761	17,969,153
Eastman Chemical Co.	263,555	17,191,693
CF Industries Holdings, Inc.	657,319	16,222,633
Total Basic Materials		393,417,300
Diversified - 0.2%
Leucadia National Corp.	1,109,334	20,256,439
Total Common Stocks
(Cost $8,955,262,212)		9,988,158,552

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.18%[2]	14,833,690	14,833,690
Total Short Term Investments
(Cost $14,833,690)		14,833,690

SECURITIES LENDING COLLATERAL†,3 - 3.8%
BNY Mellon Separately Managed Cash Collateral Account, 0.35%	378,979,560	378,979,560
Total Securities Lending Collateral
(Cost $378,979,560)		378,979,560
Total Investments - 103.8%
(Cost $9,349,075,462)		$10,381,971,802
Other Assets & Liabilities, net - (3.8)%		(383,150,771)
Total Net Assets - 100.0%		$9,998,821,031

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2016 — See Note 3.
[2]	Rate indicated is the 7 day yield as of July 31, 2016.
[3]	Securities lending collateral — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$9,988,158,552	$—	$—	$9,988,158,552
Securities Lending Collateral	378,979,560	—	—	378,979,560
Short Term Investments	14,833,690	—	—	14,833,690
Total	$10,381,971,802	$—	$—	$10,381,971,802

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2016, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

1.  The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and Guggenheim Investments (“GI”) to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

The Funds invest in money market mutual funds, which are valued at their NAV. Exchange-traded funds (“ETFs”) are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

2.  Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3.  Portfolio Securities Loaned

Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

At July 31, 2016, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral	Non-Cash Collateral	Total Collateral
Guggenheim S&P 500® Pure Value ETF	$33,516,435	$34,360,692	$—	$34,360,692
Guggenheim S&P 500® Pure Growth ETF	60,288,631	61,558,891	—	61,558,891
Guggenheim S&P MidCap 400® Equal Weight ETF	9,354,948	9,298,088	296,511	9,594,599
Guggenheim S&P MidCap 400® Pure Value ETF	16,696,420	16,644,863	513,619	17,158,482
Guggenheim S&P MidCap 400® Pure Growth ETF	41,732,719	42,724,190	—	42,724,190
Guggenheim S&P SmallCap 600® Equal Weight ETF	5,458,612	5,647,182	—	5,647,182
Guggenheim S&P SmallCap 600® Pure Value ETF	15,531,444	16,092,971	—	16,092,971
Guggenheim S&P SmallCap 600® Pure Growth ETF	19,481,449	19,955,518	—	19,955,518
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	344,409	355,386	—	355,386
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	7,343,670	7,504,664	—	7,504,664
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	601,228	614,800	—	614,800
Guggenheim S&P 500® Equal Weight Energy ETF	30,871,249	31,822,141	—	31,822,141
Guggenheim S&P 500® Equal Weight Financials ETF	1,595,535	1,629,760	—	1,629,760
Guggenheim S&P 500® Equal Weight Health Care ETF	20,152	21,125	—	21,125
Guggenheim S&P 500® Equal Weight Industrials ETF	3,009,202	3,073,939	—	3,073,939
Guggenheim S&P 500® Equal Weight Materials ETF	3,159,261	3,227,817	—	3,227,817
Guggenheim S&P 500® Equal Weight Real Estate ETF	96,275	98,340	—	98,340
Guggenheim S&P 500® Equal Weight Technology ETF	44,378,596	38,163,886	7,193,268	45,357,154
Guggenheim S&P 500® Equal Weight Utilities ETF	8,578,803	2,880,880	5,903,350	8,784,230
Guggenheim S&P 500® Equal Weight ETF	399,951,373	378,979,560	30,670,714	409,650,274

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

4.  Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulate investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likelythan-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At July 31, 2016, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Guggenheim S&P 500® Top 50 ETF	$520,634,587	$109,300,403	$(24,585,898)	$84,714,505
Guggenheim S&P 500® Pure Value ETF	790,193,788	62,532,393	(78,825,010)	(16,292,617)
Guggenheim S&P 500® Pure Growth ETF	1,653,701,877	277,090,788	(57,431,988)	219,658,800
Guggenheim S&P MidCap 400® Equal Weight ETF	91,925,418	13,350,525	(3,296,903)	10,053,622
Guggenheim S&P MidCap 400® Pure Value ETF	131,558,403	20,843,783	(8,252,858)	12,590,925
Guggenheim S&P MidCap 400® Pure Growth ETF	606,553,001	72,115,495	(45,318,146)	26,797,349
Guggenheim S&P SmallCap 600® Equal Weight ETF	41,626,903	7,182,310	(1,807,466)	5,374,844
Guggenheim S&P SmallCap 600® Pure Value ETF	180,593,071	28,103,776	(21,919,209)	6,184,567
Guggenheim S&P SmallCap 600® Pure Growth ETF	180,331,568	20,808,324	(11,254,144)	9,554,180
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	12,663,163	943,016	(1,785,642)	(842,626)
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	97,486,473	3,963,113	(13,623,719)	(9,660,606)
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	761,715,258	68,190,347	(11,650,468)	56,539,879
Guggenheim S&P 500® Equal Weight Energy ETF	279,694,744	19,411,753	(36,241,171)	(16,829,418)
Guggenheim S&P 500® Equal Weight Financials ETF	155,277,938	7,409,402	(11,999,132)	(4,589,730)
Guggenheim S&P 500® Equal Weight Health Care ETF	534,031,875	43,522,098	(38,966,910)	4,555,188
Guggenheim S&P 500® Equal Weight Industrials ETF	121,225,752	8,232,316	(6,658,322)	1,573,994
Guggenheim S&P 500® Equal Weight Materials ETF	105,236,627	7,196,495	(8,024,554)	(828,059)
Guggenheim S&P 500® Equal Weight Real Estate ETF	2,851,350	192,952	(54,182)	138,770
Guggenheim S&P 500® Equal Weight Technology ETF	746,155,543	77,553,289	(47,403,300)	30,149,989
Guggenheim S&P 500® Equal Weight Utilities ETF	292,110,297	23,833,859	(4,134,903)	19,698,956
Guggenheim S&P 100® Equal Weight ETF	2,544,415	135,965	(7,694)	128,271
Guggenheim S&P 500® Equal Weight ETF	9,372,723,857	1,571,102,509	(561,854,564)	1,009,247,945

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex ETF Trust

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date:	September 26, 2016

By:	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President and Treasurer

Date:	September 26, 2016